UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 22.3%
Banks - 8.6%
Australia & New Zealand Banking Group Ltd.	387,740	$10,088,971
Banca Popolare dell’Emilia Romagna SC (a)	63,410	415,714
Banca Popolare di Milano Scarl (a)	647,040	421,503
Bank Hapoalim BM	2,341,940	11,012,096
Bank of Georgia Holdings PLC	33,480	1,076,989
Bank of Montreal	107,900	7,632,314
Bank of Queensland Ltd.	1,639,845	16,155,620
BOC Hong Kong Holdings Ltd.	3,340,000	11,107,905
Chiba Bank Ltd. (The)	178,000	1,166,416
Commerzbank AG (a)	960,630	12,600,191
Danske Bank A/S	1,200,860	32,466,263
DBS Group Holdings Ltd.	899,000	13,917,714
DGB Financial Group, Inc. (a)	67,000	688,702
Hang Seng Bank Ltd.	352,600	5,860,377
HSBC Holdings PLC	3,361,000	31,760,646
ING Groep NV (a)	1,472,920	19,029,624
Liberbank SA (a)	1,500,870	1,219,101
Mitsubishi UFJ Financial Group, Inc.	4,056,200	22,285,673
National Bank of Canada	121,600	5,174,646
Resona Holdings, Inc.	2,915,100	14,725,630
Seven Bank Ltd.	2,818,200	11,829,351
Societe Generale SA	603,620	25,261,598
SpareBank 1 SR-Bank ASA	155,540	1,095,646
Toronto-Dominion Bank (The)	252,370	12,058,064
UniCredit SpA	5,202,700	33,326,480

		302,377,234

Capital Markets - 3.0%
3i Group PLC	173,010	1,206,360
Daiwa Securities Group, Inc.	5,408,000	42,345,377
GAM Holding AG (a)	59,120	1,062,858
Partners Group Holding AG	35,240	10,252,621
UBS Group AG (a)	3,034,117	52,155,562

		107,022,778

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	166,000	547,447
Aeon Thana Sinsap Thailand PCL (NVDR)	43,000	141,534
Credito Real SAB de CV	282,507	604,699
International Personal Finance PLC	120,070	834,278

		2,127,958

Diversified Financial Services - 1.4%
Cerved Information Solutions SpA (a)	920,533	4,861,303
Chailease Holding Co., Ltd.	326,960	809,758
Challenger Ltd./Australia	2,210,321	11,676,098
ORIX Corp.	2,634,100	33,144,326

		50,491,485

Insurance - 6.5%
Admiral Group PLC	1,820,950	37,356,964
AIA Group Ltd.	8,294,600	45,589,537
Anadolu Hayat Emeklilik AS	301,911	662,009

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	2,534,830	$11,466,536
Gjensidige Forsikring ASA	743,580	12,133,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	251,370	50,057,165
Prudential PLC	1,631,300	37,714,799
Suncorp Group Ltd.	1,373,720	15,693,079
Topdanmark A/S (a)	242,107	7,857,963
Tryg A/S	90,010	10,057,439

		228,588,775

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	22,170	714,447
Concentradora Fibra Hotelera Mexicana SA de CV	407,810	624,689
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	570,970	675,326
Granite Real Estate Investment Trust (Toronto)	40,610	1,442,218
Vastned Retail NV	19,650	888,519

		4,345,199

Real Estate Management & Development - 2.6%
Aeon Mall Co., Ltd.	53,000	939,211
Altus Group Ltd./Canada	40,490	725,251
Ayala Land, Inc.	8,757,800	6,530,489
CA Immobilien Anlagen AG (a)	45,870	857,869
CIFI Holdings Group Co., Ltd.	3,856,000	772,746
Corp. Inmobiliaria Vesta SAB de CV	323,170	641,795
Countrywide PLC	137,825	932,792
Daito Trust Construction Co., Ltd.	255,900	29,028,729
GAGFAH SA (a)	63,290	1,413,415
Global Logistic Properties Ltd.	19,326,000	36,031,431
Kaisa Group Holdings Ltd. (b)(c)	2,365,000	484,916
Lend Lease Group	87,200	1,161,405
Mitsubishi Estate Co., Ltd.	364,000	7,669,794
Mitsui Fudosan Co., Ltd.	58,000	1,555,301
Nexity SA	19,230	729,011
Quintain Estates & Development PLC (a)	694,850	1,031,552

		90,505,707

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	189,030	1,220,310

		786,679,446

Consumer Discretionary - 20.0%
Auto Components - 3.3%
Aisin Seiki Co., Ltd.	559,400	20,098,360
Cie Generale des Etablissements Michelin-Class B	261,839	23,635,335
Halla Visteon Climate Control Corp. (a)	30,770	1,355,626
Linamar Corp.	21,570	1,317,259
Plastic Omnium SA	511,540	13,882,097
Sumitomo Electric Industries Ltd.	1,814,900	22,666,782
Sumitomo Rubber Industries Ltd.	76,900	1,143,200
Valeo SA	250,520	31,172,239

		115,270,898

Automobiles – 2.7%
Great Wall Motor Co., Ltd.-Class H	2,822,500	16,019,686
Honda Motor Co., Ltd.	1,106,600	32,465,735

Company	Shares	U.S. $ Value
Toyota Motor Corp.	742,100	$46,245,701

		94,731,122

Distributors - 0.0%
Inchcape PLC	104,550	1,174,626

Diversified Consumer Services - 1.2%
Estacio Participacoes SA	1,811,800	16,235,451
G8 Education Ltd.	200,860	678,556
GAEC Educacao SA	71,500	950,841
Kroton Educacional SA	3,267,200	19,051,087
TAL Education Group (ADR) (a)	152,200	4,275,298

		41,191,233

Hotels, Restaurants & Leisure - 2.8%
Flight Centre Travel Group Ltd.	22,490	595,332
Galaxy Entertainment Group Ltd.	604,000	3,356,255
Jollibee Foods Corp.	293,700	1,404,020
Melco International Development Ltd.	5,403,000	11,841,633
Merlin Entertainments PLC (d)	3,233,824	20,009,759
Oriental Land Co., Ltd./Japan	37,300	8,601,898
Sands China Ltd.	834,400	4,067,304
Sodexo SA	242,798	23,766,108
Tabcorp Holdings Ltd.	1,004,450	3,390,738
Tatts Group Ltd.	4,735,543	13,318,718
Yum! Brands, Inc.	98,470	7,173,539

		97,525,304

Household Durables - 0.1%
Berkeley Group Holdings PLC	25,980	998,916
Rinnai Corp.	10,300	692,079
Techtronic Industries Co., Ltd.	263,000	843,726

		2,534,721

Internet & Catalog Retail - 0.3%
Just Eat PLC (a)	2,307,597	11,138,742
Qunar Cayman Islands Ltd. (ADR) (a)	33,845	962,213
Stabilus SA (a)	15,558	476,744

		12,577,699

Leisure Products - 0.0%
Merida Industry Co., Ltd.	111,300	751,495

Media - 3.3%
Cineplex, Inc.	109,860	4,239,132
CTS Eventim AG & Co. KGaA	113,680	3,349,211
Havas SA	48,139	393,086
Liberty Global PLC-Class A (a)	57,684	2,896,025
Liberty Global PLC-Series C (a)	752,645	36,360,280
Mediaset Espana Comunicacion SA (a)	46,010	578,441
Metropole Television SA	54,060	1,019,007
Naspers Ltd.-Class N	234,320	30,310,491
Reed Elsevier PLC	726,400	12,408,352
Sky PLC	403,300	5,628,585
Smiles SA	29,400	509,318
Thomson Reuters Corp.	425,460	17,164,151

Company	Shares	U.S. $ Value
TV Asahi Holdings Corp.	74,100	$1,167,147

		116,023,226

Multiline Retail - 1.8%
B&M European Value Retail SA	6,606,891	29,347,896
Canadian Tire Corp., Ltd.-Class A	59,010	6,234,195
Dollarama, Inc.	33,640	1,719,931
Harvey Norman Holdings Ltd.	430,530	1,175,164
Next PLC	97,860	10,378,728
Poundland Group PLC (a)	2,790,990	14,276,831

		63,132,745

Specialty Retail - 1.7%
Ace Hardware Indonesia Tbk PT	12,187,000	770,451
Fielmann AG	37,800	2,581,529
JUMBO SA	84,379	857,990
L’Occitane International SA	309,250	781,634
Luk Fook Holdings International Ltd.	147,000	551,269
Matas A/S	27,600	628,890
Mr. Price Group Ltd.	68,230	1,380,217
Shimamura Co., Ltd.	127,200	10,976,966
Sports Direct International PLC (a)	2,309,661	25,407,916
United Arrows Ltd.	12,600	351,882
WH Smith PLC	39,710	830,402
Yamada Denki Co., Ltd.	5,040,100	16,910,140

		62,029,286

Textiles, Apparel & Luxury Goods - 2.8%
Brunello Cucinelli SpA	32,070	716,322
Cie Financiere Richemont SA	531,576	47,128,789
Eclat Textile Co., Ltd.	158,561	1,593,602
Global Brands Group Holding Ltd. (a)	28,400,000	5,545,692
HUGO BOSS AG	137,102	16,771,908
Nan Liu Enterprise Co., Ltd.	205,188	908,469
Samsonite International SA	6,865,400	20,345,230
Yue Yuen Industrial Holdings Ltd.	1,464,000	5,254,835

		98,264,847

		705,207,202

Industrials - 14.3%
Aerospace & Defense - 2.3%
Airbus Group NV	836,813	41,370,360
FACC AG (a)	107,620	928,202
Saab AB-Class B	45,100	1,160,516
Safran SA	269,530	16,628,640
Senior PLC	321,380	1,505,683
Zodiac Aerospace	599,051	20,168,713

		81,762,114

Air Freight & Logistics - 0.3%
Oesterreichische Post AG	78,080	3,815,131
Royal Mail PLC	142,610	950,346
Singapore Post Ltd.	2,803,000	4,055,104

		8,820,581

Company	Shares	U.S. $ Value
Airlines - 1.3%
International Consolidated Airlines Group SA (a)	3,769,150	$28,374,412
Qantas Airways Ltd. (a)	8,822,222	17,135,518
Turk Hava Yollari (a)	316,570	1,300,775

		46,810,705

Building Products - 0.1%
Kingspan Group PLC	93,260	1,617,054

Commercial Services & Supplies - 1.8%
Babcock International Group PLC	2,042,076	33,453,838
Berendsen PLC	310,510	5,307,304
Edenred	700,507	19,373,210
Loomis AB-Class B	39,800	1,149,727
Regus PLC	1,265,211	4,084,979
Rentokil Initial PLC	774,320	1,458,063

		64,827,121

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	812,000	1,141,858
UGL Ltd.	218,030	388,770

		1,530,628

Electrical Equipment - 0.0%
TKH Group NV	37,530	1,193,843

Industrial Conglomerates - 0.6%
Toshiba Corp.	4,822,000	20,335,813

Machinery - 1.1%
Duerr AG	5,580	490,371
Fincantieri SpA (a)	466,151	430,603
IHI Corp.	233,000	1,180,019
JTEKT Corp.	1,506,300	25,350,704
Krones AG	12,680	1,232,980
KUKA AG	27,960	1,977,673
Melrose Industries PLC	216,418	895,852
Morgan Advanced Materials PLC	257,400	1,271,753
Nabtesco Corp.	48,800	1,179,430
Nachi-Fujikoshi Corp.	182,000	1,117,181
Pfeiffer Vacuum Technology AG	7,330	607,145
Vesuvius PLC	136,240	942,268

		36,675,979

Marine - 0.6%
Nippon Yusen KK	7,139,000	20,164,152
Pacific Basin Shipping Ltd.	1,034,000	414,956

		20,579,108

Professional Services - 4.3%
Applus Services SA (a)	936,262	10,312,484
Bureau Veritas SA	1,786,107	39,572,902
Capita PLC	3,023,617	50,699,069
Intertek Group PLC	1,035,620	37,481,162
Teleperformance	212,220	14,445,834

		152,511,451

Company	Shares	U.S. $ Value
Road & Rail - 0.7%
Central Japan Railway Co.	136,200	$20,413,146
ComfortDelGro Corp., Ltd.	1,845,000	3,610,516
Localiza Rent a Car SA	36,745	493,629
National Express Group PLC	227,952	876,640

		25,393,931

Trading Companies & Distributors - 1.1%
Barloworld Ltd.	92,050	757,706
Brenntag AG	502,700	28,105,993
Bunzl PLC	272,220	7,441,733
Diploma PLC	72,990	814,559
Ramirent Oyj	80,970	627,642
Rexel SA	113,690	2,036,882

		39,784,515

		501,842,843

Health Care - 8.8%
Biotechnology - 1.5%
Actelion Ltd. (REG) (a)	338,100	38,922,428
Basilea Pharmaceutica (a)	14,830	1,363,488
CSL Ltd.	158,070	11,103,737
Medy-Tox, Inc.	6,220	1,797,809
Taiwan Liposome Co., Ltd. (a)	106,000	897,376

		54,084,838

Health Care Equipment & Supplies - 0.1%
Ginko International Co., Ltd.	81,000	854,776
Sorin SpA (a)	496,250	1,155,506

		2,010,282

Health Care Providers & Services - 0.6%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	387,400	872,296
Sonic Healthcare Ltd.	1,395,240	20,990,764

		21,863,060

Health Care Technology - 0.0%
M3, Inc.	28,100	470,169

Life Sciences Tools & Services - 1.5%
Eurofins Scientific SE	204,923	52,307,005
Horizon Discovery Group PLC (a)	192,580	603,312

		52,910,317

Pharmaceuticals - 5.1%
Almirall SA (a)	32,960	543,911
Astellas Pharma, Inc.	1,774,700	24,707,553
GlaxoSmithKline PLC	2,104,120	45,140,945
Indivior PLC (a)	202,997	472,689
Novartis AG	233,020	21,611,085
Novo Nordisk A/S-Class B	592,775	25,074,240
Orion Oyj-Class B	169,950	5,285,527
Ouro Fino Saude Animal Participacoes SA (a)	70,100	809,069

Company	Shares	U.S. $ Value
Roche Holding AG	198,650	$53,822,666

		177,467,685

		308,806,351

Consumer Staples - 7.3%
Beverages - 0.9%
Anheuser-Busch InBev NV	67,360	7,580,784
Asahi Group Holdings Ltd.	261,300	8,083,918
Cott Corp.	110,920	764,735
Heineken NV	233,320	16,567,512

		32,996,949

Food & Staples Retailing - 2.6%
Alimentation Couche-Tard, Inc.-Class B	399,720	16,751,908
Axfood AB	41,710	2,489,748
Booker Group PLC	341,560	867,652
Clicks Group Ltd.	116,010	811,110
Delhaize Group SA	9,830	715,872
FamilyMart Co., Ltd.	27,800	1,047,054
Jean Coutu Group PJC, Inc. (The)-Class A	198,240	4,830,586
Koninklijke Ahold NV	1,810,834	32,183,693
Lawson, Inc.	87,000	5,257,247
Lenta Ltd. (GDR) (a)(d)	298,880	2,020,429
MARR SpA	61,660	1,093,717
Metro, Inc.	22,000	1,766,741
Olam International Ltd.	8,355,273	12,679,787
Sugi Holdings Co., Ltd.	90,400	3,690,077
Tsuruha Holdings, Inc.	66,400	3,842,111

		90,047,732

Food Products - 0.6%
Calbee, Inc.	40,200	1,384,761
Glanbia PLC	75,045	1,151,181
Mayora Indah Tbk PT	429,700	724,985
Nestle SA	192,650	14,044,375
Salmar ASA	28,500	485,170
Unilever PLC	115,200	4,680,366

		22,470,838

Household Products - 0.5%
Pigeon Corp.	21,300	1,241,919
Reckitt Benckiser Group PLC	202,997	16,441,526

		17,683,445

Personal Products - 0.4%
Cosmax, Inc. (a)	11,340	1,023,694
Kao Corp.	296,600	11,696,281

		12,719,975

Tobacco - 2.3%
British American Tobacco PLC	1,092,290	59,192,228
Imperial Tobacco Group PLC	513,960	22,624,264

		81,816,492

		257,735,431

Company	Shares	U.S. $ Value
Information Technology - 6.9%
Communications Equipment - 0.3%
Pace PLC	176,520	$946,458
VTech Holdings Ltd.	578,000	8,303,302

		9,249,760

Electronic Equipment, Instruments & Components - 0.1%
Ju Teng International Holdings Ltd.	1,194,000	589,095
PAX Global Technology Ltd.(a)	892,000	913,680
Samsung Electro-Mechanics Co., Ltd. (a)	13,850	684,815

		2,187,590

Internet Software & Services - 1.3%
Baidu, Inc. (Sponsored ADR) (a)	93,460	21,306,076
Telecity Group PLC	1,930,000	24,105,299

		45,411,375

IT Services - 0.6%
Alten SA	29,020	1,237,422
Computacenter PLC	94,883	867,344
DH Corp.	106,300	3,355,157
Itochu Techno-Solutions Corp.	34,400	1,213,781
Obic Co., Ltd.	391,400	12,700,808
Wirecard AG	23,430	1,021,644

		20,396,156

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Semiconductor Engineering, Inc.	9,170,000	10,890,541
ASM International NV	46,200	1,956,506
Hermes Microvision, Inc.	22,000	1,100,234
Infineon Technologies AG	448,023	4,740,914
Kinsus Interconnect Technology Corp.	293,000	968,106
Novatek Microelectronics Corp.	2,746,000	15,344,915
Sanken Electric Co., Ltd.	122,000	970,125
SCREEN Holdings Co., Ltd.	106,000	622,895
Sumco Corp.	1,286,300	18,414,801
Tokyo Electron Ltd.	165,600	12,557,484

		67,566,521

Software – 1.3%
Capcom Co., Ltd.	51,800	778,138
Dassault Systemes	280,178	17,085,354
Open Text Corp.	80,750	4,699,180
Oracle Corp. Japan	406,800	16,575,565
SAP SE	71,121	4,966,263
SDL PLC (a)	146,980	943,132
UBISOFT Entertainment (a)	92,170	1,680,301

		46,727,933

Technology Hardware, Storage & Peripherals - 1.4%
Asustek Computer, Inc.	1,129,000	12,318,519
Casetek Holdings Ltd.	169,000	951,636
Catcher Technology Co., Ltd.	2,457,000	18,974,021
Samsung Electronics Co., Ltd.	8,940	10,748,062
Samsung Electronics Co., Ltd. (GDR) (d)	4,200	1,947,823

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (GDR) (London) (d)	10,190	$6,116,518

		51,056,579

		242,595,914

Telecommunication Services - 6.2%
Diversified Telecommunication Services - 4.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,659,587	6,491,431
Com Hem Holding AB (a)	132,730	1,072,662
Hellenic Telecommunications Organization SA (a)	53,470	584,679
Nippon Telegraph & Telephone Corp.	656,300	33,525,508
Singapore Telecommunications Ltd.	2,576,000	7,554,032
Swisscom AG	18,850	9,891,297
Telecom Italia SpA (savings shares)	30,382,407	25,401,037
Telenor ASA	913,940	18,487,740
Telstra Corp., Ltd.	2,305,110	11,190,906
Vivendi SA (a)	1,076,572	26,796,447

		140,995,739

Wireless Telecommunication Services - 2.2%
China Mobile Ltd.	1,161,500	13,634,419
SoftBank Corp.	508,500	30,267,573
StarHub Ltd.	1,056,000	3,299,327
Vodafone Group PLC	8,918,552	30,578,381

		77,779,700

		218,775,439

Materials - 6.0%
Chemicals - 4.7%
Arkema SA	236,754	15,658,156
Chr Hansen Holding A/S	387,100	17,149,824
Denki Kagaku Kogyo KK	3,002,000	10,995,046
Essentra PLC	4,278,778	48,504,615
Fuchs Petrolub SE (Preference Shares)	26,900	1,071,399
Givaudan SA (a)	6,370	11,426,867
Hyosung Corp. (a)	16,320	1,012,817
IMCD Group NV (a)	132,657	4,526,710
JSR Corp.	1,388,300	23,829,171
Kansai Paint Co., Ltd.	99,000	1,533,705
Koninklijke DSM NV	316,323	19,293,484
Lanxess AG	16,790	777,582
Mitsubishi Gas Chemical Co., Inc.	2,101,000	10,544,696
Teijin Ltd.	350,000	930,265

		167,254,337

Construction Materials - 0.1%
Cementos Pacasmayo SAA	305,660	543,715
Cemex Latam Holdings SA (a)	137,860	928,155
West China Cement Ltd.	6,778,000	710,115

		2,181,985

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	50,520	1,136,115

Metals & Mining - 0.7%
BlueScope Steel Ltd. (a)	222,924	1,008,986

Company	Shares	U.S. $ Value
Dowa Holdings Co., Ltd.	897,000	$7,126,679
Rio Tinto PLC	334,670	15,427,303
Western Areas Ltd.	306,010	926,784

		24,489,752

Paper & Forest Products - 0.5%
Mondi PLC	993,250	16,135,827
Sappi Ltd. (a)	415,370	1,506,024

		17,641,851

		212,704,040

Energy - 3.3%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (a)(d)	84,270	468,731
Deep Sea Supply PLC	796,140	563,907

		1,032,638

Oil, Gas & Consumable Fuels - 3.3%
BG Group PLC	2,040,874	27,310,366
Gaztransport Et Technigaz SA	12,591	745,028
Gran Tierra Energy, Inc. (a)	81,360	312,331
JX Holdings, Inc.	7,927,700	30,851,480
KrisEnergy Ltd. (a)	919,000	434,356
Petroleo Brasileiro SA (Sponsored ADR)	1,023,540	7,758,433
Royal Dutch Shell PLC-Class B	357,745	12,360,469
Statoil ASA	468,380	8,246,690
Total SA	540,000	27,665,278

		115,684,431

		116,717,069

Utilities - 1.7%
Electric Utilities - 1.3%
Electricite de France SA	877,090	24,144,875
Elia System Operator SA/NV	150,360	7,001,810
Power Assets Holdings Ltd.	1,446,000	13,970,652

		45,117,337

Gas Utilities - 0.0%
ENN Energy Holdings Ltd.	124,000	701,506

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	1,420,187	4,097,645
Electric Power Development Co., Ltd.	32,000	1,081,310
Huadian Fuxin Energy Corp., Ltd.-Class H	2,408,000	1,127,720
Huadian Power International Corp. Ltd.-Class H	1,162,000	1,008,075

		7,314,750

Multi-Utilities - 0.1%
United Utilities Group PLC	248,670	3,532,088

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	182,800	1,177,313
CT Environmental Group Ltd.	282,000	287,565

Company	Shares	U.S. $ Value
Pennon Group PLC	78,390	$1,119,933

		2,584,811

		59,250,492

Total Common Stocks (cost $3,173,040,379)		3,410,314,227

WARRANTS - 1.8%
Financials - 1.0%
Banks - 0.0%
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(d)	30,640	527,195

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	1,395,910	25,136,567
LIC Housing Finance Ltd., JPMorgan Structured Products, expiring 3/06/17 (a)(d)	79,670	550,473

		25,687,040

Consumer Finance - 0.3%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18(a)	2,081,596	6,324,380
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	111,470	1,963,502

		8,287,882

		34,502,117

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	206,510	5,255,308
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	95,710	3,879,269
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	105,358	4,285,862

		13,420,439

Health Care - 0.2%
Pharmaceuticals - 0.2%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 12/19/18 (a)	37,890	859,002
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	541,600	7,106,191

		7,965,193

Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co., Ltd., JPMorgan Structured Products, expiring 8/24/16 (a)	472,390	2,861,096

Company	Shares	U.S. $ Value
Auto Components - 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	108,040	$786,603

		3,647,699

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petronet LNG Ltd., Deutsch Bank AG London, expiring 8/14/18 (a)	307,670	1,019,709

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd., Merrill Lynch Intl & Co., expiring 11/07/18 (a)	169,410	860,086

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(d)	15,820	814,680

Total Warrants (cost $50,374,888)		62,229,923

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
State Street Bank & Trust Co. 0.00%, dated 12/31/14 due 1/02/15 in the amount of $38,200,089 (collateralized by $37,120,000 U.S. Treasury Notes, 2.125% to 2.625%, due 8/15/20 to 8/31/20, value $38,966,564) (cost $38,200,089)	$38,200	38,200,089

Total Investments - 99.7% (cost $3,261,615,356)(e)		3,510,744,239
Other assets less liabilities - 0.3%		10,511,022

Net Assets - 100.0%		$3,521,255,261

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	68,975	SEK	497,944	1/15/15	$(5,097,876)
Barclays Bank PLC	CHF	38,238	USD	40,010	1/15/15	1,543,048
Barclays Bank PLC	HKD	1,221,831	USD	157,516	1/15/15	(43,049)
Barclays Bank PLC	NOK	228,916	USD	33,428	1/15/15	2,721,874
Barclays Bank PLC	USD	17,610	CAD	20,135	1/15/15	(284,403)
Barclays Bank PLC	USD	60,431	EUR	47,482	1/15/15	(2,969,420)
Barclays Bank PLC	USD	33,455	SEK	246,617	1/15/15	(1,817,971)
BNP Paribas SA	USD	95,236	AUD	110,752	1/15/15	(4,883,855)
BNP Paribas SA	USD	6,593	CAD	7,680	1/15/15	15,857
BNP Paribas SA	USD	274,673	EUR	216,673	1/15/15	(12,459,522)
BNP Paribas SA	USD	71,778	NZD	91,169	1/15/15	(724,407)
Citibank	CAD	106,290	USD	94,787	1/15/15	3,325,087

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	95,631	USD	36,003	1/05/15	$27,088
Goldman Sachs Bank USA	USD	36,019	BRL	95,631	1/05/15	(43,361)
Goldman Sachs Bank USA	EUR	134,364	USD	168,772	1/15/15	6,167,886
Goldman Sachs Bank USA	JPY	5,859,009	USD	49,782	1/15/15	863,250
Goldman Sachs Bank USA	KRW	9,152,061	USD	8,473	1/15/15	137,927
Goldman Sachs Bank USA	USD	103,716	CHF	99,992	1/15/15	(3,126,728)
Goldman Sachs Bank USA	USD	20,024	NZD	26,117	1/15/15	330,645
Goldman Sachs Bank USA	BRL	95,631	USD	35,711	2/03/15	14,813
HSBC Bank USA	GBP	98,431	USD	158,685	1/15/15	5,282,115
HSBC Bank USA	USD	23,245	JPY	2,508,651	1/15/15	(2,299,498)
JPMorgan Chase Bank	BRL	95,631	USD	37,553	1/05/15	1,577,312
JPMorgan Chase Bank	USD	36,003	BRL	95,631	1/05/15	(27,088)
JPMorgan Chase Bank	USD	7,220	GBP	4,520	1/15/15	(176,106)
Morgan Stanley & Co., Inc.	USD	31,366	EUR	25,265	1/15/15	(790,661)
Royal Bank of Scotland PLC	GBP	44,313	USD	71,934	1/15/15	2,872,880
Royal Bank of Scotland PLC	JPY	14,552,688	USD	127,089	1/15/15	5,584,362
Standard Chartered Bank	JPY	2,508,651	USD	23,116	1/15/15	2,170,832
Standard Chartered Bank	USD	61,869	AUD	70,267	1/15/15	(4,545,194)
Standard Chartered Bank	USD	13,729	HKD	106,494	1/15/15	3,451
State Street Bank & Trust Co.	NOK	77,492	USD	11,685	1/15/15	1,290,437
State Street Bank & Trust Co.	USD	18,219	HKD	141,264	1/15/15	(2,543)
State Street Bank & Trust Co.	USD	11,923	NOK	77,492	1/15/15	(1,528,835)
UBS AG	GBP	16,450	USD	25,728	1/15/15	91,487

						$(6,800,166)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $59,555,677 or 1.7% of net assets.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $431,189,307 and gross unrealized depreciation of investments was $(182,060,424), resulting in net unrealized appreciation of $249,128,883.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdow*

December 31, 2014 (unaudited)

21.3%	United Kingdom
19.7%	Japan
12.6%	France
7.5%	Switzerland
3.9%	Australia
3.7%	Germany
3.3%	Hong Kong
3.1%	Netherlands
2.7%	Denmark
2.3%	Singapore
2.1%	Canada
1.9%	Italy
1.9%	Taiwan
14.0%	Other

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Austria, Belgium, Brazil, China, Colombia, Finland, Georgia, Greece, India, Indonesia, Ireland, Israel, Luxembourg, Mexico, Norway, Peru, Philippines, Qatar, Russia, South Africa, South Korea, Spain, Sweden, Thailand, Turkey and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stock:
Financials	$83,900,883		$702,293,647		$484,916		$786,679,446
Consumer Discretionary	174,633,823		530,573,379		– 0	–	705,207,202
Industrials	5,580,513		496,262,330		– 0	–	501,842,843
Health Care	1,885,070		306,921,281		– 0	–	308,806,351
Consumer Staples	26,134,399		231,601,032		– 0	–	257,735,431
Information Technology	38,531,059		204,064,855		– 0	–	242,595,914
Telecommunication Services	1,072,662		217,702,777		– 0	–	218,775,439
Materials	5,998,580		206,705,460		– 0	–	212,704,040
Energy	8,815,792		107,901,277		– 0	–	116,717,069
Utilities	– 0	–	59,250,492		– 0	–	59,250,492
Warrants	– 0	–	62,229,923		– 0	–	62,229,923
Short-Term Investments	38,200,089		– 0	–	– 0	–	38,200,089

Total Investments in Securities	384,752,870		3,125,506,453+		484,916		3,510,744,239
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	34,020,351		– 0	–	34,020,351
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(40,820,517)		– 0	–	(40,820,517)

Total(a)^	$384,752,870		$3,118,706,287		$484,916		$3,503,944,073

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $83,990,083 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^	There were de minimis transfers under 1% of net assets from level 2 to level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/14	$–0	–	$–0	–
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(420,046)		(420,046)
Purchases	14,516		14,516
Sales	– 0	–	– 0	–
Transfers in to Level 3	890,446		890,446
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$484,916		$484,916 +

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(420,046)		$(420,046)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.4%
Financials - 21.1%
Banks - 8.1%
Australia & New Zealand Banking Group Ltd.	171,440	$4,460,858
Banca Popolare dell’Emilia Romagna SC (a)	26,440	173,340
Banca Popolare di Milano Scarl (a)	269,820	175,770
Bank Hapoalim BM	962,660	4,526,548
Bank of Georgia Holdings PLC	14,560	468,368
Bank of Montreal	44,080	3,118,002
Bank of Queensland Ltd.	716,188	7,055,826
BOC Hong Kong Holdings Ltd.	1,472,000	4,895,460
Chiba Bank Ltd. (The)	74,000	484,915
Commerzbank AG (a)	210,770	2,764,584
Danske Bank A/S	530,800	14,350,626
DBS Group Holdings Ltd.	301,000	4,659,880
DGB Financial Group, Inc. (a)	28,390	291,824
Hang Seng Bank Ltd.	155,400	2,582,821
HSBC Holdings PLC	1,382,660	13,065,806
ING Groep NV (a)	601,740	7,774,275
Liberbank SA (a)	643,060	522,334
Mitsubishi UFJ Financial Group, Inc.	1,661,100	9,126,456
National Bank of Canada	55,620	2,366,890
Resona Holdings, Inc.	1,286,100	6,496,735
Seven Bank Ltd.	1,386,300	5,818,973
Societe Generale SA	266,179	11,139,636
SpareBank 1 SR-Bank ASA	63,890	450,050
Toronto-Dominion Bank (The)	97,050	4,636,982
UniCredit SpA	2,267,270	14,523,253

		125,930,212

Capital Markets - 3.0%
3i Group PLC	75,210	524,422
Daiwa Securities Group, Inc.	2,380,000	18,635,725
GAM Holding AG (a)	25,710	462,214
Partners Group Holding AG	15,550	4,524,071
UBS Group AG (a)	1,328,033	22,828,489

		46,974,921

Consumer Finance - 0.1%
Aeon Thana Sinsap Thailand PCL	72,200	238,107
Aeon Thana Sinsap Thailand PCL (NVDR)	18,300	60,234
Credito Real SAB de CV	122,802	262,854
International Personal Finance PLC	52,210	362,769

		923,964

Diversified Financial Services - 1.2%
Cerved Information Solutions SpA (a)	405,374	2,140,766
Chailease Holding Co., Ltd.	143,010	354,182
Challenger Ltd./Australia	599,912	3,169,056
ORIX Corp.	1,077,900	13,562,989

		19,226,993

Insurance - 6.1%
Admiral Group PLC	789,252	16,191,580
AIA Group Ltd.	3,661,000	20,121,922
Anadolu Hayat Emeklilik AS	131,235	287,763

Company	Shares	U.S. $ Value
Direct Line Insurance Group PLC	1,035,780	$4,685,446
Gjensidige Forsikring ASA	237,170	3,869,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	111,110	22,126,155
Prudential PLC	682,350	15,775,574
Suncorp Group Ltd.	566,546	6,472,098
Topdanmark A/S (a)	67,250	2,182,705
Tryg A/S	36,760	4,107,449

		95,820,687

Real Estate Investment Trusts (REITs) - 0.1%
Allied Properties Real Estate Investment Trust	9,170	295,511
Concentradora Fibra Hotelera Mexicana SA de CV	177,270	271,545
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	248,190	293,551
Granite Real Estate Investment Trust (Toronto)	16,790	596,278
Vastned Retail NV	8,110	366,712

		1,823,597

Real Estate Management & Development - 2.5%
Aeon Mall Co., Ltd.	21,200	375,685
Altus Group Ltd./Canada	17,600	315,249
Ayala Land, Inc.	3,861,400	2,879,357
CA Immobilien Anlagen AG (a)	19,700	368,433
CIFI Holdings Group Co., Ltd.	1,584,000	317,435
Corp. Inmobiliaria Vesta SAB de CV	140,490	279,004
Countrywide PLC	59,918	405,521
Daito Trust Construction Co., Ltd.	104,900	11,899,623
GAGFAH SA (a)	27,510	614,363
Global Logistic Properties Ltd.	8,647,833	16,123,036
Kaisa Group Holdings Ltd. (b)(c)	961,000	197,042
Lend Lease Group	36,370	484,407
Mitsubishi Estate Co., Ltd.	163,000	3,434,551
Mitsui Fudosan Co., Ltd.	26,000	697,204
Nexity SA	8,360	316,928
Quintain Estates & Development PLC (a)	302,040	448,399

		39,156,237

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC (The)	78,820	508,834

		330,365,445

Consumer Discretionary - 19.0%
Auto Components - 3.1%
Aisin Seiki Co., Ltd.	247,900	8,906,656
Cie Generale des Etablissements Michelin-Class B	109,464	9,880,951
Halla Visteon Climate Control Corp. (a)	13,380	589,479
Linamar Corp.	9,380	572,828
Plastic Omnium SA	209,946	5,697,483
Sumitomo Electric Industries Ltd.	742,800	9,277,032
Sumitomo Rubber Industries Ltd.	32,100	477,201
Valeo SA	110,142	13,704,985

		49,106,615

Automobiles - 2.7%
Great Wall Motor Co., Ltd.-Class H	1,136,000	6,447,604
Honda Motor Co., Ltd.	489,600	14,364,019

Company	Shares	U.S. $ Value
Toyota Motor Corp.	328,900	$20,496,175

		41,307,798

Distributors - 0.0%
Inchcape PLC	45,450	510,634

Diversified Consumer Services - 1.1%
Estacio Participacoes SA	742,800	6,656,194
G8 Education Ltd.	87,310	294,955
GAEC Educacao SA	31,100	413,583
Kroton Educacional SA	1,339,600	7,811,226
TAL Education Group (ADR) (a)	67,000	1,882,030

		17,057,988

Hotels, Restaurants & Leisure - 2.6%
Flight Centre Travel Group Ltd.	9,780	258,886
Galaxy Entertainment Group Ltd.	267,000	1,483,642
Jollibee Foods Corp.	127,700	610,464
Melco International Development Ltd.	2,219,000	4,863,332
Merlin Entertainments PLC (d)	1,425,821	8,822,476
Oriental Land Co., Ltd./Japan	16,400	3,782,068
Sands China Ltd.	368,800	1,797,725
Sodexo SA	107,100	10,483,407
Tatts Group Ltd.	1,997,975	5,619,306
Yum! Brands, Inc.	40,500	2,950,425

		40,671,731

Household Durables - 0.1%
Berkeley Group Holdings PLC	11,290	434,094
Rinnai Corp.	4,500	302,365
Techtronic Industries Co., Ltd.	114,500	367,325

		1,103,784

Internet & Catalog Retail - 0.3%
Just Eat PLC (a)	958,796	4,628,096
Qunar Cayman Islands Ltd. (ADR) (a)	14,713	418,291
Stabilus SA (a)	6,392	195,870

		5,242,257

Leisure Products - 0.0%
Merida Industry Co., Ltd.	48,300	326,120

Media – 3.1%
Cineplex, Inc.	49,130	1,895,764
CTS Eventim AG & Co. KGaA	50,180	1,478,390
Havas SA	20,925	170,866
Liberty Global PLC-Class A (a)	26,215	1,316,124
Liberty Global PLC-Series C (a)	325,217	15,711,233
Mediaset Espana Comunicacion SA (a)	20,080	252,447
Metropole Television SA	23,490	442,776
Naspers Ltd.-Class N	95,650	12,372,817
Reed Elsevier PLC	296,920	5,071,982
Sky PLC	166,360	2,321,774
Smiles SA	12,300	213,082
Thomson Reuters Corp.	174,730	7,049,058
TV Asahi Holdings Corp.	30,900	486,705

		48,783,018

Company	Shares	U.S. $ Value
Multiline Retail - 1.6%
B&M European Value Retail SA	2,704,550	$12,013,646
Canadian Tire Corp., Ltd.-Class A	13,400	1,415,662
Dollarama, Inc.	14,620	747,485
Harvey Norman Holdings Ltd.	178,720	487,830
Next PLC	40,000	4,242,276
Poundland Group PLC (a)	1,140,710	5,835,106

		24,742,005

Specialty Retail - 1.7%
Ace Hardware Indonesia Tbk PT	5,299,500	335,030
Fielmann AG	15,400	1,051,734
JUMBO SA	36,675	372,922
L’Occitane International SA	123,250	311,516
Luk Fook Holdings International Ltd.	62,000	232,508
Matas A/S	12,000	273,431
Mr. Price Group Ltd.	29,660	599,989
Shimamura Co., Ltd.	57,600	4,970,702
Sports Direct International PLC (a)	1,039,231	11,432,281
United Arrows Ltd.	5,600	156,392
WH Smith PLC	16,560	346,297
Yamada Denki Co., Ltd.	2,058,700	6,907,185

		26,989,987

Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	13,940	311,367
Cie Financiere Richemont SA	217,607	19,292,734
Eclat Textile Co., Ltd.	68,336	686,804
Global Brands Group Holding Ltd. (a)	11,628,000	2,270,609
HUGO BOSS AG	60,504	7,401,551
Nan Liu Enterprise Co., Ltd.	89,230	395,066
Samsonite International SA	3,037,300	9,000,869
Yue Yuen Industrial Holdings Ltd.	646,000	2,318,732

		41,677,732

		297,519,669

Industrials - 13.7%
Aerospace & Defense - 2.3%
Airbus Group NV	370,247	18,304,271
FACC AG (a)	44,870	386,995
Saab AB-Class B	18,800	483,763
Safran SA	118,900	7,335,530
Senior PLC	132,030	618,568
Zodiac Aerospace	265,901	8,952,294

		36,081,421

Air Freight & Logistics - 0.2%
Oesterreichische Post AG	31,890	1,558,203
Royal Mail PLC	59,450	396,172
Singapore Post Ltd.	1,203,000	1,740,382

		3,694,757

Company	Shares	U.S. $ Value
Airlines - 1.2%
International Consolidated Airlines Group SA (a)	1,282,550	$9,655,122
Qantas Airways Ltd. (a)	4,092,090	7,948,120
Turk Hava Yollari (a)	132,000	542,384

		18,145,626

Building Products - 0.1%
Kingspan Group PLC	40,540	702,931

Commercial Services & Supplies - 1.8%
Babcock International Group PLC	904,149	14,812,012
Berendsen PLC	126,810	2,167,464
Edenred	310,475	8,586,492
Loomis AB-Class B	17,300	499,755
Regus PLC	518,013	1,672,505
Rentokil Initial PLC	322,880	607,991

		28,346,219

Construction & Engineering - 0.1%
China State Construction International Holdings Ltd.	352,000	494,993
UGL Ltd.	92,020	164,081

		659,074

Electrical Equipment - 0.0%
TKH Group NV	15,630	497,196

Industrial Conglomerates - 0.5%
Toshiba Corp.	1,971,000	8,312,295

Machinery - 1.0%
Duerr AG	2,330	204,761
Fincantieri SpA (a)	191,463	176,863
IHI Corp.	105,000	531,768
JTEKT Corp.	615,300	10,355,366
Krones AG	5,510	535,782
KUKA AG	11,910	842,421
Melrose Industries PLC	94,076	389,423
Morgan Advanced Materials PLC	107,280	530,045
Nabtesco Corp.	21,800	526,877
Nachi-Fujikoshi Corp.	79,000	484,930
Pfeiffer Vacuum Technology AG	3,190	264,228
Vesuvius PLC	55,950	386,963

		15,229,427

Marine - 0.5%
Nippon Yusen KK	2,918,000	8,241,910
Pacific Basin Shipping Ltd.	431,000	172,965

		8,414,875

Professional Services - 4.2%
Applus Services SA (a)	386,040	4,252,049
Bureau Veritas SA	734,930	16,283,074
Capita PLC	1,321,542	22,159,205
Intertek Group PLC	458,296	16,586,650
Teleperformance	93,300	6,350,939

		65,631,917

Company	Shares	U.S. $ Value
Road & Rail - 0.7%
Central Japan Railway Co.	60,100	$9,007,563
ComfortDelGro Corp., Ltd.	753,000	1,473,560
Localiza Rent a Car SA	15,940	214,137
National Express Group PLC	99,095	381,092

		11,076,352

Trading Companies & Distributors - 1.1%
Barloworld Ltd.	40,010	329,341
Brenntag AG	222,200	12,423,218
Bunzl PLC	111,340	3,043,724
Diploma PLC	31,740	354,214
Ramirent Oyj	33,750	261,614
Rexel SA	48,250	864,452

		17,276,563

		214,068,653

Health Care - 8.5%
Biotechnology - 1.4%
Actelion Ltd. (REG) (a)	138,100	15,898,218
Basilea Pharmaceutica (a)	6,110	561,761
CSL Ltd.	70,040	4,920,008
Medy-Tox, Inc.	2,700	780,399
Taiwan Liposome Co., Ltd. (a)	46,000	389,427

		22,549,813

Health Care Equipment & Supplies - 0.1%
Ginko International Co., Ltd.	35,000	369,348
Sorin SpA (a)	203,720	474,357

		843,705

Health Care Providers & Services - 0.6%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	201,500	453,711
Sonic Healthcare Ltd.	613,270	9,226,374

		9,680,085

Health Care Technology - 0.0%
M3, Inc.	12,200	204,130

Life Sciences Tools & Services - 1.5%
Eurofins Scientific SE	88,823	22,672,248
Horizon Discovery Group PLC (a)	83,728	262,302

		22,934,550

Pharmaceuticals - 4.9%
Almirall SA (a)	13,540	223,439
Astellas Pharma, Inc.	726,400	10,113,015
GlaxoSmithKline PLC	910,919	19,542,490
Indivior PLC (a)	95,023	221,266
Novartis AG	95,240	8,832,889
Novo Nordisk A/S-Class B	262,637	11,109,482
Orion Oyj-Class B	76,790	2,388,206
Ouro Fino Saude Animal Participacoes SA (a)	30,500	352,020
Roche Holding AG	85,570	23,184,523

		75,967,330

		132,179,613

Company	Shares	U.S. $ Value
Consumer Staples - 7.0%
Beverages - 0.8%
Anheuser-Busch InBev NV	29,690	$3,341,352
Asahi Group Holdings Ltd.	102,000	3,155,605
Cott Corp.	46,230	318,731
Heineken NV	84,720	6,015,771

		12,831,459

Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc.-Class B	148,328	6,216,294
Axfood AB	19,190	1,145,487
Booker Group PLC	148,510	377,254
Clicks Group Ltd.	50,430	352,592
Delhaize Group SA	4,100	298,584
FamilyMart Co., Ltd.	12,100	455,732
Jean Coutu Group PJC, Inc. (The)-Class A	119,609	2,914,556
Koninklijke Ahold NV	739,725	13,147,026
Lawson, Inc.	38,400	2,320,440
Lenta Ltd. (GDR) (a)(d)	121,760	823,098
MARR SpA	26,800	475,375
Metro, Inc.	9,170	736,410
Olam International Ltd.	3,426,746	5,200,358
Sugi Holdings Co., Ltd.	37,900	1,547,057
Tsuruha Holdings, Inc.	34,300	1,984,705

		37,994,968

Food Products - 0.6%
Calbee, Inc.	17,500	602,819
Glanbia PLC	32,636	500,632
Mayora Indah Tbk PT	177,067	298,746
Nestle SA	78,690	5,736,578
Salmar ASA	11,710	199,345
Unilever PLC	46,977	1,908,590

		9,246,710

Household Products - 0.5%
Pigeon Corp.	9,300	542,246
Reckitt Benckiser Group PLC	95,023	7,696,287

		8,238,533

Personal Products - 0.4%
Cosmax, Inc. (a)	4,930	445,045
Kao Corp.	121,000	4,771,578

		5,216,623

Tobacco - 2.3%
British American Tobacco PLC	482,074	26,124,046
Imperial Tobacco Group PLC	222,590	9,798,302

		35,922,348

		109,450,641

Company	Shares	U.S. $ Value
Information Technology - 6.2%
Communications Equipment - 0.2%
Pace PLC	72,790	$390,283
VTech Holdings Ltd.	166,000	2,384,685

		2,774,968

Electronic Equipment, Instruments & Components - 0.1%
Ju Teng International Holdings Ltd.	498,000	245,703
PAX Global Technology Ltd. (a)	388,000	397,430
Samsung Electro-Mechanics Co., Ltd. (a)	5,770	285,298

		928,431

Internet Software & Services - 1.2%
Baidu, Inc. (Sponsored ADR) (a)	38,250	8,719,853
Telecity Group PLC	859,796	10,738,673

		19,458,526

IT Services - 0.5%
Alten SA	12,610	537,694
Computacenter PLC	41,245	377,029
DH Corp.	43,540	1,374,257
Itochu Techno-Solutions Corp.	14,900	525,736
Obic Co., Ltd.	162,500	5,273,075
Wirecard AG	10,190	444,326

		8,532,117

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Semiconductor Engineering, Inc.	3,738,000	4,439,350
ASM International NV	19,230	814,364
Hermes Microvision, Inc.	10,000	500,107
Infineon Technologies AG	173,088	1,831,592
Kinsus Interconnect Technology Corp.	120,000	396,494
Novatek Microelectronics Corp.	1,131,000	6,320,138
Sanken Electric Co., Ltd.	53,000	421,448
SCREEN Holdings Co., Ltd.	47,000	276,189
Sumco Corp.	521,500	7,465,847
Tokyo Electron Ltd.	67,600	5,126,122

		27,591,651

Software - 1.2%
Capcom Co., Ltd.	21,600	324,475
Dassault Systemes	124,210	7,574,370
Open Text Corp.	32,570	1,895,385
Oracle Corp. Japan	128,700	5,244,039
SAP SE	31,471	2,197,568
SDL PLC (a)	63,890	409,966
UBISOFT Entertainment (a)	38,400	700,049

		18,345,852

Technology Hardware, Storage & Peripherals - 1.3%
Asustek Computer, Inc.	459,000	5,008,149
Casetek Holdings Ltd.	70,000	394,169
Catcher Technology Co., Ltd.	888,000	6,857,521
Samsung Electronics Co., Ltd.	900	1,082,020

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (GDR) (London) (d)	11,020	$6,614,723

		19,956,582

		97,588,127

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 3.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,161,844	3,834,712
Com Hem Holding AB (a)	55,100	445,292
Hellenic Telecommunications Organization SA (a)	22,290	243,735
Nippon Telegraph & Telephone Corp.	289,500	14,788,412
Singapore Telecommunications Ltd.	1,284,000	3,765,286
Swisscom AG	8,340	4,376,309
Telecom Italia SpA (savings shares)	13,429,542	11,227,691
Telenor ASA	402,700	8,146,063
Telstra Corp., Ltd.	1,015,960	4,932,308
Vivendi SA (a)	364,935	9,083,425

		60,843,233

Wireless Telecommunication Services - 2.2%
China Mobile Ltd.	477,000	5,599,327
SoftBank Corp.	224,300	13,351,065
StarHub Ltd.	443,000	1,384,093
Vodafone Group PLC	3,929,399	13,472,440

		33,806,925

		94,650,158

Materials - 5.9%
Chemicals - 4.7%
Arkema SA	118,652	7,847,266
Chr Hansen Holding A/S	159,020	7,045,117
Denki Kagaku Kogyo KK	1,490,000	5,457,235
Essentra PLC	1,884,868	21,367,034
Fuchs Petrolub SE (Preference Shares)	11,690	465,601
Givaudan SA (a)	2,800	5,022,799
Hyosung Corp. (a)	6,800	422,007
IMCD Group NV (a)	54,049	1,844,337
JSR Corp.	643,700	11,048,647
Kansai Paint Co., Ltd.	43,000	666,155
Koninklijke DSM NV	134,935	8,230,088
Lanxess AG	7,300	338,079
Mitsubishi Gas Chemical Co., Inc.	861,000	4,321,268
Teijin Ltd.	146,000	388,053

		74,463,686

Construction Materials - 0.1%
Cementos Pacasmayo SAA	132,870	236,352
Cemex Latam Holdings SA (a)	59,930	403,484
West China Cement Ltd.	2,808,000	294,188

		934,024

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	20,750	466,634

Metals & Mining - 0.7%
BlueScope Steel Ltd. (a)	92,912	420,533

Company	Shares	U.S. $ Value
Dowa Holdings Co., Ltd.	411,139	$3,266,506
Rio Tinto PLC	137,350	6,331,431
Western Areas Ltd.	127,540	386,269

		10,404,739

Paper & Forest Products - 0.4%
Mondi PLC	378,640	6,151,190
Sappi Ltd. (a)	173,120	627,688

		6,778,878

		93,047,961

Energy - 3.2%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (a)(d)	34,610	192,509
Deep Sea Supply PLC	331,956	235,125

		427,634

Oil, Gas & Consumable Fuels - 3.2%
BG Group PLC	841,726	11,263,726
Gaztransport Et Technigaz SA	5,474	323,905
Gran Tierra Energy, Inc. (a)	35,360	135,742
JX Holdings, Inc.	3,335,700	12,981,228
KrisEnergy Ltd. (a)	395,000	186,693
Petroleo Brasileiro SA (Sponsored ADR)	450,510	3,414,866
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	160,018	5,333,263
Statoil ASA	195,550	3,443,017
Total SA	238,770	12,232,664

		49,315,104

		49,742,738

Utilities - 1.7%
Electric Utilities - 1.3%
Electricite de France SA	384,800	10,592,924
Elia System Operator SA/NV	62,550	2,912,764
Power Assets Holdings Ltd.	678,500	6,555,386

		20,061,074

Gas Utilities - 0.0%
ENN Energy Holdings Ltd.	54,000	305,495

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	602,804	1,739,262
Electric Power Development Co., Ltd.	13,600	459,557
Huadian Fuxin Energy Corp., Ltd.-Class H	1,046,000	489,865
Huadian Power International Corp. Ltd.-Class H	484,000	419,886

		3,108,570

Multi-Utilities - 0.1%
United Utilities Group PLC	111,100	1,578,055

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	76,200	490,762
CT Environmental Group Ltd.	122,000	124,407

Company	Shares	U.S. $ Value
Pennon Group PLC	32,210	$460,174

		1,075,343

		26,128,537

Total Common Stocks (cost $1,376,455,650)		1,444,741,542

INVESTMENT COMPANIES - 4.4%
Funds and Investment Trusts - 4.4%
iShares Core MSCI EAFE ETF (cost $69,990,972)	1,243,360	68,782,675

WARRANTS - 1.7%
Financials - 1.0%
Banks - 0.0%
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(d)	12,770	219,722

Consumer Finance - 0.3%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	883,608	2,684,609
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	49,340	869,106

		3,553,715

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	586,810	10,566,863
LIC Housing Finance Ltd., JPMorgan Structured Products, expiring 3/06/17 (a)(d)	33,300	230,083

		10,796,946

		14,570,383

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	85,170	2,167,423
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	34,950	1,416,576
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	49,965	2,032,528

		5,616,527

Health Care - 0.2%
Pharmaceuticals - 0.2%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 12/19/18 (a)	16,420	372,257
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	222,800	2,923,300

		3,295,557

Company	Shares	U.S. $ Value
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Motherson Sumi Systems Ltd., JPMorgan Chase Bank, expiring 11/05/18 (a)	46,960	$341,900

Textiles, Apparel & Luxury Goods - 0.1%
Titan Co., Ltd., JPMorgan Structured Products, expiring 8/24/16 (a)	193,510	1,172,020

		1,513,920

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronet LNG Ltd., Deutsch Bank AG London, expiring 8/14/18 (a)	128,250	425,058

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd., Merrill Lynch Intl & Co., expiring 11/07/18 (a)	73,640	373,867

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(d)	6,876	354,092

Total Warrants (cost $21,238,885)		26,149,404

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
State Street Bank & Trust Co. 0.00%, dated 12/31/14 due 1/02/15 in the amount of $13,656,815 (collateralized by $13,595,000 U.S. Treasury Notes, 2.125% due 8/31/20, value $13,933,361)	$13,657	13,656,815

Total Investments - 99.4% (cost $1,481,342,322) (e)		1,553,330,436
Other assets less liabilities - 0.6%		9,886,943

Net Assets - 100.0%		$1,563,217,379

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	61,515	USD	8,964	3/18/15	$727,019
Barclays Bank PLC	USD	17,068	SEK	125,803	3/18/15	(926,435)
BNP Paribas SA	USD	38,894	AUD	45,406	3/18/15	(2,017,700)
BNP Paribas SA	USD	3,492	CAD	4,073	3/18/15	8,404
Credit Suisse International	USD	98,587	EUR	79,936	3/18/15	(1,796,148)
Deutsche Bank AG	USD	26,817	SEK	202,865	3/18/15	(786,562)
Goldman Sachs Bank USA	BRL	37,807	USD	14,233	1/05/15	10,709

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	14,240	BRL	37,807	1/05/15	$(17,142)
Goldman Sachs Bank USA	BRL	37,807	USD	14,118	2/03/15	5,856
Goldman Sachs Bank USA	JPY	2,727,633	USD	23,188	3/18/15	401,241
Goldman Sachs Bank USA	KRW	4,382,844	USD	3,918	3/18/15	(75,119)
Goldman Sachs Bank USA	USD	26,492	AUD	32,128	3/18/15	(399,401)
Goldman Sachs Bank USA	USD	31,407	CHF	30,257	3/18/15	(932,752)
Goldman Sachs Bank USA	USD	7,899	NZD	10,365	3/18/15	130,400
HSBC Bank USA	HKD	36,564	USD	4,717	3/18/15	2,038
JPMorgan Chase Bank	BRL	37,807	USD	14,846	1/05/15	623,578
JPMorgan Chase Bank	USD	14,233	BRL	37,807	1/05/15	(10,709)
Morgan Stanley & Co., Inc.	USD	10,832	EUR	8,721	3/18/15	(272,032)
Royal Bank of Scotland PLC	JPY	4,878,003	USD	42,625	3/18/15	1,874,549
Royal Bank of Scotland PLC	USD	31,363	NZD	41,311	3/18/15	637,874
Standard Chartered Bank	HKD	442,772	USD	57,119	3/18/15	22,833
Standard Chartered Bank	USD	6,501	HKD	50,431	3/18/15	1,635
State Street Bank & Trust Co.	CAD	36,939	USD	32,112	3/18/15	370,450
State Street Bank & Trust Co.	NOK	36,368	USD	5,053	3/18/15	183,170
UBS AG	GBP	58,737	USD	91,731	3/18/15	236,605

						$(1,997,639)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $28,692,672 or 1.8% of net assets.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $149,784,613 and gross unrealized depreciation of investments was $(77,796,499), resulting in net unrealized appreciation of $71,988,114.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

December 31, 2014 (unaudited)

20.6%	United Kingdom
19.0%	Japan
12.2%	France
7.1%	Switzerland
5.7%	United States
3.6%	Australia
3.6%	Germany
3.3%	Hong Kong
2.8%	Netherlands
2.5%	Denmark
2.2%	Singapore
1.9%	Italy
1.9%	Canada
12.7%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Austria, Belgium, Brazil, China, Colombia, Finland, Georgia, Greece, India, Indonesia, Ireland, Israel, Luxembourg, Mexico, Norway, Peru, Philippines, Qatar, Russia, South Africa, South Korea, Spain, Sweden, Taiwan, Thailand, and Turkey.

Sanford C. Bernstein Fund, Inc. - International Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stock:
Financials	$35,869,253	$294,299,150		$197,042	$330,365,445
Consumer Discretionary	71,841,349	225,678,320		– 0 –	297,519,669
Industrials	2,302,385	211,766,268		– 0 –	214,068,653
Health Care	835,588	131,344,025		– 0 –	132,179,613
Consumer Staples	11,009,089	98,441,552		– 0 –	109,450,641
Information Technology	14,751,209	82,836,918		– 0 –	97,588,127
Telecommunication Services	445,292	94,204,866		– 0 –	94,650,158
Materials	2,484,173	90,563,788		– 0 –	93,047,961
Energy	3,874,513	45,868,225		– 0 –	49,742,738
Utilities	– 0 –	26,128,537		– 0 –	26,128,537
Investment Companies	68,782,675	– 0 –		– 0 –	68,782,675
Warrants	– 0 –	26,149,404		– 0 –	26,149,404
Short-Term Investments	13,656,815	– 0 –		– 0 –	13,656,815

Total Investments in Securities	225,852,341	1,327,281,053	+	197,042	1,553,330,436
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0 –	5,236,361		– 0 –	5,236,361
Liabilities:
Forward Currency Exchange Contracts	– 0 –	(7,234,000)		– 0 –	(7,234,000)

Total^	$225,852,341	$1,325,283,414		$197,042	$1,551,332,797

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/14	$	– 0 –	$	– 0 –
Accrued discounts/(premiums)		– 0 –		– 0 –
Realized gain (loss)		– 0 –		– 0 –
Change in unrealized appreciation/depreciation		(170,795)		(170,795)
Purchases		8,065		8,065
Sales		– 0 –		– 0 –
Transfers in to Level 3		359,772		359,772
Transfers out of Level 3		– 0 –		– 0 –

Balance as of 12/31/14		$197,042		$197,042 +

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14		$(170,795)		$(170,795)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 31.3%
Banks - 19.2%
Axis Bank Ltd.	1,044,880	$8,260,259
Banco Bradesco SA (Preference Shares)	185,000	2,440,035
Banco Davivienda SA (Preference Shares)	385,677	4,560,288
Banco do Brasil SA	829,700	7,419,295
Banco Macro SA (ADR)	34,580	1,512,183
Bangkok Bank PCL (NVDR)	996,700	5,854,224
Bank Mandiri Persero Tbk PT	13,452,000	11,698,367
Bank Muscat SAOG	296,091	444,073
Bank of Baroda	472,052	8,069,559
Bank of China Ltd.-Class H	42,962,000	24,113,241
Bank of Communications Co., Ltd.-Class H	3,489,000	3,230,522
China CITIC Bank Corp. Ltd.-Class H	6,073,000	4,833,851
China Construction Bank Corp.-Class H	38,561,400	31,397,388
China Merchants Bank Co., Ltd.-Class H	3,683,500	9,194,575
Credicorp Ltd.	61,330	9,823,839
DGB Financial Group, Inc. (a)	565,580	5,813,670
First Gulf Bank PJSC	346,377	1,591,030
HDFC Bank Ltd.	916,590	13,755,868
ICICI Bank Ltd.	631,150	3,503,858
ICICI Bank Ltd. (Sponsored ADR)	364,300	4,207,665
Industrial & Commercial Bank of China Ltd.-Class H	17,073,000	12,466,565
Itausa-Investimentos Itau SA (Preference Shares)	2,463,100	8,700,816
Kasikornbank PCL (NVDR)	877,400	6,068,308
KB Financial Group, Inc. (a)	673,467	22,018,342
Komercni banka AS	58,289	11,995,936
Punjab National Bank	1,486,355	5,118,391
Shinhan Financial Group Co., Ltd. (a)	193,560	7,780,165
State Bank of India	453,200	2,232,813
Union Bank of India	479,778	1,801,267

		239,906,393

Capital Markets - 0.1%
China Cinda Asset Management Co., Ltd.-Class H (a)	1,534,931	747,229

Consumer Finance - 1.1%
Muthoot Finance Ltd.	1,470,823	4,462,159
Shriram Transport Finance Co., Ltd.	561,191	9,789,090

		14,251,249

Diversified Financial Services - 0.9%
Cielo SA	198,200	3,106,987
Power Finance Corp. Ltd.	1,044,580	4,961,884
Premium Leisure Corp. (a)	73,959,000	3,514,612

		11,583,483

Insurance - 2.2%
AIA Group Ltd.	2,815,400	15,474,259
BB Seguridade Participacoes SA	1,035,500	12,527,906

		28,002,165

Company	Shares	U.S. $ Value
Real Estate Management & Development - 5.9%
Ayala Land, Inc.	11,915,300	$8,884,964
China Overseas Land & Investment Ltd.	2,486,000	7,370,109
China Vanke Co., Ltd.-Class H (a)	2,622,500	5,804,161
CIFI Holdings Group Co., Ltd.	13,848,000	2,775,152
Country Garden Holdings Co., Ltd.	8,264,133	3,265,628
Emaar Properties PJSC	2,159,771	4,162,516
Global Logistic Properties Ltd.	8,246,000	15,373,858
Huaku Development Co., Ltd.	627,000	1,124,352
Kaisa Group Holdings Ltd. (b)(c)	4,618,000	946,867
KWG Property Holding Ltd.	12,647,800	8,612,554
Pruksa Real Estate PCL	4,115,700	3,596,546
Shimao Property Holdings Ltd.	1,863,000	4,135,313
Sunac China Holdings Ltd.	8,203,000	8,296,902

		74,348,922

Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp. Ltd.	1,165,525	20,846,319
LIC Housing Finance Ltd.	401,195	2,757,622

		23,603,941

		392,443,382

Information Technology - 19.0%
Communications Equipment - 0.6%
BYD Electronic International Co., Ltd.	8,199,000	7,885,535

Electronic Equipment, Instruments & Components - 0.9%
Innolux Corp.	4,460,751	2,155,933
Ju Teng International Holdings Ltd.	4,620,000	2,279,412
LG Display Co., Ltd. (a)	102,360	3,104,513
Unimicron Technology Corp.	3,493,000	2,645,662
Yageo Corp.	684,109	1,097,572

		11,283,092

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. (ADR) (a)	37,880	3,937,247
Baidu, Inc. (Sponsored ADR) (a)	92,526	21,093,152
Just Dial Ltd.	165,458	3,542,259
Tencent Holdings Ltd.	609,900	8,824,596

		37,397,254

IT Services - 2.1%
HCL Technologies Ltd.	605,809	15,368,002
QIWI PLC (Sponsored ADR)	40,223	812,102
Tata Consultancy Services Ltd.	241,310	9,801,875

		25,981,979

Semiconductors & Semiconductor Equipment - 7.6%
Advanced Semiconductor Engineering, Inc.	11,319,794	13,443,695
Advanced Semiconductor Engineering, Inc. (ADR)	1,130,920	6,932,540
King Yuan Electronics Co., Ltd.	4,036,000	3,220,063
Kinsus Interconnect Technology Corp.	2,442,000	8,068,655
Novatek Microelectronics Corp.	976,000	5,453,983
SK Hynix, Inc. (a)	475,640	20,326,672

Company	Shares	U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.	8,610,120	$37,931,638

		95,377,246

Technology Hardware, Storage & Peripherals - 4.8%
Asustek Computer, Inc.	946,000	10,321,806
Casetek Holdings Ltd.	1,329,000	7,483,578
Catcher Technology Co., Ltd.	1,443,000	11,143,473
Inventec Corp.	4,622,000	3,091,193
Lite-On Technology Corp.	2,651,539	3,029,061
Samsung Electronics Co., Ltd.	21,131	25,404,618

		60,473,729

		238,398,835

Consumer Discretionary - 17.7%
Automobiles - 2.8%
Great Wall Motor Co., Ltd.-Class H	1,366,500	7,755,855
Hyundai Motor Co. (a)	39,130	5,977,345
Kia Motors Corp. (a)	127,030	6,035,956
Tata Motors Ltd.	640,630	5,008,827
Tata Motors Ltd.-Class A	1,861,100	9,851,542

		34,629,525

Diversified Consumer Services - 2.5%
Estacio Participacoes SA	945,700	8,474,371
Kroton Educacional SA	2,030,400	11,839,290
New Oriental Education & Technology Group, Inc. (ADR) (a)	233,320	4,762,061
TAL Education Group (ADR) (a)	202,810	5,696,933

		30,772,655

Hotels, Restaurants & Leisure - 3.0%
Ajisen China Holdings Ltd.	6,397,000	4,860,638
Galaxy Entertainment Group Ltd.	560,000	3,111,759
Melco International Development Ltd.	4,030,000	8,832,460
NagaCorp Ltd.	3,566,000	2,905,953
Sands China Ltd.	288,000	1,403,863
Yum! Brands, Inc.	235,610	17,164,188

		38,278,861

Household Durables - 1.1%
Even Construtora e Incorporadora SA	1,486,700	3,042,528
Hanssem Co., Ltd. (a)	31,003	3,222,550
Rossi Residencial SA (a)	432,319	551,336
Skyworth Digital Holdings Ltd.	12,436,000	6,729,846

		13,546,260

Internet & Catalog Retail - 1.0%
JD.com, Inc. (ADR) (a)	172,326	3,987,624
Vipshop Holdings Ltd. (ADR) (a)	459,080	8,970,423

		12,958,047

Media - 3.2%
Naspers Ltd.-Class N	247,550	32,021,860
Smiles SA	354,900	6,148,200

Company	Shares	U.S. $ Value
Surya Citra Media Tbk PT	6,626,000	$1,869,874

		40,039,934

Multiline Retail - 0.5%
Matahari Department Store Tbk PT	4,803,000	5,787,427

Specialty Retail - 0.6%
Chow Tai Fook Jewellery Group Ltd.	2,462,571	3,298,105
Foschini Group Ltd. (The)	130,672	1,500,170
Luk Fook Holdings International Ltd.	169,000	633,772
Mr. Price Group Ltd.	123,110	2,490,378

		7,922,425

Textiles, Apparel & Luxury Goods - 3.0%
Cie Financiere Richemont SA (Johannesburg)	1,682,943	15,212,763
Eclat Textile Co., Ltd.	1,096,440	11,019,663
Titan Co., Ltd.	849,144	5,115,102
Yue Yuen Industrial Holdings Ltd.	1,788,000	6,417,790

		37,765,318

		221,700,452

Consumer Staples - 5.5%
Food & Staples Retailing - 2.6%
7-Eleven Malaysia Holdings Bhd (a)	4,717,509	2,023,813
Bizim Toptan Satis Magazalari AS	109,634	894,044
CP ALL PCL	1,218,300	1,573,792
Lenta Ltd. (GDR) (a)(d)	1,047,334	7,079,978
Magnit PJSC (Sponsored GDR) (d)	249,070	11,282,515
Olam International Ltd.	3,731,181	5,662,362
X5 Retail Group NV (GDR) (a)(d)	361,950	4,415,790

		32,932,294

Food Products - 1.2%
Gruma SAB de CV-Class B	262,075	2,802,512
JBS SA	1,695,300	7,142,939
MHP SA (GDR) (d)	178,090	1,638,428
Universal Robina Corp.	372,150	1,622,532
WH Group Ltd. (a)(d)	4,003,500	2,277,961

		15,484,372

Tobacco - 1.7%
British American Tobacco PLC	318,590	17,264,694
KT&G Corp. (a)	55,930	3,883,406

		21,148,100

		69,564,766

Industrials - 5.1%
Airlines - 0.6%
Air Arabia PJSC	4,170,300	1,678,866
Turk Hava Yollari (a)	1,510,867	6,208,102

		7,886,968

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.8%
Edenred	354,779	$9,811,762

Construction & Engineering - 0.7%
IRB Infrastructure Developers Ltd.	1,137,850	4,732,511
Larsen & Toubro Ltd.	179,490	4,226,895

		8,959,406

Electrical Equipment - 0.6%
Amara Raja Batteries Ltd.	603,264	7,870,833

Industrial Conglomerates - 1.6%
Alliance Global Group, Inc.	15,849,300	7,917,288
Bidvest Group Ltd. (The)	256,978	6,718,397
SM Investments Corp.	264,037	4,770,883

		19,406,568

Professional Services - 0.4%
51job, Inc. (ADR) (a)	143,046	5,128,199

Road & Rail - 0.4%
CAR, Inc. (a)	2,112,000	2,825,759
Globaltrans Investment PLC (Sponsored GDR) (d)	358,272	1,809,273

		4,635,032

		63,698,768

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 0.4%
Telekomunikasi Indonesia Persero Tbk PT	19,171,500	4,406,162

Wireless Telecommunication Services - 4.1%
China Mobile Ltd.	1,983,500	23,283,573
SK Telecom Co., Ltd.	28,460	6,961,112
Tower Bersama Infrastructure Tbk PT	18,089,500	14,148,088
Turkcell Iletisim Hizmetleri AS (a)	1,167,190	7,122,761

		51,515,534

		55,921,696

Energy - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
China Petroleum & Chemical Corp.-Class H	7,705,100	6,239,891
Gazprom OAO (Sponsored ADR)	2,547,612	11,540,682
KazMunaiGas Exploration Production JSC (GDR) (d)	220,704	3,200,208
Lukoil OAO (London) (Sponsored ADR)	421,000	16,145,350
Petroleo Brasileiro SA (Sponsored ADR)	1,445,389	10,956,049
Petronet LNG Ltd.	2,050,208	6,772,131

		54,854,311

Materials - 4.0%
Chemicals - 1.6%
Huabao International Holdings Ltd.	4,079,000	3,324,130
Hyosung Corp. (a)	160,010	9,930,203
UPL Ltd.	1,191,620	6,523,611

		19,777,944

Company	Shares	U.S. $ Value
Construction Materials - 0.7%
Cemex Latam Holdings SA (a)	400,385	$2,695,628
Grasim Industries Ltd.	13,134	702,165
Grasim Industries Ltd. (GDR) (d)	65,566	3,513,355
West China Cement Ltd.	13,990,400	1,465,742

		8,376,890

Metals & Mining - 0.7%
KGHM Polska Miedz SA	37,840	1,153,548
MMC Norilsk Nickel OJSC (ADR)	151,260	2,150,917
Real Gold Mining Ltd. (a)(b)(c)	1,788,000	23
Tata Steel Ltd.	739,750	4,656,531
Ternium SA (Sponsored ADR)	90,148	1,590,211

		9,551,230

Paper & Forest Products - 1.0%
China Forestry Holdings Co., Ltd. (a)(b)(c)	6,430,000	83
Nine Dragons Paper Holdings Ltd.	5,364,000	4,670,932
Sappi Ltd. (a)	2,125,644	7,707,032

		12,378,047

		50,084,111

Utilities - 2.7%
Electric Utilities - 0.2%
Light SA	463,700	2,968,992

Independent Power Producers & Energy Traders - 1.7%
APR Energy PLC	487,664	1,407,050
China Resources Power Holdings Co., Ltd.	798,000	2,050,744
Datang International Power Generation Co., Ltd.-Class H	2,806,000	1,515,084
Huadian Power International Corp. Ltd.-Class H	7,978,000	6,921,187
Huaneng Power International, Inc.-Class H	2,302,000	3,116,498
NTPC Ltd.	2,566,850	5,836,417

		20,846,980

Water Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	861,200	5,546,509
Cia de Saneamento de Minas Gerais-COPASA	522,600	4,950,368

		10,496,877

		34,312,849

Health Care - 2.6%
Health Care Providers & Services - 0.6%
Bangkok Dusit Medical Services PCL-Class F	459,000	239,964
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,119,700	7,024,524

		7,264,488

Pharmaceuticals - 2.0%
Lupin Ltd.	209,917	4,746,071
Richter Gedeon Nyrt	166,170	2,237,805

Company	Shares		U.S. $ Value
Sun Pharmaceutical Industries Ltd.		1,410,875	$18,447,696

			25,431,572

			32,696,060

Total Common Stocks (cost $1,190,467,530)			1,213,675,230

WARRANTS - 0.9%
Financials - 0.5%
Banks - 0.5%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)		348,648	6,559,294

Industrials - 0.4%
Industrial Conglomerates - 0.4%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)		2,360,440	4,499,504

Total Warrants (cost $9,737,609)			11,058,798

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
DGB Financial Group, Inc., expiring 1/13/15 (a) (cost $0)		51,818	54,215

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 0.0%
Financials - 0.0%
Banking - 0.0%
Bank Muscat SAOG 4.50%, 3/20/17 (cost $0)	OMR	92	259

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
State Street Bank & Trust Co. (cost $16,196,856)		16,197	16,196,856

Total Investments - 99.0% (cost $1,216,401,995) (e)			1,240,985,358
Other assets less liabilities - 1.0%			12,373,085

Net Assets - 100.0%			$1,253,358,443

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $35,217,508 or 2.8% of net assets.

(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $172,357,779 and gross unrealized depreciation of investments was $(147,774,416), resulting in net unrealized appreciation of $24,583,363.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

OMR	-	Oman Rial

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

Country Breakdown*

December 31, 2014 (unaudited)

22.3%	China
16.9%	India
10.5%	Taiwan
9.8%	South Korea
7.8%	Brazil
4.4%	Russia
4.3%	Hong Kong
4.1%	South Africa
3.1%	Indonesia
2.2%	Philippines
1.7%	Singapore
1.5%	United Kingdom
1.4%	Thailand
10.0%	Other

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Argentina, Colombia, Cyprus, Czech Republic, France, Hungary, Kazakhstan, Malaysia, Mexico, Oman, Peru, Poland, Qatar, Sri Lanka, Switzerland, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stock:
Financials	$58,761,173		$332,735,342		$946,867		$392,443,382
Information Technology	42,576,916		195,821,919		– 0	–	238,398,835
Consumer Discretionary	70,636,954		151,063,498		– 0	–	221,700,452
Consumer Staples	30,872,438		38,692,328		– 0	–	69,564,766
Industrials	6,937,472		58,168,346		– 0	–	65,105,818
Telecommunication Services	– 0	–	55,921,696		– 0	–	55,921,696
Energy	41,842,289		13,012,022		– 0	–	54,854,311
Materials	8,345,332		41,738,673		106		50,084,111
Utilities	7,919,360		24,986,439		– 0	–	32,905,799
Health Care	– 0	–	32,696,060		– 0	–	32,696,060
Warrants	– 0	–	11,058,798		– 0	–	11,058,798
Rights	– 0	–	– 0	–	54,215		54,215
Corporates - Investment Grade	– 0	–	– 0	–	259		259
Short-Term Investments	16,196,856		– 0	–	– 0	–	16,196,856

Total Investments in Securities	284,088,790		955,895,121+		1,001,447		1,240,985,358

Total (a)(b)	$284,088,790		$955,895,121		$1,001,447		$1,240,985,358

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $34,439,826 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools.

(b)	An amount of $16,805,922 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Rights			Corporates- Investment Grade
Balance as of 9/30/14	$4,509,098		$	– 0	–	$256
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		92,511		– 0	–
Change in unrealized appreciation/depreciation	(795,438)			54,215		3
Purchases	1,076,669			– 0	–	– 0	–
Sales	– 0 –			(92,511)		– 0	–
Transfers in to Level 3	665,636			– 0	–	– 0	–
Transfers out of Level 3	(4,508,992)			– 0	–	– 0	–

Balance as of 12/31/14	$946,973			$54,215		$259

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(795,438)			$54,215		$3

	Total
Balance as of 9/30/14	$4,509,354
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	92,511
Change in unrealized appreciation/depreciation	(741,220)
Purchases	1,076,669
Sales	(92,511)
Transfers in to Level 3	665,636
Transfers out of Level 3	(4,508,992)

Balance as of 12/31/14	$1,001,447	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(741,220)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.5%
Industrial - 13.2%
Basic - 1.4%
Basell Finance Co. BV
8.10%, 3/15/27 (a)	U.S.$	3,560	$4,770,631
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		5,011	4,917,944
Dow Chemical Co. (The)
7.375%, 11/01/29		700	931,853
8.55%, 5/15/19		3,226	4,010,712
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,558,440
International Paper Co.
3.65%, 6/15/24		1,794	1,792,712
4.75%, 2/15/22		3,860	4,211,229
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,946,791
Minsur SA
6.25%, 2/07/24 (a)		7,730	8,346,227
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	4,398,289
Vale SA
5.625%, 9/11/42		1,488	1,385,938
Yamana Gold, Inc.
4.95%, 7/15/24		7,731	7,545,278

			51,816,044

Capital Goods - 0.5%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	4,086,539
Owens Corning
6.50%, 12/01/16 (b)		480	522,974
Republic Services, Inc.
3.80%, 5/15/18		8	8,464
5.25%, 11/15/21		4,903	5,551,588
5.50%, 9/15/19		6,718	7,568,358
United Technologies Corp.
4.875%, 5/01/15		5	5,070

			17,742,993

Communications - Media - 1.8%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	7,540,451
6.55%, 3/15/33		3,525	4,578,742
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1.75%, 1/15/18		15	14,901
3.80%, 3/15/22		3,001	3,053,127
4.45%, 4/01/24		4,224	4,419,588
4.60%, 2/15/21		3,225	3,454,410
5.00%, 3/01/21		4,920	5,365,255
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		3,075	3,214,912

	Principal Amount (000)		U.S. $ Value
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)	U.S.$	5,187	$5,381,512
Omnicom Group, Inc.
3.625%, 5/01/22		3,557	3,651,595
Time Warner Cable, Inc.
4.00%, 9/01/21		12	12,772
4.125%, 2/15/21		9,385	10,043,733
8.75%, 2/14/19		10	12,379
Time Warner, Inc.
4.70%, 1/15/21		5,650	6,184,304
Viacom, Inc.
5.25%, 4/01/44		3,368	3,561,603
5.625%, 9/15/19		2,220	2,493,207

			62,982,491

Communications - Telecommunications - 2.0%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,063,356
American Tower Corp.
5.05%, 9/01/20		10,745	11,657,713
AT&T, Inc.
1.40%, 12/01/17		16	15,839
5.35%, 9/01/40		2,103	2,277,173
5.80%, 2/15/19		50	56,792
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		10,746	11,486,722
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	1,026,590
SBA Tower Trust
2.898%, 10/15/19 (a)	U.S.$	7,996	8,016,965
Telefonica Emisiones SAU
5.462%, 2/16/21		4,705	5,246,037
Verizon Communications, Inc.
5.15%, 9/15/23		8,226	9,083,421
6.55%, 9/15/43		12,928	16,562,694

			72,493,302

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,726,572
5.00%, 5/15/18		11,532	12,530,071
5.875%, 8/02/21		4,933	5,711,368

			22,968,011

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	27,819

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		36	37,417
Walgreens Boots Alliance, Inc./old
3.80%, 11/18/24		9,065	9,245,394

			9,282,811

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.8%
Actavis Funding SCS
3.85%, 6/15/24	U.S.$	2,531	$2,543,931
Altria Group, Inc.
2.625%, 1/14/20		9,075	9,101,345
Bayer US Finance LLC
3.375%, 10/08/24 (a)		2,702	2,749,479
Becton Dickinson and Co.
3.734%, 12/15/24		3,952	4,068,880
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,479,463
8.50%, 6/15/19		5	6,128
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		6,479	6,504,462
Kroger Co. (The)
3.40%, 4/15/22		8,097	8,242,867
Medtronic, Inc.
3.50%, 3/15/25 (a)		9,065	9,273,223
Perrigo Finance PLC
3.50%, 12/15/21		492	497,739
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,290,022
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		3,518	3,710,037
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,804,289
3.95%, 8/15/24		5,908	6,107,224

			65,379,089

Energy - 3.2%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (e)		3,212	2,736,357
Encana Corp.
3.90%, 11/15/21		3,815	3,759,801
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,402,327
7.50%, 7/01/38		7,035	8,731,378
Enterprise Products Operating LLC
3.35%, 3/15/23		5	4,945
5.20%, 9/01/20		2,133	2,352,454
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	12,754,449
4.15%, 3/01/22		3,287	3,312,409
Nabors Industries, Inc.
5.10%, 9/15/23		5,329	5,059,635
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,161
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,673,898
8.25%, 3/01/19		10,609	12,719,141
Noble Holding International Ltd.
3.95%, 3/15/22		2,078	1,820,442
4.90%, 8/01/20		975	913,576
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,542,916
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		3,870	3,900,770

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
6.35%, 5/15/67	U.S.$	12,800	$12,416,000
Transocean, Inc.
6.375%, 12/15/21		21	19,371
6.50%, 11/15/20 (e)		8,310	7,836,064
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,933,093
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		6,870	8,148,370
Williams Partners LP
4.125%, 11/15/20		4,549	4,660,441

			115,710,998

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		2,724	2,701,554

Technology - 0.8%
Hewlett-Packard Co.
4.65%, 12/09/21		2,366	2,533,432
KLA-Tencor Corp.
4.65%, 11/01/24		9,105	9,425,924
Motorola Solutions, Inc.
7.50%, 5/15/25		985	1,212,351
Seagate HDD Cayman
4.75%, 1/01/25 (a)		3,629	3,738,469
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		591	618,180
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,733	5,827,233
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,914,825
3.75%, 6/01/23		3,042	2,980,889

			29,251,303

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		4,235	4,575,727

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		6,813	6,892,589
5.00%, 4/07/18 (a)		6,572	7,065,288
Ryder System, Inc.
5.85%, 11/01/16		3,664	3,956,680
7.20%, 9/01/15		3,547	3,696,329

			21,610,886

			476,543,028

Financial Institutions - 7.6%
Banking - 4.1%
American Express Co.
2.65%, 12/02/22		17	16,673
Bank of America Corp.
3.30%, 1/11/23		2,739	2,739,211
5.625%, 7/01/20		2,100	2,391,039

	Principal Amount (000)		U.S. $ Value
Series 1
3.75%, 7/12/16	U.S.$	25	$25,894
Series B
5.30%, 9/30/15		30	30,970
Series L
5.65%, 5/01/18		5,700	6,332,546
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	3,510	5,479,453
Bear Stearns Cos., LLC (The)
5.30%, 10/30/15	U.S.$	5	5,183
BPCE SA
5.70%, 10/22/23 (a)		1,991	2,137,870
Compass Bank
5.50%, 4/01/20		14,784	16,086,796
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,581	1,610,452
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,183,379
Credit Suisse AG
6.50%, 8/08/23 (a)		8,241	8,966,845
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		12	12,313
3.85%, 7/08/24		10,315	10,579,043
5.25%, 7/27/21		6	6,772
5.625%, 1/15/17		10	10,726
Series D
6.00%, 6/15/20		12,435	14,375,208
JPMorgan Chase & Co.
6.125%, 6/27/17		50	55,172
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		2,532	2,700,641
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		6,132	6,556,874
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		9,248	9,582,519
Morgan Stanley
3.75%, 2/25/23		8	8,207
5.625%, 9/23/19		3,033	3,423,632
7.25%, 4/01/32		15	20,535
Series G
5.50%, 7/24/20		3,953	4,459,881
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,168,325
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(d)		3,116	3,131,580
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,800,620
Nordea Bank AB
6.125%, 9/23/24 (a)(d)		498	492,647
PNC Funding Corp.
5.125%, 2/08/20		5	5,618
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		3,880	4,027,440
Standard Chartered PLC
4.00%, 7/12/22 (a)		6,689	6,800,974

	Principal Amount (000)		U.S. $ Value
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	5,982	$7,042,944
Wells Fargo Bank NA
6.18%, 2/15/36		4,549	5,919,859

			148,187,841

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,691,600
General Electric Capital Corp. Series G
5.625%, 5/01/18		20	22,505
HSBC Finance Corp.
6.676%, 1/15/21		110	130,510

			5,844,615

Insurance - 2.1%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		3,185	3,476,918
American International Group, Inc.
4.875%, 6/01/22		6,703	7,529,775
6.40%, 12/15/20		5,975	7,125,008
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,750,718
6.125%, 1/15/15		965	966,352
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(d)		3,683	3,830,320
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		4,804	6,855,856
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		2,705	2,726,383
5.125%, 4/15/22		3,400	3,821,899
5.50%, 3/30/20		6,904	7,802,128
6.10%, 10/01/41		5	6,245
Lincoln National Corp.
8.75%, 7/01/19		3,071	3,837,307
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,643,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,754,809
7.717%, 2/15/19		2,169	2,628,336
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,673	4,235,254
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,682
5.625%, 6/15/43		8,035	8,214,180
XLIT Ltd.
6.25%, 5/15/27		5	6,037

			74,219,207

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		9,573	9,686,947

	Principal Amount (000)		U.S. $ Value
REITS - 1.0%
HCP, Inc.
5.375%, 2/01/21	U.S.$	12,835	$14,332,922
Health Care REIT, Inc.
5.25%, 1/15/22		12,820	14,245,353
Trust F/1401
5.25%, 12/15/24 (a)		5,937	6,115,704

			34,693,979

			272,632,589

Utility - 1.0%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	8,492,811
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,654,760
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,615,209
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,308
Exelon Generation Co. LLC
4.25%, 6/15/22		3,830	3,980,060
TECO Finance, Inc.
4.00%, 3/15/16		2,925	3,027,515
5.15%, 3/15/20		3,625	4,047,773

			23,822,436

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	12,698,654

			36,521,090

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		8,893	8,416,397
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		958	991,223
OCP SA 5.625%, 4/25/24 (a)		2,079	2,182,950
Petrobras International Finance Co. SA
5.75%, 1/20/20		13,804	13,330,661

			24,921,231

Energy - 0.0%
Rio Oil Finance Trust
6.25%, 7/06/24 (a)		805	760,725

			25,681,956

Total Corporates - Investment Grade (cost $764,787,982)			811,378,663

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 22.2%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	47,825	$17,128,474

Mexico - 0.8%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	380,386	28,157,174

United States - 20.9%
U.S. Treasury Bonds
3.00%, 11/15/44	U.S.$	12,308	12,934,630
3.125%, 8/15/44		14,806	15,939,577
3.375%, 5/15/44		5,710	6,427,647
3.625%, 8/15/43-2/15/44		20,148	23,700,805
3.75%, 11/15/43		10,205	12,267,522
4.50%, 2/15/36		23,360	31,158,222
4.625%, 2/15/40		90,608	123,170,658
4.75%, 2/15/37		5	6,897
5.375%, 2/15/31 (f)		30,313	42,251,108
8.125%, 8/15/19-8/15/21		986	1,341,091
U.S. Treasury Notes
1.00%, 8/31/16		27,705	27,912,787
1.50%, 10/31/19		18,940	18,824,580
1.50%, 11/30/19 (e)		22,410	22,268,488
1.75%, 9/30/19-5/15/23		64,567	63,123,864
2.00%, 11/15/21		9,093	9,126,390
2.125%, 8/15/21		630	637,432
2.25%, 11/15/24		19,889	20,022,131
2.375%, 8/15/24		54,465	55,473,576
2.50%, 8/15/23-5/15/24		153,018	157,802,573
2.75%, 11/15/23-2/15/24		102,550	107,920,066

			752,310,044

Total Governments - Treasuries (cost $748,115,853)			797,595,692

MORTGAGE PASS-THROUGHS - 19.5%
Agency Fixed Rate 30-Year - 17.9%
Federal Home Loan Mortgage Corp. Gold
4.50%, 7/01/44		22,443	24,735,054
5.00%, 8/01/33		5	5,482
Series 2007
4.50%, 1/01/37-3/01/37		515	558,862
5.50%, 7/01/35		2,784	3,139,366
Federal National Mortgage Association
3.00%, 5/01/38-9/01/43		59,572	60,343,017
3.50%, 1/01/45, TBA		165,302	172,314,441
4.00%, 12/01/41		132	140,917
4.00%, 1/01/45, TBA		194,260	207,324,711
4.50%, 3/01/35-10/01/44		64,980	71,458,548
4.50%, 1/25/45, TBA		21,908	23,780,450
5.50%, 11/01/33-9/01/36		3,567	4,012,109
6.50%, 8/01/31-8/01/34		12	13,674
Series 2003
5.50%, 4/01/33-7/01/33		9,114	10,273,931

	Principal Amount (000)		U.S. $ Value
Series 2004
5.50%, 4/01/34-11/01/34	U.S.$	7,876	$8,864,461
Series 2005
5.50%, 2/01/35		7,333	8,256,843
Series 2006
5.50%, 4/01/36		1,472	1,645,227
Series 2012
3.50%, 5/01/42		10	10,585
Series 2014
4.50%, 2/01/44		8,647	9,397,869
Government National Mortgage Association
3.50%, 1/01/45, TBA		37,513	39,376,927

			645,652,474

Agency Fixed Rate 15-Year - 1.6%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		2	2,277
Federal National Mortgage Association
3.00%, 1/01/29, TBA		54,258	56,396,530

			56,398,807

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.677%, 12/01/36 (b)		2	1,951
Series 2007
2.795%, 3/01/37 (b)		2	2,465

			4,416

Total Mortgage Pass-Throughs (cost $692,195,706)			702,055,697

ASSET-BACKED SECURITIES - 15.3%
Autos - Fixed Rate - 8.7%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		11,565	11,524,199
Series 2014-1, Class A2
1.29%, 1/15/19		13,416	13,386,655
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		15,000	15,009,686
Series 2013-4, Class A3
0.96%, 4/09/18		5,735	5,742,358
Series 2013-5, Class A2A
0.65%, 3/08/17		1,751	1,751,888
Series 2014-1, Class A3
0.90%, 2/08/19		6,050	6,014,998
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		4,192	4,193,199
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		4,136	4,125,219
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.97%, 2/20/20 (a)	U.S.$	16,846	$17,308,050
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		6,834	6,829,772
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		3,937	3,925,646
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		11,960	11,987,616
Series 2014-1, Class B
2.22%, 1/22/19		1,960	1,977,205
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		2,986	2,986,637
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		1,313	1,314,075
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)		13,526	13,523,813
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		5,020	5,011,286
Series 2014-B, Class A
1.11%, 11/15/18 (a)		5,355	5,339,217
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		3,047	3,045,435
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		7,000	6,991,068
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		1,110	1,110,206
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		1,559	1,560,760
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		2,796	2,797,980
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		2,776	2,770,267
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		8,250	8,200,574
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		1,802	1,803,551
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	3,310	2,852,778
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		4,635	3,988,955
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	6,000	5,985,325
Ford Credit Auto Owner Trust

	Principal Amount (000)		U.S. $ Value
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	8,095	$8,115,812
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,779,876
Series 2014-2, Class A
2.31%, 4/15/26 (a)		9,978	10,020,428
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18		7,511	7,513,266
Series 2014-1, Class A1
1.20%, 2/15/19		9,394	9,363,572
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		2,600	2,601,544
Series 2014-1, Class A3
1.10%, 9/15/19		9,130	9,112,662
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		7,345	7,328,239
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,773,130
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,569,859
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		4,601	4,602,628
Mercedes-Benz Auto Lease Trust 2014-A
Series 2014-A, Class A2A
0.48%, 6/15/16		10,282	10,284,744
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		19,143	19,142,387
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		11,830	11,852,693
Series 2013-5, Class A2A
0.64%, 4/17/17		1,238	1,238,371
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		10,997	10,950,412

			313,308,041

Autos - Floating Rate - 1.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.561%, 9/15/17 (a)(b)		9,336	9,342,718
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.656%, 6/20/17 (b)		19,000	19,008,208
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.712%, 12/10/27 (a)(b)		12,904	12,919,571
Series 2014-1, Class A
0.562%, 4/10/28 (a)(b)		7,735	7,735,016

	Principal Amount (000)		U.S. $ Value
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (a)(b)	U.S.$	4,874	$4,873,999
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.666%, 10/20/20 (a)(b)		9,708	9,691,933

			63,571,445

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,454,196
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		11,514	11,621,876
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,149,580
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		8,266	8,278,391
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	11,991,024
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,934,310
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,323,816

			62,753,193

Credit Cards - Floating Rate - 1.4%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.501%, 3/16/20 (b)		10,300	10,300,021
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.691%, 2/18/20 (a)(b)		7,700	7,753,453
Series 2014-1, Class A
0.511%, 3/16/20 (b)		1,880	1,879,477
First National Master Note Trust
Series 2013-2, Class A
0.691%, 10/15/19 (b)		8,650	8,670,194
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.861%, 2/15/17 (a)(b)		12,465	12,469,910
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.541%, 12/15/19 (b)		8,125	8,139,788

			49,212,843

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate - 1.2%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)	U.S.$	9,581	$9,595,949
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		8,966	8,965,435
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	3,954	3,402,981
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	6,051	6,018,693
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		8,540	8,539,503
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)		5,414	5,402,295

			41,924,856

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.546%, 7/20/19 (b)		12,455	12,442,969

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.295%, 12/25/32 (b)		1,354	1,301,672
GSAA Trust
Series 2006-5, Class 2A3
0.44%, 3/25/36 (b)		8,269	5,682,018
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.77%, 5/25/33 (b)		155	141,085
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.47%, 4/25/34 (b)		8	7,800

			7,132,575

Total Asset-Backed Securities (cost $551,376,507)			550,345,922

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.4%
Non-Agency Fixed Rate CMBS - 7.9%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		16,067	17,522,821
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		5,707	5,856,116

	Principal Amount (000)		U.S. $ Value
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	U.S.$	9,720	$9,809,327
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,629,960
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.771%, 3/15/49		3,187	3,330,693
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.766%, 5/15/46		3,985	4,324,281
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,602,305
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.702%, 6/15/39		4,535	4,747,175
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,566,364
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39		20,412	21,773,462
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,959	4,851,474
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		12,644	12,781,217
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		5,000	5,138,650
Series 2013-G1, Class A1
2.059%, 4/10/31(a)		849	831,102
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(g)		6,804	6,818,785
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.698%, 2/12/49		4,080	4,308,096
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	14,248,750
Series 2007-LD12, Class AM
6.011%, 2/15/51		3,522	3,837,093
Series 2007-LDPX, Class A3
5.42%, 1/15/49		47	50,261
Series 2008-C2, Class A1A
5.998%, 2/12/51		7,795	8,546,062
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		17,978	19,214,722
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		6,560	6,636,397

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	U.S.$	6,067	$6,124,489
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		7,091	7,502,015
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		26,118	27,543,386
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	22,992,095
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		9,011	8,982,156
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,796,961
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,432,626
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	10,195,722
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,226,492

			285,221,055

Non-Agency Floating Rate CMBS - 1.5%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.485%, 11/15/19 (a)(b)		5,133	5,113,034
Commercial Mortgage Pass-Through Certificates
Series 2014-KYO, Class A
1.059%, 6/11/27 (a)(b)		7,535	7,523,076
Series 2014-SAVA, Class A
1.311%, 6/15/34 (a)(b)		6,317	6,303,861
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.857%, 12/05/31 (a)(b)		6,130	6,110,008
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.081%, 6/15/29 (a)(b)		9,634	9,624,925
PFP III Ltd.
Series 2014-1, Class A
1.331%, 6/14/31 (a)(b)		6,810	6,789,876
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.212%, 4/15/32 (a)(b)		3,974	3,933,864

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.381%, 11/15/27 (a)(b)	U.S.$	6,321	$6,312,392

			51,711,036

Total Commercial Mortgage-Backed Securities (cost $341,767,184)			336,932,091

CORPORATES - NON-INVESTMENT GRADE - 3.5%
Financial Institutions - 1.9%
Banking - 1.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	1,916	2,347,421
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)	U.S.$	3,667	3,732,639
Bank of Ireland
2.08%, 9/22/15 (b)(h)	CAD	5,285	4,412,506
Barclays Bank PLC
6.86%, 6/15/32 (a)(d)	U.S.$	1,250	1,387,500
7.625%, 11/21/22		3,784	4,137,520
7.75%, 4/10/23		3,832	4,176,880
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		2,654	2,654,000
Credit Agricole SA
7.875%, 1/23/24 (a)(d)(e)		1,382	1,402,730
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		1,557	1,611,495
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	3,694	5,901,409
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	3,542	4,281,708
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	7,068	6,859,600
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(d)		2,354	2,507,010
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		3,734	3,799,345
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		2,894	3,288,788
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(d)		1,268	1,274,340
Societe Generale SA
4.196%, 1/26/15 (d)	EUR	2,100	2,541,105
5.922%, 4/05/17 (a)(d)	U.S.$	1,160	1,202,781
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,930,598

			63,449,375

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		2,700	2,855,250

	Principal Amount (000)		U.S. $ Value
International Lease Finance Corp.
5.875%, 4/01/19	U.S.$	2,682	$2,889,855
Navient Corp.
7.25%, 1/25/22		875	949,375

			6,694,480

			70,143,855

Industrial - 1.4%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		809	839,338

Communications - Media - 0.2%
CSC Holdings LLC
8.625%, 2/15/19		1,342	1,560,075
Numericable-SFR
5.375%, 5/15/22 (a)	EUR	712	889,126
Univision Communications, Inc.
6.875%, 5/15/19 (a)	U.S.$	3,018	3,142,492

			5,591,693

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23		4,280	4,225,216

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18		3,880	3,957,600
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		1,726	1,829,560

			5,787,160

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		3,146	3,098,810
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,091,500

			5,190,310

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,438	1,488,330

Energy - 0.6%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		3,719	3,774,785
California Resources Corp.
5.50%, 9/15/21 (a)		2,553	2,182,815
Cimarex Energy Co.
5.875%, 5/01/22		2,784	2,895,360
ONEOK, Inc.
4.25%, 2/01/22		7,942	7,268,939
Paragon Offshore PLC
6.75%, 7/15/22(a)		504	307,440

	Principal Amount (000)		U.S. $ Value
7.25%, 8/15/24 (a)	U.S.$	3,337	$2,002,200
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,097,330
SM Energy Co.
6.50%, 1/01/23		359	344,640

			19,873,509

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		3,481	3,724,670

Transportation - Services - 0.1%
Hertz Corp. (The)
6.75%, 4/15/19		3,473	3,577,190

			50,297,416

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		3,427	3,872,510
NRG Energy, Inc.
6.25%, 5/01/24 (a)		2,593	2,638,377

			6,510,887

Total Corporates - Non-Investment Grade (cost $124,225,867)			126,952,158

INFLATION-LINKED SECURITIES - 3.3%
United States - 3.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $121,397,926)		118,822	117,512,746

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		1,195	1,125,017
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		3,892	3,577,022
Series 2006-24CB, Class A16
5.75%, 6/25/36		6,060	5,331,476
Series 2006-28CB, Class A14
6.25%, 10/25/36		3,761	3,228,853
Series 2006-J1, Class 1A13
5.50%, 2/25/36		2,198	1,980,334
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		1,459	1,276,076
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.552%, 5/25/35		3,913	3,763,901
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		3,764	3,445,677

	Principal Amount (000)		U.S. $ Value
Series 2006-13, Class 1A18
6.25%, 9/25/36	U.S.$	4,961	$4,603,421
Series 2006-13, Class 1A19
6.25%, 9/25/36		2,310	2,144,084
Series 2007-HYB2, Class 3A1
2.581%, 2/25/47		6,882	5,698,337
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		5,630	4,732,454
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		2,695	2,449,059
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		2,304	2,259,808

			45,615,519

GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (b)		8,185	8,255,365
Series 2014-DN3, Class M3
4.17%, 8/25/24 (b)		9,650	9,077,872
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.37%, 7/25/24 (b)		3,429	3,397,780
Series 2014-C04, Class 1M2
5.055%, 11/25/24 (b)		7,245	7,288,686
Series 2014-HQ3, Class M3
4.92%, 10/25/24 (b)		4,045	3,972,584
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3
3.77%, 4/25/24 (b)		2,751	2,533,112

			34,525,399

Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.36%, 12/25/36 (b)		8,925	5,400,664
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.42%, 3/25/35 (b)		4,379	3,910,306
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.29%, 7/25/36 (b)		6,608	5,065,309
Series 2006-AR27, Class 2A2

	Principal Amount (000)		U.S. $ Value
0.37%, 10/25/36 (b)	U.S.$	7,018	$6,007,768

			20,384,047

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.718%, 5/28/35		1,605	1,450,672
Federal National Mortgage Association
5.50%, 2/25/44		13,131	3,098,288

			4,548,960

Total Collateralized Mortgage Obligations (cost $107,008,206)			105,073,925

AGENCIES - 2.0%
Agency Debentures - 2.0%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $65,942,711)		81,666	72,536,150

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,510	2,597,952

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		9,780	10,245,084

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	14,389,140

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		4,920	4,981,500

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,203,437

Total Quasi-Sovereigns (cost $42,787,894)			45,417,113

GOVERNMENTS-SOVEREIGN AGENCIES - 0.4%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,570	3,605,700

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	2,497,050

	Principal Amount (000)		U.S. $ Value
Israel - 0.2%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)	U.S.$	7,000	$7,052,500

Total Governments - Sovereign Agencies (cost $13,501,742)			13,155,250

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California (State of California)
Series 2010
5.75%, 3/01/17		10	10,983
7.625%, 3/01/40		8,520	13,078,200

Total Local Governments - Municipal Bonds (cost $8,667,484)			13,089,183

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10% (cost $8,197,028)		306,775	7,770,611

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)	U.S.$	1,912	2,002,820

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		4,230	4,272,300

Total Emerging Markets - Corporate Bonds (cost $6,102,149)			6,275,120

GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15 (cost $3,011)		3	3,054

SHORT-TERM INVESTMENTS - 2.3%
Certificates of Deposit - 1.2%
Wells Fargo Bank NA
0.23%, 4/08/15 (cost $42,365,000)		42,365	42,365,000

Company	Principal Amount (000)		U.S. $ Value
Commercial Paper - 1.1%
Svenska Handelsbanken AB Zero Coupon, 3/23/2015 (a) (cost $38,534,916)	U.S.$	38,554	$38,534,916

Total Short-Term Investments (cost $80,899,916)			80,899,916

Total Investments - 105.3% (cost $3,676,977,166) (i)			$3,786,993,291
Other assets less liabilities - (5.3)% (j)			(189,123,978)

Net Assets - 100.0%			$3,597,869,313

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	52	March 2015	$7,359,625	$7,517,250	$157,625
U.S. T-Note 10 Yr (CBT) Futures	529	March 2015	66,604,406	67,075,547	471,141
U.S. T-Note 2 Yr (CBT) Futures	603	March 2015	131,822,340	131,812,031	(10,309)
U.S. T-Note 5 Yr (CBT) Futures	137	March 2015	16,245,203	16,293,367	48,164

					$666,621

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	55,033	USD	48,426	1/14/15	$1,069,625
BNP Paribas SA	JPY	11,560,000	USD	108,074	1/15/15	11,556,153
BNP Paribas SA	MXN	504,904	USD	37,152	1/15/15	2,950,738
BNP Paribas SA	AUD	64,545	USD	53,443	1/30/15	844,401
Credit Suisse International	EUR	21,394	USD	26,333	1/09/15	443,926
Credit Suisse International	USD	2,221	CAD	2,580	1/14/15	(1,152)
Credit Suisse International	GBP	4,410	USD	6,935	1/27/15	62,397
Goldman Sachs Bank USA	BRL	47,415	USD	17,851	1/05/15	13,431
Goldman Sachs Bank USA	USD	17,859	BRL	47,415	1/05/15	(21,499)
Goldman Sachs Bank USA	EUR	36,293	USD	45,566	1/09/15	1,647,545
Goldman Sachs Bank USA	MXN	129,534	USD	8,728	1/15/15	(46,645)
Goldman Sachs Bank USA	JPY	1,940,913	USD	16,218	1/23/15	12,166
Goldman Sachs Bank USA	BRL	47,415	USD	17,706	2/03/15	7,344
HSBC Bank USA	BRL	44,930	USD	17,553	1/05/15	650,742
HSBC Bank USA	USD	16,915	BRL	44,930	1/05/15	(12,727)
Morgan Stanley & Co., Inc.	USD	16,285	JPY	1,946,585	1/23/15	(31,505)
Royal Bank of Scotland PLC	MXN	284,394	USD	19,514	1/15/15	249,298
Royal Bank of Scotland PLC	USD	37,094	MXN	508,508	1/15/15	(2,648,902)
State Street Bank & Trust Co.	BRL	2,485	USD	956	1/05/15	21,162

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	515	EUR	420	1/09/15	$(7,317)
State Street Bank & Trust Co.	USD	20	CAD	23	1/14/15	(309)
State Street Bank & Trust Co.	USD	926	GBP	591	1/27/15	(4,823)
UBS AG	USD	2,210	CAD	2,489	1/14/15	(67,710)

						$16,686,339

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.58%	$117,960	$(2,154,223)	$(663,724)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$19,620	12/18/17	1.164%	3 Month LIBOR	$54,676
Morgan Stanley & Co., LLC/(CME Group)	NZD	53,120	9/25/19	3 Month BKBM	4.390%	1,249,388
Morgan Stanley & Co., LLC/(CME Group)	CAD	64,580	10/03/19	1.993%	3 Month CDOR	(719,987)
Morgan Stanley & Co., LLC/(CME Group)		$49,380	10/07/19	3 Month LIBOR	1.935%	666,866
Morgan Stanley & Co., LLC/(CME Group)		23,630	6/25/21	2.243%	3 Month LIBOR	(389,101)
Morgan Stanley & Co., LLC/(CME Group)		61,000	11/04/23	2.691%	3 Month LIBOR	(2,638,675)
Morgan Stanley & Co., LLC/(CME Group)		24,440	1/14/24	2.980%	3 Month LIBOR	(1,867,627)
Morgan Stanley & Co., LLC/(CME Group)		21,540	2/14/24	2.889%	3 Month LIBOR	(1,423,210)
Morgan Stanley & Co., LLC/(CME Group)		30,260	4/28/24	2.817%	3 Month LIBOR	(1,624,554)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$17,210	5/29/24	3 Month LIBOR	2.628%	$600,288
Morgan Stanley & Co., LLC/(CME Group)	NZD	35,690	9/25/24	4.628%	3 Month BKBM	(1,514,607)
Morgan Stanley & Co., LLC/(CME Group)		$10,500	9/26/43	3 Month LIBOR	3.656%	2,176,402

						$(5,430,141)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.60%	$12,540	$132,303	$(239,994)	$372,297
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.84	4,066	26,388	(49,149)	75,537
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.84	2,385	15,476	(25,864)	41,340
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.84	1,656	10,747	(20,018)	30,765
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00	0.84	1,644	10,667	(19,861)	30,528

				$195,581	$(354,886)	$550,467

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$50,590	1/30/17	1.059%	3 Month LIBOR	$(337,024)
JPMorgan Chase Bank	$56,630	2/07/22	2.043%	3 Month LIBOR	$(397,365)

					$(734,389)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Barclays Bank+	(1.25	)%*	—	$2,727,053
Barclays Bank+	(0.50	)%*	—	1,371,310
Barclays Bank+	(0.25	)%*	—	8,639,459
HSBC+	(1.35	)%*	—	22,236,704

				$34,974,526

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $734,117,041 or 20.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Variable rate coupon, rate shown as of December 31, 2014.
(h)	Illiquid security.
(i)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,412,749 and gross unrealized depreciation of investments was $(26,396,624), resulting in net unrealized appreciation of $110,016,125.
(j)	An amount of U.S. $1,019,606 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$811,378,663		$	– 0	–	$811,378,663
Governments - Treasuries		– 0	–	797,595,692			– 0	–	797,595,692
Mortgage Pass-Throughs		– 0	–	702,055,697			– 0	–	702,055,697
Asset-Backed Securities		– 0	–	488,845,522			61,500,400		550,345,922
Commercial Mortgage-Backed Securities		– 0	–	296,896,594			40,035,497		336,932,091
Corporates - Non-Investment Grade		– 0	–	126,952,158			– 0	–	126,952,158
Inflation-Linked Securities		– 0	–	117,512,746			– 0	–	117,512,746
Collateralized Mortgage Obligations		– 0	–	4,548,960			100,524,965		105,073,925
Agencies		– 0	–	72,536,150			– 0	–	72,536,150
Quasi-Sovereigns		– 0	–	45,417,113			– 0	–	45,417,113
Governments - Sovereign Agencies		– 0	–	13,155,250			– 0	–	13,155,250
Local Governments - Municipal Bonds		– 0	–	13,089,183			– 0	–	13,089,183
Preferred Stocks		7,770,611		– 0	–		– 0	–	7,770,611

Investments in Securities:	Level 1		Level 2		Level 3		Total
Emerging Markets - Corporate Bonds	– 0	–	6,275,120		– 0	–	6,275,120
Governments - Sovereign Bonds	– 0	–	3,054		– 0	–	3,054
Short-Term Investments:
Certificates of Deposit	– 0	–	42,365,000		– 0	–	42,365,000
Commercial Paper	– 0	–	38,534,916		– 0	–	38,534,916

Total Investments in Securities	7,770,611		3,577,161,818		202,060,862		3,786,993,291
Other Financial Instruments* :
Assets:
Futures	676,930		– 0	–	– 0	–	676,930
Forward Currency Exchange Contracts	– 0	–	19,528,928		– 0	–	19,528,928
Centrally Cleared Interest Rate Swaps	– 0	–	4,747,620		– 0	–	4,747,620
Credit Default Swaps	– 0	–	550,467		– 0	–	550,467
Liabilities:
Futures	(10,309)		– 0	–	– 0	–	(10,309)
Forward Currency Exchange Contracts	– 0	–	(2,842,589)		– 0	–	(2,842,589)
Centrally Cleared Credit Default Swaps	– 0	–	(663,724)		– 0	–	(663,724)
Centrally Cleared Interest Rate Swaps	– 0	–	(10,177,761)		– 0	–	(10,177,761)
Interest Rate Swaps	– 0	–	(734,389)		– 0	–	(734,389)

Total+	$8,437,232		$3,587,570,370		$202,060,862		$3,798,068,464

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$69,037,976		$29,697,557		$91,373,884
Accrued discounts/(premiums)	29,747		(19,076)		119,775
Realized gain (loss)	(69,076)		(2,681)		42,954
Change in unrealized appreciation/depreciation	(206,642)		(348,775)		(1,934,053)
Purchases	8,965,256		10,733,571		19,031,241
Sales	(16,256,861)		(25,099)		(8,108,836)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–
Balance as of 12/31/14	$61,500,400		$40,035,497		$100,524,965
Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(199,902)		$(348,775)		$(1,811,548)

	Total
Balance as of 9/30/13	$190,109,417
Accrued discounts/(premiums)	130,446
Realized gain (loss)	(28,803)
Change in unrealized appreciation/depreciation	(2,489,470)
Purchases	38,730,068
Sales	(24,390,796)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/14	$202,060,862

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(2,360,225)

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Stanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 42.8%
New Zealand - 0.9%
New Zealand Government Bond Series 1217	NZD	4,545	$3,786,977

6.00%, 12/15/17 (a)
United States - 41.9%
U.S. Treasury Notes
0.25%, 9/30/15	U.S.$	2,484	2,484,675
0.375%, 4/30/16-10/31/16		129,966	129,744,306
0.50%, 11/30/16		6,392	6,376,020
1.375%, 6/30/18		34,770	34,837,906

			173,442,907

Total Governments - Treasuries (cost $177,602,940)			177,229,884

ASSET-BACKED SECURITIES - 17.2%
Autos-Fixed Rate - 7.1%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 1/15/19		1,499	1,495,721
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D
4.26%, 2/08/17		1,700	1,722,148
Series 2011-3, Class D
4.04%, 7/10/17		1,445	1,470,962
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		479	478,713
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		468	466,751
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,095	1,095,345
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,839	1,889,440
Bank of America Auto Trust
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,845,752
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)		1,334	1,333,784
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		446	446,013
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		1,321	1,319,314
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		838	832,980
Ford Auto Securitization Trust
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)	CAD	481	413,669

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	U.S.$	948	$952,031
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18		985	985,297
Series 2014-1, Class A1
1.20%, 2/15/19		1,053	1,049,589
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,720	1,716,734
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	926,976
Mercedes Benz Auto Lease Trust 2014-A
Series 2014-A, Class A2A
0.48%, 6/15/16		1,150	1,150,668
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		2,350	2,349,925
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,357	1,359,431
Series 2013-5, Class A2A
0.64%, 4/17/17		200	200,359
Series 2014-2, Class A3
0.80%, 4/16/18		1,060	1,057,219
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,338	1,332,332
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		1,352	1,350,850

			29,242,003

Credit Cards - Floating Rate - 3.2%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.501%, 3/16/20 (b)		1,005	1,005,002
Cabela’s Credit Card Master Note Trust
Series 2010-2A, Class A2
0.861%, 9/17/18 (a)(b)		3,155	3,164,872
Series 2014-1, Class A
0.511%, 3/16/20 (b)		1,200	1,199,667
Chase Issuance Trust
Series 2012-A6, Class A
0.291%, 8/15/17 (b)		2,570	2,568,489
Series 2013-A6, Class A6
0.581%, 7/15/20 (b)		2,388	2,390,535
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.591%, 7/15/21 (b)		895	894,639
First National Master Note Trust
Series 2013-2, Class A
0.691%, 10/15/19 (b)		912	914,129

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.541%, 12/15/19 (b)	U.S.$	965	$966,756

			13,104,089

Autos - Floating Rate - 2.3%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.561%, 9/15/17 (a)(b)		1,544	1,545,111
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.656%, 6/20/17 (b)		2,340	2,341,011
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.711%, 12/10/27(a)(b)		1,239	1,240,495
Series 2014-1, Class A
0.561%, 4/10/28(a)(b)		1,520	1,520,003
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (a)(b)		776	776,000
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.666%, 10/20/20 (a)(b)		957	955,416
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.631%, 5/15/17 (b)		1,212	1,212,999

			9,591,035

Other ABS - Fixed Rate - 2.3%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,103	1,104,328
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,014	1,013,936
CNH Capital Canada Receivables Trust
Series 2013-2A, Class A1
1.439%, 8/15/16 (a)	CAD	121	104,334
CNH Equipment Trust
Series 2013-A, Class A3
0.69%, 6/15/18	U.S.$	2,454	2,453,207
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,355,755
Dell Equipment Finance Trust 2014-1
Series 2014-1, Class A3
0.94%, 6/22/20 (a)		806	805,199
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		966	966,207

	Principal Amount (000)		U.S. $ Value
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)	U.S.$	597	$595,709

			9,398,675

Credit Cards - Fixed Rate - 2.0%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		773	772,340
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,260	1,271,805
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,758,245
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		951	952,426
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,193	1,192,108
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	970,419
Series 2013-A, Class A
1.61%, 12/15/21		610	605,910

			8,523,253

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.546%, 7/20/19 (b)		1,231	1,229,811

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		13	0

Total Asset-Backed Securities (cost $71,233,349)			71,088,866

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.6%
Non-Agency Fixed Rate CMBS - 12.0%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,794	1,956,123
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.771%, 3/15/49		350	365,763
Series 2013-GC11, Class XA
1.894%, 4/10/46		14,854	1,298,821
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (a)		3,927	3,966,618
Series 2012-CR3, Class A1

	Principal Amount (000)		U.S. $ Value
0.666%, 10/15/45	U.S.$	1,579	$1,571,736
Series 2012-CR4, Class A1
0.704%, 10/15/45		1,291	1,287,637
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,165	1,160,427
Series 2013-CR6, Class A1
0.719%, 3/10/46		1,832	1,815,118
Series 2013-LC6, Class A1
0.724%, 1/10/46		928	919,914
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,318	1,356,066
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		1,681	1,672,867
Series 2013-GC10, Class A1
0.696%, 2/10/46		1,069	1,064,699
GS Mortgage Securities Trust
Series 2012-GCJ7, Class XA
2.56%, 5/10/45		11,482	1,292,294
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,162	1,137,079
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		270	269,480
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class XA
1.757%, 6/15/45 (e)		6,205	484,836
Series 2013-C10, Class A1
0.73%, 12/15/47		1,054	1,045,285
Series 2013-C16, Class A2
3.07%, 12/15/46		2,201	2,277,903
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		2,245	2,316,464
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,488	2,659,492
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		817	826,415
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		636	642,491
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		784	828,938
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		1,854	1,855,243
Series 2013-C8, Class A1
0.777%, 12/15/48		1,835	1,819,474
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,306	1,297,342
Series 2013-C5, Class A1
0.779%, 3/10/46		1,887	1,871,252

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45	U.S.$	1,638	$1,696,965
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		1,804	1,799,953
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.734%, 12/15/45		2,212	2,207,056
Series 2012-C9, Class A1
0.673%, 11/15/45		1,893	1,886,392
Series 2013-C11, Class A1
0.799%, 3/15/45		996	990,149
Series 2013-C12, Class A1
0.735%, 3/15/48		1,328	1,322,416
WFRBS Commercial Mortgage Trust 2014-C24
Series 2014-C24, Class A2
2.863%, 11/15/47		900	920,465

			49,883,173

Agency CMBS - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		2,212	2,290,411
Government National Mortgage Association
Series 2006-51, Class IO
0.394%, 8/16/46 (e)		2,789	75,708
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		1,177	1,178,773

			3,544,892

Non-Agency Floating Rate CMBS - 0.7%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.485%, 11/15/19 (a)(b)		597	594,678
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.461%, 6/15/22 (a)(b)		540	538,841
PFP III Ltd.
Series 2014-1, Class A
1.331%, 6/14/31 (a)(b)		699	697,205
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.212%, 4/15/32 (a)(b)		431	426,701

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.381%, 11/15/27 (a)(b)	U.S.$	622	$621,134

			2,878,559

Total Commercial Mortgage-Backed Securities (cost $56,876,405)			56,306,624

CORPORATES - INVESTMENT GRADE - 12.6%
Financial Institutions - 7.8%
Banking - 6.9%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		1,615	1,673,542
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,752,601
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		1,970	1,975,532
Bank of America Corp.
1.25%, 1/11/16		2,030	2,033,561
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,941,814
Citigroup, Inc.
0.933%, 11/24/17 (b)		992	992,247
1.25%, 1/15/16		2,025	2,027,053
Fifth Third Bancorp
3.625%, 1/25/16		1,515	1,552,357
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		1,875	1,923,859
ING Bank NV
1.375%, 3/07/16 (a)		1,910	1,916,868
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		2,190	2,193,938
Mizuho Bank Ltd.
0.705%, 9/25/17 (a)(b)		1,935	1,936,457
Morgan Stanley
1.75%, 2/25/16		1,164	1,170,313
1.875%, 1/05/18		859	855,856
5.625%, 9/23/19		888	1,002,369
PNC Funding Corp.
2.70%, 9/19/16		1,890	1,940,951
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,925,724

			28,815,042

Insurance - 0.9%
New York Life Global Funding
0.80%, 2/12/16 (a)		1,970	1,974,054
Prudential Financial, Inc.
4.75%, 9/17/15		1,580	1,621,270

			3,595,324

			32,410,366

	Principal Amount (000)		U.S. $ Value
Industrial - 4.8%
Basic - 0.4%
Monsanto Co.
0.432%, 11/07/16 (b)	U.S.$	1,590	$1,586,491

Communications - Media - 0.5%
NBCUniversal Enterprise, Inc.
0.768%, 4/15/16 (a)(b)		2,120	2,123,827

Communications - Telecommunications - 0.8%
AT&T, Inc.
0.90%, 2/12/16		1,405	1,404,629
1.40%, 12/01/17		2,035	2,014,581

			3,419,210

Consumer Cyclical - Automotive - 1.1%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)		2,890	2,897,861
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		1,595	1,593,264

			4,491,125

Consumer Non-Cyclical - 1.6%
AbbVie, Inc.
1.75%, 11/06/17		2,000	2,004,346
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,950,782
McKesson Corp.
0.95%, 12/04/15		828	829,955
PepsiCo, Inc.
0.70%, 2/26/16		1,910	1,910,997

			6,696,080

Technology - 0.4%
Cisco Systems, Inc.
0.515%, 3/03/17 (b)		1,515	1,515,264

			19,831,997

Total Corporates - Investment Grade (cost $52,195,019)			52,242,363

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
Agency Floating Rate - 2.9%
Federal Home Loan Mortgage Corp.
Series 4248, Class QF
0.661%, 6/15/39 (b)		1,630	1,645,660
Series 4286, Class VF
0.611%, 12/15/43 (b)		1,898	1,906,829
Federal National Mortgage Association
Series 2013-57, Class FN
0.52%, 6/25/43 (b)		1,843	1,847,645
Series 2014-49, Class AF
0.477%, 8/25/44 (b)		2,846	2,859,934

	Principal Amount (000)		U.S. $ Value
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.717%, 12/08/20 (b)	U.S.$	3,670	$3,705,303

			11,965,371

Agency Fixed Rate - 2.8%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		3,508	3,632,018
Series 4029, Class NE
2.50%, 3/15/41		3,099	3,130,726
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		1,399	1,452,507
Series 2011-39, Class DA
3.50%, 7/25/24		1,081	1,108,807
Series 2014-54, Class LA
3.00%, 2/25/44		2,438	2,490,905

			11,814,963

GSE Risk Share Floating Rate - 1.7%
Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
2.37%, 2/25/24 (b)		480	474,110
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.12%, 5/25/24 (b)		1,524	1,496,071
Series 2014-C04, Class 2M1
2.255%, 11/25/24 (b)		1,226	1,225,511
Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.02%, 4/25/24 (b)		946	937,982
Series 2014-HQ1, Class M1
1.82%, 8/25/24 (b)		1,478	1,476,734
Series 2014-HQ2, Class M1
1.62%, 9/25/24 (b)		434	431,203
Series 2014-HQ3, Class M1
1.82%, 10/25/24 (b)		1,045	1,042,925

			7,084,536

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.57%, 2/25/42 (a)(b)		909	726,953

Total Collateralized Mortgage Obligations (cost $31,662,565)			31,591,823

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 2.9%
United States - 2.9%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $12,307,887)	U.S.$	12,047	$11,914,233

MORTGAGE PASS-THROUGHS - 2.1%
Agency Fixed Rate 30-Year - 1.4%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		3,266	3,683,979
Government National Mortgage Association
5.00%, 10/15/39		1,562	1,738,407
Series 2002
7.50%, 3/15/32		145	178,604

			5,600,990

Agency Fixed Rate 15-Year - 0.7%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		907	986,949
6.50%, 3/01/26		1,600	1,703,731
Federal National Mortgage Association
6.00%, 12/01/21		23	24,329
Series 2001
6.00%, 11/01/16-12/01/16		80	81,746
Series 2002
6.00%, 2/01/17		98	101,024
8.00%, 8/01/16		12	12,357

			2,910,136

Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
1.781%, 1/01/37 (b)		9	8,952

Total Mortgage Pass-Throughs (cost $8,421,623)			8,520,078

COVERED BONDS - 0.4%
DNB Boligkreditt AS 1.45%, 3/21/18 (a) (cost $1,861,998)		1,865	1,856,770

	Principal Amount (000)	U.S. $ Value
Total Investments - 99.2% (cost $412,161,786) (f)		$410,750,641
Other assets less liabilities - 0.8% (g)		3,153,145

Net Assets - 100.0%		$413,903,786

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	493	March 2015	$107,707,794	$107,766,719	$58,925
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	188	March 2015	9,694,781	9,763,359	(68,578)
U.S. T-Note 10 Yr (CBT) Futures	77	March 2015	22,292,688	22,358,782	(66,094)

					$(75,747)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	NZD	4,668	USD	3,588	2/13/15	$(39,941)
State Street Bank & Trust Co.	CAD	874	USD	769	1/14/15	17,393
State Street Bank & Trust Co.	USD	270	CAD	309	1/14/15	(4,342)

						$(26,890)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $53,727,764 or 13.0% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	IO - Interest Only
(f)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $544,170 and gross unrealized depreciation of investments was $(1,955,315), resulting in net unrealized depreciation of $(1,411,145).
(g)	An amount of U.S. $75,549 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Currency Abbreviations:

CAD	-	Canadian Dollar
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
GSE	-	Government-Sponsored Enterprise
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$177,229,884		$	– 0	–	$177,229,884
Asset-Backed Securities		– 0	–	60,460,380			10,628,486^		71,088,866
Commercial Mortgage-Backed Securities		– 0	–	55,767,783			538,841		56,306,624
Corporates - Investment Grade		– 0	–	52,242,363			– 0	–	52,242,363
Collateralized Mortgage Obligations		– 0	–	23,780,334			7,811,489		31,591,823
Inflation-Linked Securities		– 0	–	11,914,233			– 0	–	11,914,233
Mortgage Pass-Throughs		– 0	–	8,520,078			– 0	–	8,520,078
Covered Bonds		– 0	–	1,856,770			– 0	–	1,856,770

Total Investments in Securities		– 0	–	391,771,825			18,978,816		410,750,641
Other Financial Instruments* :
Assets:
Futures		58,925		– 0	–		– 0	–	58,925
Forward Currency Exchange Contracts		– 0	–	17,393			– 0	–	17,393
Liabilities:
Futures		(134,672)		– 0	–		– 0	–	(134,672)
Forward Currency Exchange Contracts		– 0	–	(44,283)			– 0	–	(44,283)

Total+		$(75,747)		$391,744,935			$18,978,816		$410,648,004

^	The Portfolio held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$10,033,010		$535,951		$2,741,190
Accrued discounts/(premiums)	701		– 0	–	338
Realized gain (loss)	(23,828)		– 0	–	243
Change in unrealized appreciation/depreciation	16,084		2,890		(53,461)
Purchases	1,013,916		– 0	–	5,248,003
Sales	(411,397)		– 0	–	(124,824)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/3/14	$10,628,486		$538,841		$7,811,489

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$16,084		$(53,461)		$2,890

	Total
Balance as of 9/30/14	$13,310,151
Accrued discounts/(premiums)	1,039
Realized gain (loss)	(23,585)
Change in unrealized appreciation/depreciation	(34,487)
Purchases	6,261,919
Sales	(536,221)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/14	$18,978,816

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(34,487)

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio Level 3 investments at December 31, 2014. Securities priced by third party vendors or at cost, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 56.5%
United States - 56.5%
U.S. Treasury Notes
0.125%, 4/30/15	$3,374	$3,374,789
0.25%, 2/28/15-5/31/15	5,070	5,071,473
0.375%, 4/30/16-5/31/16	5,373	5,370,765
0.50%, 6/15/16-11/30/16	4,151	4,148,448
0.625%, 8/15/16-4/30/18	2,904	2,894,209
0.75%, 2/28/18	1,610	1,587,862

Total Governments - Treasuries (cost $22,467,874)		22,447,546

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.6%
Agency Floating Rate - 17.7%
Federal Home Loan Mortgage Corp.
Series 3349, Class FE
0.651%, 7/15/37 (a)	430	433,492
Series 4248, Class QF
0.661%, 6/15/39 (a)	336	339,311
Series 4286, Class VF
0.611%, 12/15/43 (a)	214	214,733
Series 4350, Class KF
0.507%, 1/15/39 (a)	451	452,529
Federal National Mortgage Association
Series 2005-71, Class FE
0.52%, 8/25/35 (a)	646	649,958
Series 2006-39, Class DF
0.57%, 5/25/36 (a)	397	398,933
Series 2006-42, Class PF
0.58%, 6/25/36 (a)	415	417,984
Series 2010-113, Class FA
0.57%, 10/25/40 (a)	299	300,418
Series 2013-121, Class FA
0.57%, 12/25/43 (a)	183	183,883
Series 2013-57, Class FN
0.52%, 6/25/43 (a)	211	211,563
Series 2014-49, Class AF
0.476%, 8/25/44 (a)	331	332,878
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.36%, 3/25/36 (a)	92	90,327
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.607%, 10/07/20 (a)	2,158	2,170,696
Series 2010-R3, Class 1A
0.717%, 12/08/20 (a)	810	817,244

		7,013,949

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate - 8.9%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	$635	$657,085
Series 4029, Class NE
2.50%, 3/15/41	429	433,399
Series 4054, Class HD
2.00%, 5/15/26	438	441,749
Series 4058, Class C
3.50%, 8/15/30	427	449,775
Series 4368, Class HG
3.00%, 2/15/32	421	433,661
Federal National Mortgage Association
Series 2011-98, Class AE
2.50%, 11/25/37	422	433,076
Series 2014-15, Class PA
3.50%, 4/25/44	417	437,038
Series 2014-54, Class LA
3.00%, 2/25/44	246	251,607

		3,537,390

Total Collateralized Mortgage Obligations (cost $10,513,463)		10,551,339

MORTGAGE PASS-THROUGHS - 7.3%
Agency Fixed Rate 15-Year - 3.9%
Federal Home Loan Mortgage Corp. Gold
3.50%, 2/01/29	429	456,119
5.00%, 7/01/25	558	606,917
6.50%, 3/01/26	334	355,724
Federal National Mortgage Association
5.50%, 9/01/19	75	79,532
Series 2000
7.50%, 3/01/15	0^	57
Series 2001
6.00%, 11/01/16	38	39,131
Series 2002
8.00%, 8/01/16	5	4,680

		1,542,160

Agency Fixed Rate 30-Year - 3.4%
Federal National Mortgage Association
5.00%, 5/01/39	618	696,959
Series 2010
5.00%, 2/01/40	395	445,044
Government National Mortgage Association
5.00%, 10/15/39	188	208,972

		1,350,975

Total Mortgage Pass-Throughs (cost $2,851,054)		2,893,135

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
Agency CMBS - 4.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K017, Class A1
1.891%, 12/25/20	159	160,237
Series K025, Class A1

	Principal Amount (000)	U.S. $ Value
1.875%, 4/25/22	$483	$481,121
Series K032, Class A1
3.016%, 2/25/23	253	263,640
Series K033, Class A1
2.871%, 2/25/23	255	263,895
Series K034, Class A1
2.669%, 2/25/23	218	223,133
Series K035, Class A1
2.615%, 3/25/23	248	253,527
Series K703, Class A1
1.873%, 1/25/18	88	89,469

Total Commercial Mortgage-Backed Securities (cost $1,715,282)		1,735,022

INFLATION-LINKED SECURITIES - 3.6%
United States - 3.6%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $1,486,099)	1,454	1,438,167

ASSET-BACKED SECURITIES - 0.3%
Autos - Floating Rate - 0.3%
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (a)(b)
(cost $111,000)	111	111,000

Total Investments - 98.7% (cost $39,144,772) (c)		39,176,209
Other assets less liabilities - 1.3% (d)		531,395

Net Assets - 100.0%		$39,707,604

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr
(CBT) Futures	69	March 2015	$15,074,344	$15,082,969	$8,625
Sold Contracts
U.S. T-Note 5 Yr
(CBT) Futures	9	March 2015	1,067,203	1,070,367	(3,164)
U.S. T-Note 10 Yr
(CBT) Futures	17	March 2015	2,141,966	2,155,547	(13,581)

					$(8,120)

^	Less than $500.

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of this security amounted to $111,000 or 0.3% of net assets.
(c)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $116,086 and gross unrealized depreciation of investments was $(84,649), resulting in net unrealized appreciation of $31,437.
(d)	An amount of U.S. $20,811 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Glossary:

CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$22,447,546		$	– 0	–	$22,447,546
Collateralized Mortgage Obligations		– 0	–	10,551,339			– 0	–	10,551,339
Mortgage Pass - Throughs		– 0	–	2,893,135			– 0	–	2,893,135
Commercial Mortgage-Backed Securities		– 0	–	1,735,022			– 0	–	1,735,022
Inflation - Linked Securities		– 0	–	1,438,167			– 0	–	1,438,167
Asset-Backed Securities		– 0	–	111,000			– 0	–	111,000

Total Investments in Securities		– 0	–	39,176,209			– 0	–	39,176,209
Other Financial Instruments* :
Assets:
Futures		8,625		– 0	–		– 0	–	8,625
Liabilities:
Futures		(16,745)		– 0	–		– 0	–	(16,745)

Total^		$ (8,120)		$39,176,209		$	– 0	–	$39,168,089

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.0%
Long-Term Municipal Bonds - 90.0%
California - 78.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
4.00%, 4/01/16	$1,080	$1,123,783
Bay Area Toll Authority
Series 2007F
5.00%, 4/01/17 (Pre-refunded/ETM)	1,305	1,432,029
City & County of San Francisco CA
Series 2013A
5.00%, 6/15/15	2,475	2,528,213
City of Los Angeles CA Wastewater System Revenue
Series 2013B
4.00%, 6/01/16	3,160	3,319,422
City of Riverside CA Electric Revenue
Series 2013A
4.00%, 10/01/16	2,285	2,423,471
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2012B
4.00%, 3/01/16	1,620	1,689,692
East Bay Municipal Utility District Water System Revenue
Series 2013A
5.00%, 6/01/16	2,000	2,129,140
Los Angeles County Sanitation Districts Financing Authority
Series 2013A
5.00%, 10/01/16	1,525	1,644,850
Los Angeles Unified School District/CA
Series 2014A
5.00%, 7/01/17	1,315	1,456,875
NATL Series 2002
5.75%, 7/01/16	725	782,304
Metropolitan Water District of Southern California
Series 2012E-2
3.00%, 7/01/35	1,000	1,013,250
Sacramento City Unified School District/CA
Series 2013A
4.00%, 8/01/15	1,040	1,061,996
Sacramento Municipal Utility District
Series 2013C
5.00%, 8/15/16	2,300	2,467,900
San Francisco Bay Area Rapid Transit District
Series 2012A
3.00%, 7/01/15	1,000	1,013,890
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2012A
5.00%, 7/01/16	2,255	2,407,145
State of California
Series 2013B
5.00%, 9/01/15	1,815	1,872,645

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources PWR
Series 2010M
5.00%, 5/01/15	1,430	1,452,279
University of California
NATL Series 2005E
5.00%, 5/15/15	1,000	1,017,440

		30,836,324

Florida - 0.3%
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (a)(b)	105	37,800
Lake Ashton II Community Development District
Series 2006B
5.00%, 11/01/11 (a)(b)	190	62,700

		100,500

Illinois - 1.4%
State of Illinois
Series 2012
5.00%, 8/01/15	510	522,827
Town of Cortland IL Special Service Areas
Series 2007
5.125%, 3/01/14 (a)(b)	110	5,500

		528,327

Louisiana - 0.2%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (a)(b)(c)	200	0
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (a)(b)	200	50,000
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(b)	130	26,000

		76,000

New Jersey - 5.2%
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	820	868,774
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	1,080	1,182,027

		2,050,801

New York - 1.3%
County of Nassau NY
Series 2014A
2.00%, 2/02/15	500	500,690

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 2.7%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/15	1,015	1,037,411

Total Municipal Obligations (cost $35,711,313)		35,130,053

CORPORATES - INVESTMENT GRADE - 5.8%
Financial Institutions - 5.8%
Banking - 5.8%
Bank of America Corp.
1.50%, 10/09/15	860	863,527
Capital One Bank USA NA
1.20%, 2/13/17	500	495,664
JPMorgan Chase & Co.
1.35%, 2/15/17	440	439,990
Morgan Stanley
Series G
5.45%, 1/09/17	445	477,803

Total Corporates - Investment Grade (cost $2,283,901)		2,276,984

SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Time Deposit
0.01%, 1/02/15 (cost $1,098,444)	1,098	1,098,444

Total Investments - 98.6% (cost $39,093,658) (d)		38,505,481
Other assets less liabilities - 1.4%		557,840

Net Assets - 100.0%		$39,063,321

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $111,540 and gross unrealized depreciation of investments was $(699,717), resulting in net unrealized depreciation of $(588,177).

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.18% and 0.0%, respectively.

Glossary:

ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$34,948,053		$182,000	^	$35,130,053
Corporates - Investment Grade		– 0	–	2,276,984		– 0	–	2,276,984
Short-Term Investments		– 0	–	1,098,444		– 0	–	1,098,444

Total Investments in Securities		– 0	–	38,323,481		182,000		38,505,481
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$38,323,481		$182,000		$38,505,481

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$200,994		$200,994
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	22,077		22,077

Purchases	– 0	–	– 0	–
Sales	(41,071)		(41,071)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$182,000		$182,000

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$22,077		$22,077

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 91.4%
Long-Term Municipal Bonds - 91.4%
New York - 85.5%
City of New York NY
Series 2012A
5.00%, 8/01/16	$2,855	$3,054,650
Series 2013E
5.00%, 8/01/17	1,175	1,298,986
County of Nassau NY
Series 2014A
2.00%, 3/16/15	2,865	2,874,684
County of Onondaga NY
Series 2013
5.00%, 5/01/16	3,605	3,825,446
County of Westchester NY
Series 2013B
5.00%, 7/01/16	2,610	2,787,715
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/16	1,000	1,085,310
Long Island Power Authority
NATL Series 2006D
2.837%, 9/01/15 (a)	2,050	2,076,425
Metropolitan Transportation Authority
Series 2012D
4.00%, 11/15/15	1,400	1,445,108
Series 2012H
5.00%, 11/15/17	1,350	1,506,236
AGM Series 2002B-1
0.339%, 11/01/22 (b)	2,575	2,481,082
Metropolitan Transportation Authority (Metropolitan Transportation Authority Service Contract)
Series 2002A
5.75%, 1/01/17	3,600	3,958,704
Monroe County Industrial Development Agency (Rochester Schools Modernization State Lease)
Series 2012A
5.00%, 5/01/15	1,500	1,523,025
Nassau County Interim Finance Authority
Series 2012A
5.00%, 11/15/16	4,600	4,982,398
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
3.00%, 7/01/15-7/01/16	1,385	1,410,989
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,000	1,039,360
5.00%, 11/01/15	845	878,479
Series 2012E
5.00%, 2/01/17 (Pre-refunded/ETM)	1,830	1,994,956
New York Local Government Assistance Corp.
Series 2009A
5.00%, 4/01/17	1,000	1,095,930

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	$3,700	$4,045,395
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.464%, 4/01/34 (b)	2,325	2,188,385
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,000	1,183,380
New York State Thruway Authority
Series 2012II
5.00%, 1/01/16	1,080	1,130,766
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2008B
5.25%, 4/01/18	2,710	3,069,319
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 3/15/18	2,000	2,250,660
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/17	3,610	3,946,993
Port Authority of New York & New Jersey
Series 2013180
4.00%, 6/01/16	1,580	1,656,741
Sales Tax Asset Receivable Corp.
Series 2014A
3.00%, 10/15/16	2,470	2,583,027
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	565	561,265
Tobacco Settlement Financing Corp/NY (Tobacco Settlement Financing Corp/NY State Lease)
Series 2013B
5.00%, 6/01/20	3,950	4,182,655
Town of Hempstead NY
Series 2012
4.00%, 8/15/15	1,315	1,345,850
Triborough Bridge & Tunnel Authority
Series 2012A
5.00%, 11/15/16	1,000	1,082,930
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/18	2,170	2,312,048

		70,858,897

	Principal Amount (000)	U.S. $ Value
Colorado - 1.7%
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/15	$1,355	$1,410,731

Florida - 0.4%
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (c)(d)	135	48,600
New River Community Development District
Series 2006B
5.00%, 5/01/13 (c)(e)	65	1
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(e)	45	22,500
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,253
Series 2010A-2
6.125%, 5/01/35 (c)	50	50,093
Series 2010B
5.125%, 5/01/17 (c)	70	70,215
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	135	135,336

		346,998

Illinois - 1.3%
State of Illinois
Series 2012
5.00%, 8/01/15	1,000	1,025,150
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (c)(d)	153	7,650

		1,032,800

Louisiana - 0.1%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/21 (c)(d)(f)	270	0
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (c)(d)	255	63,750
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (c)(d)	115	23,000
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (c)(d)	120	21,600

		108,350

	Principal Amount (000)	U.S. $ Value
New Jersey - 2.4%
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	$1,800	$1,970,046

Total Municipal Obligations (cost $76,433,037)		75,727,822

CORPORATES - INVESTMENT GRADE - 3.6%
Financial Institutions - 2.0%
Banking - 1.1%
Bank of America Corp.
4.50%, 4/01/15	420	423,946
Generic Municipal Bond
5.375%, 10/15/15	455	470,625

		894,571

Finance - 0.9%
General Electric Capital Corp.
2.15%, 1/09/15	803	803,131

Industrial - 1.6%
Technology - 1.6%
International Business Machines Corp.
0.55%, 2/06/15	805	805,168
Cisco Systems, Inc.
1.10%, 3/03/17	503	503,213

		1,308,381

Total Corporates - Investment Grade (cost $3,002,480)		3,006,083

SHORT-TERM INVESTMENTS - 3.1%
Time Deposit - 3.1%
State Street Time Deposit
0.01%, 1/02/15 (cost $2,580,091)	2,580	2,580,091

Total Investments - 98.1% (cost $82,015,608) (g)		81,313,996
Other assets less liabilities - 1.9%		1,551,587

Net Assets - 100.0%		$82,865,583

(a)	Variable rate coupon, rate shown as of December 31, 2014.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2014 and the aggregate market value of these securities amounted to $4,669,467 or 5.64% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $350,738 and gross unrealized depreciation of investments was $(1,052,350), resulting in net unrealized depreciation of $(701,612).

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$73,968,910		$1,758,912	^	$75,727,822
Corporates - Investment Grades		– 0	–	3,006,083		– 0	–	3,006,083
Short-Term Investments		– 0	–	2,580,091		– 0	–	2,580,091

Total Investments in Securities		– 0	–	79,555,084		1,758,912		81,313,996
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$79,555,084		$1,758,912		$81,313,996

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$827,562		$827,562
Accrued discounts/(premiums)	(7,219)		(7,219)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	31,788		31,788

Purchases	969,587		969,587
Sales	(62,806)		(62,806)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$1,758,912		$1,758,912

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$31,788		$31,788

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2014. Securities priced by third party vendors or at cost, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/14			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.8%
Long-Term Municipal Bonds - 93.8%
Alabama - 2.2%
Alabama Public School & College Authority
Series 2013A
5.00%, 6/01/16	$4,180	$4,440,748
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/16	750	792,540

		5,233,288

Arizona - 2.3%
City of Phoenix Civic Improvement Corp.
Series 2009A
5.00%, 7/01/17	2,300	2,537,912
Salt River Project Agricultural Improvement & Power District
Series 2009B
4.00%, 1/01/16	2,890	2,994,907

		5,532,819

Arkansas - 0.6%
City of Little Rock AR
Series 2013
1.25%, 4/01/33	1,515	1,514,727

Colorado - 0.0%
Todd Creek Village Metropolitan District No 1
Series 2004
4.75%, 12/01/09 (a)(b)	85	42,383

Connecticut - 1.8%
State of Connecticut
Series 2014C
5.00%, 6/15/17	3,970	4,375,416

Florida - 8.0%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	3,500	3,764,635
Series 2010A-1
5.00%, 6/01/16	4,695	4,983,789
Dupree Lakes Community Development District
Series 2010
6.83%, 11/01/15	5	5,023
Florida State Board of Education (State of Florida)
Series 2013C
5.00%, 6/01/16	2,665	2,837,079
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (a)(b)	150	54,000
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
3.00%, 11/15/15	815	832,710

	Principal Amount (000)	U.S. $ Value
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)	$55	$27,500
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,379
Series 2010A-2
6.125%, 5/01/35 (a)	60	60,112
Series 2010B
5.125%, 5/01/17 (a)	75	75,230
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	110	110,274
State of Florida Lottery Revenue
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,602,939

		19,383,670

Georgia - 5.6%
Municipal Electric Authority of Georgia
Series 2012B
5.00%, 1/01/18	2,450	2,736,062
State of Georgia
Series 2012A
5.00%, 7/01/16	10,000	10,682,400

		13,418,462

Hawaii - 0.9%
State of Hawaii
Series 2013E
5.00%, 8/01/15	2,040	2,096,284

Illinois - 7.1%
State of Illinois
Series 2012
5.00%, 8/01/15	2,730	2,798,659
State of Illinois (State of Illinois Sales Tax)
Series 2013
4.00%, 6/15/16	3,010	3,160,681
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/15	11,045	11,280,921
Town of Cortland IL Special Service Areas
Series 2007
5.125%, 3/01/14 (a)(b)	182	9,100

		17,249,361

Louisiana - 0.1%
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (a)(b)	515	128,750
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (a)(b)	670	120,600

		249,350

	Principal Amount (000)	U.S. $ Value
Maryland - 1.1%
County of Anne Arundel MD
Series 2013
5.00%, 4/01/16	$2,645	$2,798,251

Massachusetts - 8.2%
Commonwealth of Massachusetts
Series 20145
4.00%, 6/01/17	3,405	3,670,556
Massachusetts Clean Water Trust (The)
Series 2014
5.00%, 8/01/17	12,035	13,330,929
Massachusetts School Building Authority
Series 2012B
5.00%, 8/15/17	2,400	2,661,648

		19,663,133

Michigan - 3.1%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
0.757%, 7/01/32 (d)	1,530	1,290,203
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/16	3,260	3,438,942
Rochester Community School District
Series 2015
5.00%, 5/01/16 (e)	2,585	2,713,836

		7,442,981

Minnesota - 4.2%
Elk River Independent School District No 728
Series 2012A
5.00%, 2/01/17	4,460	4,851,365
State of Minnesota (State of Minnesota Lease)
Series 2012B
4.00%, 3/01/16	5,000	5,213,900

		10,065,265

Missouri - 2.2%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	5,040	5,404,039

Nevada - 2.3%
State of Nevada (State of Nevada Unemployment)
Series 2013
5.00%, 6/01/16	5,285	5,623,187

	Principal Amount (000)	U.S. $ Value
New Jersey - 3.4%
Morris-Union Jointure Commission COP
AGM Series 2013
4.00%, 8/01/15	$750	$761,880
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20	1,910	2,173,160
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	1,625	1,721,655
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	2,100	2,298,387
Rutgers The State University of New Jersey
Series 2013J
3.00%, 5/01/15	1,150	1,160,419

		8,115,501

New Mexico - 5.1%
State of New Mexico Severance Tax Permanent Fund
Series 2013A
5.00%, 7/01/16	11,440	12,218,950

New York - 8.1%
City of New York NY
Series 2012F
5.00%, 8/01/15	1,835	1,885,958
Series 2013J
5.00%, 8/01/16	2,400	2,567,832
Metropolitan Transportation Authority
Series 2012D
4.00%, 11/15/15	8,525	8,799,676
AGM Series 2002B-1
0.339%, 11/01/22 (f)	6,575	6,335,190

		19,588,656

Ohio - 2.7%
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/16 (e)	5,000	5,387,550
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant)
Series 20121
5.00%, 12/15/17	1,000	1,118,140

		6,505,690

Oregon - 2.7%
Multnomah County School District No 1 Portland/OR
Series 2013A
5.00%, 6/15/15	2,000	2,042,800
Portland Community College District
Series 2013
5.00%, 6/15/16	4,105	4,377,408

		6,420,208

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 0.5%
Delaware River Port Authority
Series 2012
4.00%, 1/01/15	$1,140	$1,140,000
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)	65	44,871

		1,184,871

South Carolina - 2.8%
State of South Carolina
Series 2011
5.00%, 3/01/17	6,135	6,710,095

Texas - 10.4%
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	11,040	11,566,056
Tarrant Regional Water District
Series 2012A
5.00%, 3/01/17	6,115	6,681,310
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
3.50%, 1/01/19	4,975	4,982,512
Texas Transportation Commission State Highway Fund
Series 2014A
4.75%, 4/01/17	1,625	1,771,884

		25,001,762

Virginia - 4.0%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	1,385	1,518,195
Dullles Town Center Community Development Authority
Series 2012
3.00%, 3/01/15	1,100	1,101,771
Greater Richmond Convention Center Authority
Series 2015
5.00%, 6/15/16 (e)	2,000	2,101,800
Virginia Commonwealth Transportation Board
Series 2012
5.00%, 5/15/15	1,745	1,775,503
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant)
Series 2013
5.00%, 9/15/15	3,000	3,096,270

		9,593,539

Wisconsin - 4.4%
State of Wisconsin
Series 20141
5.00%, 5/01/16	10,000	10,604,700

Total Municipal Obligations (cost $226,897,755)		226,036,588

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 6.0%
Financial Institutions - 4.4%
Banking - 3.4%
Bank of America Corp.
4.50%, 4/01/15	$1,680	$1,695,785
Capital One Bank USA NA
1.20%, 2/13/17	1,850	1,833,959
Citigroup, Inc.
4.587%, 12/15/15	750	774,989
Generic Municipal Bond
5.375%, 10/15/15	1,300	1,344,642
JPMorgan Chase & Co.
3.15%, 7/05/16	2,453	2,521,529

		8,170,904

Finance - 1.0%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,370,389

Industrial - 1.6%
Technology - 1.6%
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,350,491
Cisco Systems, Inc.
1.10%, 3/03/17	1,476	1,476,624

		3,827,115

Total Corporates - Investment Grade (cost $14,388,086)		14,368,408

SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit
0.01%, 1/02/15 (cost $4,562,863)	4,563	4,562,863

Total Investments - 101.7% (cost $245,848,704) (g)		244,967,859
Other assets less liabilities - (1.7)%		(4,150,080)

Net Assets - 100.0%		$240,817,779

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(e)	When-Issued or delayed delivery security.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2014 and the aggregate market value of this security amounted to $6,335,190 or 2.63% of net assets.

(g)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $833,564 and gross unrealized depreciation of investments was $(1,714,409), resulting in net unrealized depreciation of $(880,845).

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$224,226,595		$1,809,993		$226,036,588
Corporates - Investment Grade		– 0	–	14,368,408		– 0	–	14,368,408
Short-Term Investments		– 0	–	4,562,863		– 0	–	4,562,863

Total Investments in Securities		– 0	–	243,157,866		1,809,993		244,967,859
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$243,157,866		$1,809,993		$244,967,859

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+ There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/14	$1,841,093	$1,841,093
Accrued discounts/(premiums)	(1,025)	(1,025)
Realized gain (loss)	522	522
Change in unrealized appreciation/depreciation	(15,597)	(15,597)

Purchases	– 0	–	– 0	–
Sales	(15,000)		(15,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$1,809,993		$1,809,993

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(15,597)		$(15,597)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.9%
Long-Term Municipal Bonds - 96.9%
California - 85.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,331,700
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,758,659
Bay Area Toll Authority
Series 2006F
5.00%, 4/01/16	3,630	3,837,527
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,556,232
Series 2007F
5.00%, 4/01/16	3,570	3,775,025
Series 2009F-1
5.00%, 4/01/19 (Pre-refunded/ETM)	14,975	17,385,526
Series 2012
5.00%, 4/01/24-4/01/25	13,845	16,495,481
Series 2014A
1.00%, 4/01/47	15,455	15,516,202
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,682,568
California Econ Recovery
Series 2009A
5.00%, 7/01/18	10,620	12,111,048
5.00%, 7/01/19 (Pre-refunded/ETM)	22,500	26,255,475
California Infrastructure & Economic Development Bank (Broad Collection/The)
Series 2011A
5.00%, 6/01/21	20,650	24,934,255
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27 (a)	4,000	4,417,080
California Special Districts Association Finance Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	185	191,664
California State Public Works Board
Series 2009E
5.00%, 4/01/19 (Pre-refunded/ETM)	10,825	12,591,857
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	1,545	1,885,858
NATL Series 2007B
5.00%, 6/01/15 (Pre-refunded/ETM)	3,030	3,089,782
NATL Series 2007C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,575	1,695,582
California State Public Works Board (California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	13,211,662
Series 2014B
5.00%, 10/01/29	4,445	5,252,345

	Principal Amount (000)	U.S. $ Value
AMBAC Series 1993A
5.00%, 12/01/19	2,340	2,598,125
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,727,521
Series 2011A
5.25%, 11/01/26	5,500	6,526,080
Series 2012A
5.00%, 11/01/26	10,930	13,022,002
Series 2014A
5.00%, 11/01/28	16,650	20,302,510
California Statewide Communities Development Authority (Kaiser Credit Group)
Series 2012C
5.00%, 11/01/29	2,630	2,885,873
Series 2012E-1
5.00%, 4/01/44	1,000	1,097,290
Chaffey Community College District
NATL Series 2005B
5.00%, 6/01/15 (Pre-refunded/ETM)	1,440	1,468,109
City & County of San Francisco CA
Series 2013A
5.00%, 6/15/15	2,385	2,436,278
City of Industry CA
Series 2009
5.00%, 7/01/17	3,655	4,016,882
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,790,374
Series 2010B
5.00%, 5/15/21	6,500	7,692,750
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,364,922
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2008A
5.50%, 5/15/15-5/15/17	13,595	14,705,919
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	18,674,114
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	30,556,240
Series 2010D
5.00%, 5/15/23	5,000	5,926,000
City of Riverside CA Electric Revenue
Series 2013A
5.00%, 10/01/15	2,425	2,510,578
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,795,760
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28	2,000	2,305,120
Series 2011A
5.00%, 11/01/25	11,320	13,586,377

	Principal Amount (000)	U.S. $ Value
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	3,600	4,194,324
Contra Costa Water District
Series 2012Q
5.00%, 10/01/20	5,315	6,327,242
Series 2013R
5.00%, 10/01/16	1,570	1,693,386
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21 (b)	3,000	3,494,700
NATL Series 2005
5.00%, 8/01/20	2,020	2,075,732
County of San Diego CA COP
AMBAC Series 2005
5.00%, 2/01/15 (Pre-refunded/ETM)	2,000	2,006,780
Fremont Unified School District/Alameda County CA
Series 2014A
4.00%, 8/01/16	1,225	1,293,331
Grossmont-Cuyamaca Community College District
AGC Series 2008
5.25%, 8/01/17	1,150	1,281,756
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,635,834
Long Beach Unified School District
Series 2009A
5.00%, 8/01/15-8/01/18	17,695	19,427,120
Series 2010A
5.00%, 8/01/25	1,000	1,165,960
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25 (b)	5,000	6,192,350
Los Angeles County Metropolitan Transportation Authority
Series 2010A
5.00%, 7/01/21	2,000	2,330,620
Series 2014
5.00%, 7/01/23	2,220	2,747,206
Los Angeles County Sanitation Districts Financing Authority
Series 2013A
5.00%, 10/01/15	10,770	11,145,981
Los Angeles Department of Water & Power PWR
Series 2008A-2
4.00%, 7/01/16	10,050	10,579,333
Series 2012C
4.00%, 1/01/16	1,000	1,028,160
5.00%, 1/01/16	8,150	8,439,406
Series 2013A
5.00%, 7/01/21	1,505	1,822,149
Series 2014B
5.00%, 7/01/27	2,190	2,639,936
Series 2014C
5.00%, 7/01/26	11,725	14,364,415

	Principal Amount (000)	U.S. $ Value
Los Angeles Department of Water & Power WTR
Series 2012C
5.00%, 7/01/23	1,540	1,860,921
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	12,629,338
FGIC Series 2005A-1
5.00%, 7/01/20-7/01/22	13,485	13,798,784
NATL Series 2005A-2
5.00%, 7/01/20	11,000	11,259,160
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,761,594
Metropolitan Water District of Southern California
Series 1993
5.75%, 8/10/18	7,600	8,372,236
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	710	892,335
5.75%, 7/01/21	1,775	2,131,651
Series 2014A
5.00%, 3/01/17-3/01/20	11,585	13,278,573
Natomas Unified School District
Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,940,745
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,685,196
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,628,372
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,187,913
Pittsburg Successor Agency Redevelopment Agency
Series 1983
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,123,250
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	3,003,850
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	3,071,384
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,707,837
NATL Series 2007C
5.00%, 11/01/18	1,900	2,115,232
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	2,000	2,217,660
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,684,179
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,460,302
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,419,311

	Principal Amount (000)	U.S. $ Value
Series 2013C
5.00%, 8/15/16	5,155	5,531,315
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24	1,000	1,129,870
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19-5/01/24	7,655	8,660,633
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/18-5/15/21	35,520	40,902,792
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/15-5/01/16	26,210	27,127,238
Series 2011
5.25%, 5/01/18	4,655	5,274,767
Series 2011C
5.00%, 5/01/21	3,900	4,583,631
Series 2011S
5.00%, 5/01/25	3,000	3,520,020
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,422,835
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,419,505
Santa Fe Springs Community Development Commission
NATL Series 2002
5.375%, 9/01/17	560	560,605
Santa Rosa City Schools
Series 2013
4.00%, 8/01/16	1,740	1,833,386
5.00%, 8/01/17	4,255	4,708,583
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,443,260
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	14,291,454
Series 2014A
5.00%, 7/01/30	1,000	1,196,890
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25 (b)	14,850	17,569,330
State of California
Series 2013
4.00%, 12/01/26	21,565	22,678,401
5.00%, 10/01/20-9/01/28	29,390	34,848,869
Series 2014
5.00%, 12/01/22-5/01/29	18,665	22,464,077

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources WTR
Series 2014A
5.00%, 12/01/27	3,720	4,627,271
State of California Department of Water Resources PWR
Series 2008H
5.00%, 5/01/17	1,455	1,600,456
Series 2008K
5.00%, 5/01/18	23,145	26,265,640
Series 2010L
5.00%, 5/01/15-5/01/20	14,690	16,848,597
State of California Department of Water Resources PWR
Series 2010L
5.00%, 5/01/17	8,075	8,882,258
AGM Series 2008H
5.00%, 5/01/17	21,050	23,154,368
State of California Department of Water Resources WTR
Series 2014A
5.00%, 12/01/27	5,690	7,014,746
Sweetwater Union High School District
Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,427,118
University of California
Series 2009Q
5.25%, 5/15/22	3,510	3,932,393
Series 2010U
5.00%, 5/15/24	4,215	4,966,998
Series 2012G
5.00%, 5/15/25	10,000	11,914,800
Series 2014A
5.00%, 5/15/28	1,000	1,217,680
AGM Series 2007J
5.00%, 5/15/15 (Pre-refunded/ETM)	395	405,851
5.00%, 5/15/16	5,935	6,098,687
Vacaville Unified School District
Series 2015C
5.00%, 8/01/20-8/01/22 (b)	2,390	2,757,921
West Contra Costa Unified School District
Series 2013A
4.00%, 8/01/15	4,535	4,633,546
Series 2013B
4.00%, 8/01/15	4,000	4,086,920

		972,082,607

Colorado - 0.3%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	2,048,636

	Principal Amount (000)	U.S. $ Value
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,877,493

		3,926,129

Florida - 3.1%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	13,160	14,155,028
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,256,030
Dupree Lakes Community Development District
Series 2010
6.83%, 11/01/15	10	10,046
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	4,000	4,093,840
5.00%, 7/01/16 (Pre-refunded/ETM)	13,080	13,966,562
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,509,082
New River Community Development District
Series 2006B
5.00%, 5/01/13 (c)(d)	405	4
Sterling Hill Community Development District
Series 2003B
5.50%, 11/01/10 (c)(e)(f)	155	65,890

		35,056,482

Guam - 0.1%
Guam Government Waterworks Authority
Series 2005
5.50%, 7/01/16 (Pre-refunded/ETM)	995	1,020,164

Illinois - 2.1%
State of Illinois
Series 2012
5.00%, 8/01/18-8/01/23	12,445	13,914,511
Series 2014
5.00%, 5/01/28	4,735	5,212,335
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26	4,450	4,088,794

		23,215,640

Louisiana - 0.0%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (c)(e)(f)	3,200	0

New Jersey - 2.6%
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 12/15/19-6/15/20	25,930	29,478,501

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 2009B
5.00%, 1/01/16	2,375	2,480,711

Ohio - 0.0%
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (c)(f)	310	124,000

Puerto Rico - 1.0%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/19	5,470	5,726,105
Government Development Bank for Puerto Rico
NATL Series 1985
4.75%, 12/01/15	5,555	5,639,603

		11,365,708

Texas - 1.2%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	11,803,453
Dallas/Fort Worth International Airport
Series 2009A
5.00%, 11/01/21	1,180	1,271,568

		13,075,021

Washington - 0.4%
Tobacco Settlement Authority of Washington
Series 2013
5.00%, 6/01/15	1,000	1,018,490
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014B-3
5.125%, 1/01/20 (a)	2,925	2,928,949

		3,947,439

Total Municipal Obligations (cost $1,043,831,628)		1,095,772,402

CORPORATES - INVESTMENT GRADE - 3.5%
Financial Institutions - 3.1%
Banking - 3.1%
American Express Credit Corp.
1.75%, 6/12/15	5,914	5,946,515
Bank of America NA
1.125%, 11/14/16	10,000	9,963,940
Capital One Financial Corp.
2.15%, 3/23/15	2,000	2,005,952
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,363,915
3.15%, 7/05/16	5,410	5,561,139
Morgan Stanley
1.75%, 2/25/16	5,788	5,819,394

	Principal Amount (000)	U.S. $ Value
Industrial - 0.4%
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,475	2,517,587

Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.691%, 6/15/16 (g)	1,765	1,765,420

		4,283,007

Total Corporates - Investment Grade (cost $39,896,447)		39,943,862

SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit
0.01%, 1/02/15 (cost $14,331,161)	14,331	14,331,161

Total Investments - 101.7% (cost $1,098,059,236) (h)		1,150,047,425
Other assets less liabilities - (1.7)%		(19,035,909)

Net Assets - 100.0%		$1,131,011,516

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $7,346,029 or 0.6% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Security is in default and is non-income producing.
(g)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(h)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,733,229 and gross unrealized depreciation of investments was $(4,745,040), resulting in net unrealized appreciation of $51,988,189.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.1% and 8.9%, respectively

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,088,554,719		$7,217,683	^	$1,095,772,402
Corporates - Investment Grade		– 0	–	39,943,862		– 0	–	39,943,862
Short-Term Investments		– 0	–	14,331,161		– 0	–	14,331,161

Total Investments in Securities		– 0	–	1,142,829,742		7,217,683		1,150,047,425
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,142,829,742		$7,217,683		$1,150,047,425

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.
^	The Portfolio held securities with zero market value at period end.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$7,114,861		$7,114,861
Accrued discounts/(premiums)	6,225		6,225
Realized gain (loss)	2,432		2,432
Change in unrealized appreciation/depreciation	110,597		110,597
Purchases	– 0	–	– 0	–

Sales	(16,432)		(16,432)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$7,217,683		$7,217,683

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$110,597		$110,597

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.1%
Long-Term Municipal Bonds - 97.1%
New York - 80.6%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,511,505
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	5,298,385
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,599,338
City of New York NY
Series 2004G
5.25%, 8/01/15	5	5,018
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	2,895	2,916,394
5.00%, 3/01/16	1,665	1,677,204
Series 2007A-1
5.00%, 8/01/18	4,570	5,042,355
Series 2007C
5.00%, 1/01/16	4,410	4,617,535
Series 2007E
5.00%, 8/01/16	5,500	5,884,615
Series 2008A-1
5.00%, 8/15/16	4,400	4,715,260
Series 2008B-1
5.25%, 9/01/16	10,000	10,773,900
Series 2011A
5.00%, 8/01/26	14,275	16,812,381
Series 2011D-1
5.00%, 10/01/24	2,860	3,398,109
Series 2011E-3
5.00%, 8/01/23	6,855	8,110,425
Series 2012I
5.00%, 8/01/16	12,545	13,422,272
Series 2013B
5.00%, 8/01/20	10,000	11,746,400
Series 2013D
5.00%, 8/01/19	7,165	8,282,167
Series 2013F
5.00%, 3/01/17	2,675	2,917,302
Series 2013I
5.00%, 8/01/20	18,775	22,053,866
City of Yonkers NY
Series 2011A
5.00%, 10/01/15-10/01/17	5,880	6,278,650
County of Albany NY
Series 2012B
5.00%, 11/01/15	1,085	1,127,619
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,893,643
Series 2012A
5.00%, 4/01/15	5,680	5,743,900
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,837,358
Series 2014A
5.00%, 4/01/25	10,190	12,066,692

	Principal Amount (000)	U.S. $ Value
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	7,061,415
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,843,072
AGM Series 2008A
5.00%, 5/01/16	1,280	1,357,222
Housing Development Corp/NY
Series 2013A
5.00%, 7/01/25	2,000	2,361,740
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
4.75%, 1/01/20	1,450	1,451,900
5.25%, 1/01/24	1,250	1,254,425
Long Island Power Authority
Series 2010-10-A
5.00%, 5/01/15 (Pre-refunded/ETM)	6,450	6,550,684
NATL Series 2006F
5.00%, 5/01/15 (Pre-refunded/ETM)	1,780	1,807,786
5.00%, 5/01/15-5/01/16	22,910	23,708,807
Metropolitan Transportation Authority
Series 2006B
5.00%, 11/15/16-11/15/17	6,645	7,177,404
Series 2010D
5.25%, 11/15/24	10,755	12,691,008
Series 2010G
5.00%, 11/15/21	9,305	10,885,640
5.25%, 11/15/22-11/15/26	33,880	39,981,118
Series 2011C
5.00%, 11/15/24	2,890	3,392,398
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,851,351
AGM Series 2002B
0.338%, 11/01/22 (a)(b)	15,325	14,766,434
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	16,970,413
NATL Series 2004A
5.25%, 11/15/15-11/15/16	13,150	14,160,557
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	4,550	5,383,014
New York City Transitional Finance Authority Building Aid Revenue
Series 2011S-1A
5.00%, 7/15/25	4,420	5,188,947
Series 2012S
5.00%, 7/15/25	7,390	8,800,825

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	$3,755	$3,902,797
5.00%, 11/01/15	1,905	1,980,476
Series 2011A
5.00%, 11/01/15-11/01/20	10,440	11,021,717
Series 2011A-1
5.00%, 11/01/23	15,315	18,272,939
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	17,758,390
Series 2011C
5.00%, 11/01/20	9,480	11,229,250
Series 2012B
5.00%, 11/01/16 (Pre-refunded/ETM)	670	725,302
5.00%, 11/01/16-11/01/24	13,660	16,123,363
Series 2012D
5.00%, 11/01/20-11/01/23	34,790	41,855,616
Series 2012E
5.00%, 11/01/15-2/01/26	14,225	16,474,649
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,990,909
Series 2014C
5.00%, 11/01/26	6,345	7,662,095
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,370,853
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2008C
5.75%, 12/01/16	23,025	25,181,982
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,558,910
New York City Water & Sewer System
Series 2006BB
5.00%, 6/15/16 (Pre-refunded/ETM)	2,210	2,356,324
5.00%, 6/15/20	16,775	17,820,250
Series 2008AA
5.00%, 6/15/18 (Pre-refunded/ETM)	11,675	13,259,414
5.00%, 6/15/21-6/15/22	9,810	11,040,796
Series 2010FF
5.00%, 6/15/25	24,730	28,647,479
Series 2011HH
5.00%, 6/15/26	9,055	10,695,132
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	17,264,165
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (c)(d)	1,980	20
New York Local Government Assistance Corp.
Series 2008A
5.00%, 4/01/19-4/01/20	16,145	18,172,720
New York Power Authority (The)
NATL Series 2007C
5.00%, 11/15/16	6,245	6,764,147

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority
Series 2007
4.00%, 8/15/15 (Pre-refunded/ETM)	$2,675	$2,737,756
AGM Series 2007A
5.00%, 2/15/16 (Pre-refunded/ETM)	70	73,710
NATL Series 1998
5.20%, 2/02/15 (Pre-refunded/ETM)	1,000	1,054,630
New York State Dormitory Authority (Ithaca College)
Series 2009
5.00%, 7/01/17	12,195	12,452,680
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,526,994
New York State Dormitory Authority (Mount Sinai School of Medicine)
Series 2010A
5.00%, 7/01/19	4,390	4,992,835
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2008D
5.00%, 2/15/15-2/15/16	18,175	18,753,165
Series 2009A
5.00%, 7/01/22	6,050	6,990,956
AGM Series 2007A
5.00%, 2/15/16	3,760	3,955,821
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	1,000	1,155,980
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/20	4,750	5,313,445
Series 2008C
5.00%, 3/15/16-3/15/18	35,690	39,411,710
Series 2009D
5.00%, 6/15/20	2,230	2,579,731
Series 2009G
5.00%, 3/15/18	7,840	8,822,587
Series 2012A
5.00%, 12/15/21	5,905	7,115,702
Series 2012B
5.00%, 3/15/22	3,905	4,703,377
Series 2012D
5.00%, 2/15/22-2/15/25	22,135	26,425,274
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	16,461,510
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	17,314,605
AMBAC Series 2005D
5.00%, 3/15/15	1,760	1,776,984
New York State Dormitory Authority (State University of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,676,000
New York State Dormitory Authority (Wyckoff Heights Medical Center)
NATL Series 1998
5.20%, 2/15/16	5,820	5,840,079

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.464%, 4/01/34 (a)(b)	$20,500	$19,295,440
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2004
5.00%, 6/15/25	6,845	6,867,109
Series 2007B
5.00%, 6/15/16	1,610	1,717,081
Series 2009A
5.25%, 6/15/24	7,300	8,465,153
New York State Thruway Authority
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	1,930	1,948,277
NATL Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	1,060	1,072,232
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2008B
5.00%, 4/01/17	21,620	23,658,550
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	31,022,015
AMBAC Series 2005B
5.50%, 4/01/20	9,055	10,836,843
NATL Series 2005B
5.00%, 4/01/16	10,335	10,694,245
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	6,055,785
Series 2013A
5.00%, 5/01/19	25,000	28,612,000
Series 2014
5.00%, 1/01/26	1,270	1,531,595
Series 2014J
5.00%, 1/01/26-1/01/27	33,860	40,083,783
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2007A
5.00%, 3/15/16	9,410	9,946,182
Series 2010A
5.00%, 3/15/25	5,425	6,366,400
AMBAC Series 2004A
5.00%, 3/15/15	10,170	10,268,547
New York State Urban Development Corp.
Series 2008B
5.00%, 1/01/19	3,525	3,987,445
AMBAC Series 2005A-1
5.00%, 12/15/15 (Pre-refunded/ETM)	6,265	6,552,062
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2007B
5.00%, 3/15/16	2,085	2,201,468
Series 2013C
5.00%, 3/15/20	9,915	11,625,635

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	$2,000	$2,291,260
Series 2011O
5.00%, 10/15/21	5,215	6,147,233
Series 2013-178
5.00%, 12/01/23	10,480	12,550,114
Series 2014
5.00%, 9/01/27	7,500	8,824,425
Series 20141
5.00%, 10/15/23	3,455	4,128,656
Series 2014186
5.00%, 10/15/21-10/15/22	12,575	14,861,557
XLCA Series 2006
5.00%, 10/01/17	6,425	6,760,256
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,040	16,219,629
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	1,565	1,554,655
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/16-7/01/17	2,900	3,142,673
Tompkins County Industrial Development Agency (Ithaca College)
Series 2007
5.00%, 7/01/16	2,710	2,770,758
Triborough Bridge & Tunnel Authority
Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	4,250	4,487,745
Series 2008A
5.00%, 5/15/18 (Pre-refunded/ETM)	2,150	2,444,013
Series 2008C
5.00%, 11/15/16	5,000	5,414,650
Series 2008D
5.00%, 11/15/15-11/15/16	22,595	24,112,743
Series 2011A
5.00%, 1/01/27	7,000	8,218,210
Series 2012B
5.00%, 11/15/19-11/15/23	28,235	34,133,541
Series 2013A
5.00%, 11/15/28	5,000	5,859,250
Series 2013B
5.00%, 11/15/22	7,525	9,183,359
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/16-9/01/21	16,590	18,197,277
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	665	656,821

	Principal Amount (000)	U.S. $ Value
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	$34,825	$42,375,702

		1,386,786,053

Alabama - 0.7%
Alabama Public School & College Authority
Series 2009B
5.00%, 5/01/18	11,055	12,471,809

California - 2.4%
California Econ Recovery
Series 2009A
5.00%, 7/01/18	21,080	24,039,632
5.00%, 7/01/19 (Pre-refunded/ETM)	6,895	8,045,844
5.25%, 7/01/21	1,820	2,130,565
Golden State Tobacco Securitization Corp.
Series 2013A
5.00%, 6/01/19	1,225	1,422,323
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,470,720
State of California
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	3,180	3,745,404

		40,854,488

Colorado - 0.1%
Todd Creek Village Metropolitan District No 1
Series 2004
5.60%, 12/01/14 (c)	2,765	1,382,500

District of Columbia - 0.4%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,682,547

Florida - 5.2%
Citizens Property Insurance Corp.
Series 2009A-1
6.00%, 6/01/16	32,755	35,231,606
Series 2010A-1
5.00%, 6/01/16	7,230	7,674,717
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,197,736
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/20	1,680	1,998,427
Dupree Lakes Community Development District
Series 2010
6.83%, 11/01/15	10	10,046
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (c)(d)	2,060	741,600

	Principal Amount (000)	U.S. $ Value
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	$13,660	$13,980,464
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (c)(d)	955	343,800
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(e)	185	92,500
Series 2010A-1
6.125%, 5/01/35 (c)	75	75,947
Series 2010A-2
6.125%, 5/01/35 (c)	190	190,355
Series 2010B
5.125%, 5/01/17 (c)	265	265,814
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	1,065	1,067,652
Polk County School District (Polk County School District Sales Tax)
AGM Series 2007
5.00%, 10/01/16	2,690	2,892,154
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	16,355	18,440,753
Sterling Hill Community Development District
Series 2003B
5.50%, 11/01/10 (c)(d)(f)	160	68,016
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,190,020

		89,461,607

Georgia - 0.4%
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	6,975	7,546,532

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	1,625	1,775,556

Illinois - 1.6%
State of Illinois
Series 2012
5.00%, 8/01/15-8/01/25	24,765	26,201,846
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (c)(d)	1,307	352,890

	Principal Amount (000)	U.S. $ Value
Town of Cortland IL Special Service Areas No 9 & 10
Series 2007
5.125%, 3/01/14 (c)(d)	$2,545	$127,250
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
5.75%, 1/01/15	420	420,000

		27,101,986

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,568,219

Louisiana - 0.1%
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (c)(d)	1,515	378,750
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (c)(d)	1,155	231,000
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (c)(d)	1,500	270,000

		879,750

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	2,985	3,350,722

Nevada - 0.5%
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,516,142

New Jersey - 0.3%
New Jersey Economic Development Authority
Series 2013
5.00%, 3/01/21	2,500	2,851,250
New Jersey Transportation Trust Fund Authority
Series 2011A
5.00%, 6/15/21	2,195	2,502,761

		5,354,011

North Carolina - 0.1%
North Carolina Eastern Municipal Power Agency
Series 2009B
5.00%, 1/01/15	1,475	1,475,000

Ohio - 0.0%
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (c)(d)	200	80,000

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.1%
Philadelphia Parking Authority (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/16-9/01/21	$14,925	$16,642,129
5.25%, 9/01/23	2,345	2,663,052

		19,305,181

Puerto Rico - 0.7%
Government Development Bank for Puerto Rico
NATL Series 1985
4.75%, 12/01/15	7,460	7,573,616
Puerto Rico Electric Power Authority
NATL Series 2002KK
5.50%, 7/01/16	3,695	3,801,083

		11,374,699

Tennessee - 1.2%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	20,101,659

Texas - 0.0%
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	10	10,288

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,955,926

Total Municipal Obligations (cost $1,602,676,333)		1,670,034,675

CORPORATES - INVESTMENT GRADE - 0.7%
Industrial - 0.4%
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	4,040	4,109,516

Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.691%, 6/15/16 (g)	2,683	2,683,639

		6,793,155

Financial Institutions - 0.3%
Banking - 0.1%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,504,464

Finance - 0.2%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,331,046

	Principal Amount (000)	U.S. $ Value
		$5,835,510

Total Corporates-Investment Grade (cost $12,576,057)		12,628,665

SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 1/02/15 (cost $18,204,436)	$18,204	18,204,436

Total Investments - 98.9% (cost $1,633,456,826) (h)		1,700,867,776
Other assets less liabilities - 1.1%		18,919,898

Net Assets - 100.0%		$1,719,787,674

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2014 and the aggregate market value of these securities amounted to $34,061,874 or 1.98% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2014.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(h)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,496,091 and gross unrealized depreciation of investments was $(13,085,141), resulting in net unrealized appreciation of $67,410,950.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.2% and 6.7%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term - Municipal Bonds	$	– 0	–	$1,656,660,304		$13,374,371		$1,670,034,675
Corporates - Investment Grade		– 0	–	12,628,665		– 0	–	12,628,665
Short-Term Investments		– 0	–	18,204,436		– 0	–	18,204,436

Total Investments in Securities		– 0	–	1,687,493,405		13,374,371		1,700,867,776
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,687,493,405		$13,374,371		$1,700,867,776

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term- Municipal Bonds		Total
Balance as of 9/30/14	$8,796,688		$8,796,688
Accrued discounts/(premiums)	$(2,506)		(2,506)
Realized gain (loss)	$11,849		11,849
Change in unrealized appreciation/depreciation	$499,824		499,824
Purchases	5,342,974		5,342,974
Sales	$(1,274,458)		(1,274,458)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$13,374,371		$13,374,371

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$499,824		$499,824

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.2%
Long-Term Municipal Bonds - 89.3%
Alabama - 1.9%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant)
Series 2012
5.00%, 9/01/24	$18,230	$21,344,413
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/17	34,415	37,771,495
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	35,892,066
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21-7/01/22	10,070	12,168,408
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,650,233

		122,826,615

Arizona - 1.5%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,757,046
Arizona Department of Transportation State Highway Fund Revenue
Series 2006
5.00%, 7/01/15	8,480	8,680,213
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	20,283,031
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,290,663
Arizona School Facilities Board COP
NATL Series 2005A-1
5.00%, 9/01/15	1,765	1,818,691
Arizona Transportation Board (Arizona Transportation Board Fed Hwy Grant)
Series 2009A
5.00%, 7/01/15	16,810	17,206,044
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement-Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,429,606
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	22,806,319
Industrial Development Authority of the County of Pima (The) (Global Water Resources LLC)
Series 2006
5.45%, 12/01/17	1,100	1,121,725
Maricopa County Unified School District No 69 Paradise Valley
NATL
5.20%, 7/01/16	7,510	8,029,617

	Principal Amount (000)	U.S. $ Value
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	$1,430	$1,690,789

		96,113,744

California - 8.8%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	5,675	6,622,214
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	19,563,246
5.25%, 7/01/21	995	1,164,787
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,456,672
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	28,986,932
Fremont Unified School District/Alameda County CA
AGM Series 2005B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,027,590
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,897,244
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	1,000	1,108,830
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	12,027,016
Series 2011C
5.00%, 5/01/22	5,795	6,717,564
NATL Series 2006-32F
5.25%, 5/01/18	3,700	4,209,490
State of California
Series 2005
5.00%, 5/01/17	15,395	15,637,779
Series 2006
5.00%, 3/01/16-10/01/16	10,110	10,748,557
Series 2008
5.00%, 4/01/18	5,000	5,636,950
Series 2009
5.25%, 10/01/20	5,085	6,030,963
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	1,740	2,049,372
Series 2013
5.00%, 11/01/24-11/01/25	43,465	52,690,909
Series 2014
5.00%, 5/01/25-5/01/29	130,465	157,871,556

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources PWR
Series 2010L
5.00%, 5/01/17-5/01/19	$200,935	$230,664,133

		568,111,804

Colorado - 1.1%
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/16-12/01/20	13,735	15,504,937
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,936,466
Series 2011A
5.50%, 11/15/19	2,290	2,705,818
Series 2012A
5.00%, 11/15/22-11/15/24	6,605	7,620,170
Metro Wastewater Reclamation District
Series 2012A
5.00%, 4/01/23	3,435	4,167,170
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)	13,168	4,608,800
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	3,119,340
5.25%, 1/15/24-7/15/24	7,745	8,518,416
Todd Creek Village Metropolitan District No 1
Series 2004
4.75%, 12/01/09 (a)(b)	1,852	926,073

		70,107,190

Connecticut - 0.3%
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	4,028,734
Series 2014A
5.00%, 3/01/28	6,360	7,601,663
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	10,264,495

		21,894,892

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,496,460

District of Columbia - 1.6%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	70,708,938
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,603,430

	Principal Amount (000)	U.S. $ Value
District of Columbia Water & Sewer Authority
AGM Series 1998
6.00%, 10/01/16	$1,635	$1,790,537
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	6,910	7,967,645
Series 2010F-1
5.00%, 10/01/20	11,905	14,078,853
NATL Series 2005A
5.25%, 10/01/15	1,715	1,778,283

		102,927,686

Florida - 5.8%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	18,159,136
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,530	7,575,584
Series 2012A
5.00%, 6/01/22	27,105	31,938,635
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,785	24,213,477
NATL Series 2007A
5.00%, 3/01/15-3/01/16	88,440	92,469,056
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,568,874
Collier County School Board COP
AGM Series 2005
5.00%, 2/15/16	5,000	5,257,500
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,955,450
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,413,947
5.625%, 10/01/25	2,550	3,010,428
Dupree Lakes Community Development District
Series 2010
6.83%, 11/01/15	5	5,023
Durbin Crossing Community Development District
Series 20061
5.25%, 11/01/15 (a)(b)	985	354,600
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,965,521
Series 2012A
5.00%, 7/01/22	10,225	12,308,446
AMBAC Series 2007A
5.00%, 7/01/15	4,825	4,937,229
NATL Series 2007B
5.00%, 7/01/15	6,095	6,236,770
Florida State Board of Education
Series 2005A
5.00%, 1/01/15 (Pre-refunded/ETM)	4,840	4,888,400

	Principal Amount (000)	U.S. $ Value
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/15	$11,765	$11,995,594
Series 2014A
5.00%, 6/01/22	3,545	4,289,627
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (a)(b)	3,545	1,276,200
JEA Electric System Revenue
Series 2009G
5.00%, 10/01/19	2,695	3,134,015
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25	3,060	3,715,452
Lake Ashton II Community Development District
Series 2006B
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Live Oak No 2 Community Development District
Series 2010
7.36%, 11/01/20	75	75,081
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	11,765	12,023,242
Miami-Dade County School Board Foundation, Inc.
NATL Series 1997
5.00%, 2/15/15	2,455	2,469,067
Orange County School Board COP
Series 2014A
5.00%, 8/01/28-8/01/29	46,355	54,137,264
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)	510	255,000
Series 2010A-1
6.125%, 5/01/35 (a)	230	232,905
Series 2010A-2
6.125%, 5/01/35 (a)	515	515,963
Series 2010B
5.125%, 5/01/17 (a)	700	702,149
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	2,305	2,310,739
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	2,159,794
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,664,336
State of Florida
Series 2005A
5.00%, 1/01/15 (Pre-refunded/ETM)	160	161,600
Series 2009B
5.00%, 7/01/17	3,245	3,580,663
Series 2012B
5.00%, 7/01/18-7/01/19	$10,935	$12,452,290

	Principal Amount (000)	U.S. $ Value
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,431,464
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
5.00%, 1/01/21 (d)	3,490	4,116,734
Villages of Westport Community Development District
Series 2005A
5.125%, 5/01/15 (a)(b)(e)	865	258,462

		373,463,017

Georgia - 2.9%
Athens-Clarke County Unified Government
Series 2013
4.00%, 12/01/16	1,410	1,503,610
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	26,489,504
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,497,040
5.25%, 1/01/20	6,500	7,677,085
5.50%, 1/01/21	7,500	9,096,525
5.75%, 1/01/22-1/01/23	20,000	24,611,440
5.875%, 1/01/24	2,925	3,605,999
Series 2014A
5.00%, 1/01/28	12,250	14,559,982
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/16-3/15/18	16,860	17,897,593
Municipal Electric Authority of Georgia
Series 2010B
5.00%, 1/01/16-1/01/20	43,950	50,239,782
State of Georgia
Series 2014A
5.00%, 2/01/17	17,595	19,192,450

		185,371,010

Hawaii - 0.4%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,887,606
Series 2010A
5.00%, 7/01/24	16,500	19,069,050

		26,956,656

Illinois - 3.7%
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	4,280	4,475,254

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/16	$5,000	$5,116,800
City of Chicago IL Wastewater Transmission Revenue
NATL Series 2004B
5.25%, 1/01/15	4,225	4,225,000
County of Du Page IL
Series 1993
5.60%, 1/01/21	7,770	8,827,264
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
2.10%, 1/01/19 (f)	5,730	6,073,284
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	40,002,812
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/26	17,100	20,013,047
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20 (d)	8,240	9,705,154
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	1,005	1,187,387
NATL Series 2001B
5.50%, 6/01/17	1,025	1,135,259
NATL Series 2006A
5.00%, 7/01/16	5,285	5,628,525
State of Illinois
Series 2006A
5.00%, 6/01/15	4,875	4,961,921
Series 2010
5.00%, 1/01/17-1/01/19	34,160	36,987,083
Series 2012
5.00%, 8/01/21-8/01/25	14,220	15,723,202
Series 2013
5.00%, 7/01/19-7/01/20	12,065	13,473,029
5.50%, 7/01/24	5,405	6,261,530
Series 2013A
5.00%, 4/01/23	4,390	4,937,653
Series 2014
5.00%, 5/01/22-5/01/27	16,005	17,779,544
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	2,280	2,486,203
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(b)	5,078	1,371,060
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
5.75%, 1/01/15	840	840,000

	Principal Amount (000)	U.S. $ Value
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (g)	$19,775	$18,027,286
Will & Kendall Counties Community Consolidated School District 22 Plainfield
NATL Series 2007A
5.00%, 1/01/16	7,415	7,737,553

		236,975,850

Indiana - 0.2%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	6,560	7,084,013
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/25-9/01/28	2,940	3,367,846

		10,451,859

Kentucky - 0.2%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
NATL Series 2007
5.00%, 9/01/16	5,000	5,354,350
Kentucky Turnpike Authority (Kentucky Turnpike Authority State Lease)
Series 2012A
5.00%, 7/01/26	8,490	10,096,733

		15,451,083

Louisiana - 1.1%
City of Lafayette LA Utilities Revenue
Series 2013
5.00%, 11/01/21-11/01/22	7,720	9,212,344
City of New Orleans LA
NATL Series 2005
5.25%, 12/01/20	5,845	6,071,961
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (a)(b)(e)	4,025	0
Lakeshore Villages Master Community Development District
Series 2007
5.25%, 7/01/17 (a)(b)	9,814	3,434,900
Louisiana Agricultural Finance Authority
Series 2007
5.25%, 9/15/17	17,625	18,640,376
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,751,883
Series 2010A
5.00%, 10/01/23	7,720	8,914,670

	Principal Amount (000)	U.S. $ Value
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease)
Series 2009
5.00%, 3/01/16-3/01/18	$9,360	$10,127,409
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(b)	1,695	339,000
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29 (d)	1,200	1,255,380

		67,747,923

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,182,140

Maryland - 1.9%
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	5,199,987
State of Maryland
Series 20142-C
5.00%, 8/01/21	59,585	72,046,011
Series 2014B
5.00%, 8/01/17-8/01/20	32,380	37,328,117
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	5,000	5,508,850

		120,082,965

Massachusetts - 2.2%
Commonwealth of Massachusetts
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	78,777,316
Series 2014A
5.00%, 12/01/17	2,415	2,702,482
Series 2014C
5.00%, 8/01/20	1,045	1,235,420
AGM Series 2006C
2.544%, 11/01/19 (f)	1,815	1,901,539
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,228,916
Series 2014
5.00%, 6/15/20	7,170	8,472,431
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/15-7/01/17	8,515	9,017,649
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	3,516,202

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/22-8/15/23	$10,680	$12,999,654
University of Massachusetts Building Authority
AMBAC Series 20052
5.00%, 11/01/15 (Pre-refunded/ETM)	18,795	19,537,966

		139,389,575

Michigan - 4.7%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	23,225,559
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	45,874,891
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,305	62,487,416
Michigan Finance Authority (Detroit City School District)
Series 2014E
2.85%, 8/20/15	1,400	1,407,182
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,628,421
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	94,115	100,435,763
Series 2012B
5.00%, 7/01/22	10,105	10,772,738
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2009I
5.00%, 10/15/15	6,290	6,523,674
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	13,368,661
Walled Lake Consolidated School District
Series 2015
4.00%, 5/01/17 (d)	6,070	6,478,693
5.00%, 5/01/20 (d)	4,635	5,336,368
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport)
Series 2010C
5.00%, 12/01/17	5,000	5,540,400
Wayne State University
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	16,256,426

		303,336,192

Minnesota - 0.9%
Southern Minnesota Municipal Power Agency
AMBAC Series 2002A
5.25%, 1/01/16	6,820	7,150,770

	Principal Amount (000)	U.S. $ Value
State of Minnesota
Series 2014A
5.00%, 8/01/17	$13,830	$15,334,151
Series 2014B
4.00%, 8/01/17	14,400	15,600,240
Series 2014E
3.00%, 8/01/16	7,365	7,661,883
4.00%, 8/01/17	12,610	13,661,043

		59,408,087

Missouri - 0.2%
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,184,562
Springfield Public Utilities Board
Series 2012
5.00%, 12/01/18-12/01/19	7,290	8,333,894

		11,518,456

Nevada - 2.4%
Clark County School District
Series 2008A
5.00%, 6/15/21	5,000	5,593,750
Series 2013B
5.00%, 6/15/17	6,780	7,463,695
AGM Series 2005C
5.00%, 12/15/15 (Pre-refunded/ETM)	22,380	23,387,995
NATL Series 2005A
5.00%, 6/15/17	27,880	28,719,746
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,541,616
County of Clark NV
AMBAC Series 1992A
6.50%, 6/01/17	1,760	1,991,035
AMBAC Series 2006
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,127,890
5.00%, 11/01/16	16,010	17,291,761
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	9,671,237
AMBAC Series 2007
5.00%, 7/01/15-7/01/16	14,320	14,717,735
County of Clark NV (McCarran Intl Airport)
Series 2008A
5.25%, 7/01/17	16,695	18,485,205
State of Nevada
Series 2014A
5.00%, 4/01/21	15,215	18,163,667

		157,155,332

	Principal Amount (000)	U.S. $ Value
New Jersey - 5.0%
Garden State Preservation Trust
AGM Series 2005A
5.80%, 11/01/15 (Pre-refunded/ETM)	$2,325	$2,431,159
New Jersey Economic Development Authority
Series 2008A
5.00%, 5/01/15-5/01/16	55,310	57,328,183
Series 2008W
5.00%, 3/01/15 (Pre-refunded/ETM)	2,325	2,342,251
Series 2011E
5.00%, 9/01/20	6,220	7,076,992
Series 2011G
5.00%, 9/01/20	2,895	3,293,873
Series 2013
5.00%, 3/01/20	12,925	14,624,637
Series 2014P
5.00%, 6/15/26	10,350	11,794,239
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	16,086,832
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,421,845
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,239,582
5.50%, 1/01/26-1/01/27	2,000	2,330,460
New Jersey State Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,873,212
Series 2014A
5.00%, 1/01/27-1/01/29	75,920	89,909,917
Series 2014C
5.00%, 1/01/24	14,720	17,810,317
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,187,483
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	43,890	50,200,363
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 6/15/20	3,960	4,501,728

		319,453,073

New Mexico - 0.1%
State of New Mexico Severance Tax Permanent Fund
Series 2010A
5.00%, 7/01/16	5,160	5,511,344

New York - 15.3%
City of New York NY
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	1,490	1,501,011
5.00%, 3/01/17	865	871,081
Series 2007C
5.00%, 1/01/15-1/01/16	15,370	15,858,012
Series 2007D
5.00%, 2/01/15 (Pre-refunded/ETM)	6,025	6,045,425
5.00%, 2/01/15	2,775	2,785,850

	Principal Amount (000)	U.S. $ Value
Series 2007E
5.00%, 8/01/16	$4,715	$5,044,720
Series 2008B
5.00%, 9/01/15	10,000	10,317,600
Series 2008C
5.25%, 8/01/16	17,165	18,432,292
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	20,898,726
Series 2010B
5.00%, 8/01/16-8/01/19	23,020	25,903,276
Series 2012A
5.00%, 10/01/16	10,090	10,864,710
Series 2012B
5.00%, 8/01/16	18,615	19,916,747
Series 2013B
5.00%, 8/01/19	34,575	39,965,934
Series 2013I
5.00%, 8/01/19	7,260	8,391,979
Series 2013J
5.00%, 8/01/16-8/01/20	19,535	22,355,851
Series 2014A
5.00%, 8/01/27	1,130	1,359,492
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/16-11/15/28	25,550	28,250,758
Series 2012E
5.00%, 11/15/24	6,055	7,224,039
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	66,118,400
Series 2012H
5.00%, 11/15/26	6,065	7,169,012
Series 2013B
5.00%, 11/15/26	9,505	11,307,528
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	9,773,514
Series 2014C
5.00%, 11/15/27	5,000	5,970,250
AGC Series 2003B
5.25%, 11/15/20	8,415	10,022,097
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,378,339
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	41,072,559
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,732,695
Series 2012A
5.00%, 8/01/25	12,345	14,761,904
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	66,855,195
Series 2012E
5.00%, 11/01/21-11/01/22	22,135	26,763,509
New York State Dormitory Authority (City University of New York State Lease)
Series 2008A
5.00%, 7/01/15-7/01/16	24,900	26,145,575
Series 2008B
5.00%, 7/01/15	8,870	9,077,647

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	$25,150	$28,996,507
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	3,311,883
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	15,912,101
Series 2011E
5.00%, 8/15/21	3,880	4,658,250
Series 2012A
5.00%, 12/15/22	20,745	25,208,909
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	65,737,947
Series 2013A
5.00%, 2/15/20	4,635	5,427,307
Series 2014C
5.00%, 3/15/27	2,015	2,428,156
Series 2014E
5.00%, 2/15/17	4,440	4,841,776
New York State Thruway Authority
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	7,860	7,934,435
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	21,401,882
NATL Series 2005B
5.00%, 4/01/16	44,040	45,570,830
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,496,386
New York State Thruway Authority (New York State Thruway Authority Service Contract)
Series 2009
5.00%, 4/01/17-4/01/18	47,425	52,200,403
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/16-3/15/26	71,295	84,237,428
Series 2013D
5.00%, 3/15/23	32,000	38,976,320
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,869,601

		988,345,848

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/22 (Pre-refunded/ETM)	$1,720	$2,209,168
Series 2009B
5.00%, 1/01/17	1,020	1,099,407
Series 2012B
5.00%, 1/01/21	13,255	15,342,000
North Carolina Infrastructure Finance Corp. COP
AGM Series 2006A
5.00%, 2/01/15	10,000	10,038,600
North Carolina Municipal Power Agency No 1
Series 2008A
5.25%, 1/01/15-1/01/16	47,955	48,914,800
Series 2008C
5.25%, 1/01/15-1/01/17	12,720	13,305,092

		90,909,067

Ohio - 3.4%
City of Cincinnati OH Water System Revenue
Series 2007A
5.00%, 12/01/15	5,780	6,032,239
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,379,491
City of Columbus OH
Series 20131
5.00%, 7/01/16-7/01/20	9,165	10,306,354
Series 2014A
5.00%, 2/15/21	5,580	6,668,993
Columbiana County Port Authority (ELS Transportation LLC)
Series 2004A
7.00%, 8/01/21 (a)(b)	500	200,000
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	108,545,825
Hamilton County Convention Facilities Authority
Series 2014
5.00%, 12/01/22-12/01/23	3,440	4,028,089
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	68,304,178
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,968,637
University of Toledo
Series 2010
5.00%, 6/01/21	2,610	2,986,023

		218,419,829

Oklahoma - 0.1%
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	3,680	4,134,885

Oregon - 0.5%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	10,608,988

	Principal Amount (000)	U.S. $ Value
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24	$1,000	$1,058,410
Port of Portland OR (Portland Intl Airport)
Series 2010 20C
5.00%, 7/01/23	1,405	1,638,862
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	18,535	21,344,932

		34,651,192

Pennsylvania - 3.7%
Allegheny County Airport Authority (Pittsburgh International Airport)
NATL Series 2001B
5.00%, 1/01/18	1,585	1,762,631
Central Bucks School District
NATL Series 2007
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,176,923
5.00%, 5/15/16	2,955	3,137,264
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	5,224,592
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	7,158,999
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	20,742,485
Series 2011A
5.00%, 6/15/16-6/15/19	6,300	7,014,417
Commonwealth of Pennsylvania
Series 2010A
5.00%, 2/15/17	4,220	4,599,083
Series 2014
5.00%, 6/15/17-7/01/17	25,140	27,696,972
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
3.00%, 1/01/15	2,900	2,900,000
5.00%, 1/01/16-7/01/19	28,850	32,277,623
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/15-6/01/20	54,525	60,102,731
Philadelphia Parking Authority (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/15-9/01/20	35,680	39,735,102
5.125%, 9/01/22	9,080	10,267,573

	Principal Amount (000)	U.S. $ Value
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23-3/01/24	$12,245	$14,051,893

		238,848,288

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/19 (Pre-refunded/ETM)	10,315	12,178,817

Rhode Island - 0.4%
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,538,565
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,774,935
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,634,663
Rhode Island Economic Development Corp. (State of Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	8,717,805

		23,665,968

South Carolina - 0.1%
Greenville County School District (Greenville County School District Lease)
Series 2006
5.00%, 12/01/15	5,000	5,217,300
Newberry Investing IN Children’s Education
Series 2005
5.25%, 12/01/15 (Pre-refunded/ETM)	2,315	2,420,170

		7,637,470

Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,446,907

Texas - 10.5%
Aldine Independent School District
5.00%, 2/15/17	4,945	5,399,050
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,964,243
Bell County Health Facility Development Corp.
Series 1989
6.50%, 2/02/15 (Pre-refunded/ETM)	1,000	1,144,960
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,602,280
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/15-2/15/21	44,670	46,322,738
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	4,390,862

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	$2,090	$2,371,084
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	30,091,217
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,679,986
City of San Antonio TX Water System Revenue
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,688,926
Series 2013E
5.00%, 5/15/25	3,000	3,597,510
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/21	5,040	5,600,902
Series 2009D
5.00%, 2/01/20	47,315	54,130,726
Clear Creek Independent School District
Series 2004A
5.00%, 2/15/16	1,280	1,347,098
Conroe Independent School District
Series 2005A
5.00%, 2/15/15 (Pre-refunded/ETM)	6,260	6,293,303
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	20,872,641
Series 2014A
5.00%, 10/01/17	4,820	5,365,335
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	6,136,640
Dallas/Fort Worth International Airport
Series 2009A
5.00%, 11/01/15	6,415	6,663,710
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	20,571,337
Series 2014A
5.25%, 11/01/28	11,550	13,638,471
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	168,095	176,104,727
Houston Independent School District
Series 2014
5.00%, 2/15/17	12,280	13,393,919
Lower Colorado River Authority
AGM Series 1999A
5.875%, 5/15/16	2,325	2,333,974
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24	5,000	5,916,250
5.25%, 9/01/25-9/01/26	35,940	43,343,254
Series 2014A
5.00%, 1/01/21-1/01/24	16,695	19,803,135
Retama Development Corp.
Series 1993
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,291,572

	Principal Amount (000)	U.S. $ Value
SA Energy Acquisition Public Facility Corp. (Goldman Sachs Group, Inc. (The))
Series 2007
5.25%, 8/01/15	$1,880	$1,922,413
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,875,677
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	47,335	56,814,785
Series 2014
4.00%, 10/01/17	5,400	5,869,746
Series 2014A
5.00%, 10/01/22	2,725	3,330,004
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	1,160	1,193,420
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,000	2,266,380
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 7/01/17-1/01/18	28,250	29,832,713
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
AMBAC Series 2004A
5.00%, 2/01/15	5,000	5,017,050
Texas Transportation Commission State Highway Fund
Series 2007
5.00%, 4/01/16-4/01/24	18,250	19,559,972
Series 2014A
4.75%, 4/01/17	5,295	5,773,615

		679,515,625

Virginia - 0.1%
County of Fairfax VA
Series 2012A
5.00%, 4/01/17	6,760	7,410,109

Washington - 5.8%
Chelan County Public Utility District No 1
Series 2011A
5.00%, 7/01/20	3,110	3,597,741
Series 2011B
5.00%, 7/01/21	5,000	5,809,100
5.25%, 7/01/22	3,670	4,314,048
City of Seattle WA
Series 2014
5.00%, 5/01/16-5/01/17	9,675	10,399,936
City of Tacoma WA Electric System Revenue
AGM Series 2007
5.00%, 1/01/15 (Pre-refunded/ETM)	4,450	4,450,000
5.00%, 1/01/15	16,495	16,495,000
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	1,435	1,552,598

	Principal Amount (000)	U.S. $ Value
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23	$4,415	$5,199,634
Energy Northwest
AMBAC Series 2005A
5.00%, 7/01/15 (Pre-refunded/ETM)	2,315	2,369,310
Energy Northwest (Bonneville Power Administration)
Series 2007A
5.00%, 7/01/16	5,450	5,810,136
Series 2007C
5.00%, 7/01/17	2,625	2,896,530
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	106,439,954
Grant County Public Utility District No 2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	16,144,015
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,307,776
Series 2010C
5.00%, 2/01/17	2,590	2,802,769
Snohomish County School District No 2 Everett
Series 2014
5.00%, 12/01/21	3,600	4,318,704
State of Washington
Series 2008C
5.00%, 1/01/17	3,225	3,504,059
Series 2009R
5.00%, 1/01/17	5,810	6,312,739
Series 2010R
5.00%, 7/01/20	6,370	7,510,485
Series 2012
5.00%, 7/01/22-7/01/23	27,815	33,697,754
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	27,449,051
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,522,450
Series 2012R-2013A
5.00%, 7/01/17	3,545	3,915,417
Series 2014
4.00%, 7/01/17	17,610	19,017,039
Series 2014R
5.00%, 7/01/17	5,180	5,721,258
AGM Series 2006
5.00%, 7/01/15	5,405	5,532,612
AMBAC Series 2007C
5.00%, 1/01/16	7,770	8,138,842
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	43,627,463
Series 2013C
5.00%, 9/01/19	6,060	6,983,120

		371,839,540

	Principal Amount (000)	U.S. $ Value
Wisconsin - 0.8%
State of Wisconsin
Series 20141
5.00%, 5/01/16	$3,030	$3,213,224
Series 20142
5.00%, 5/01/17	23,330	25,628,238
Series 2014B
5.00%, 5/01/17	3,610	3,965,621
Wisconsin Department of Transportation
AGM Series 2005A
5.25%, 7/01/16	9,690	10,376,633
NATL Series 2007I
5.00%, 7/01/16-7/01/17	8,885	9,554,277
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,188,580

		53,926,573

Total Long-Term Municipal Bonds (cost $5,516,634,080)		5,755,863,071

Short-Term Municipal Notes - 0.9%
Alaska - 0.2%
City of Valdez AK (Exxon Mobil Corp.)
Series 1993B
0.02%, 12/01/33 (h)	5,700	5,700,000
Series 1993C
0.02%, 12/01/33 (h)	5,475	5,475,000

		11,175,000

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority (Yale University)
Series 2001V-1
0.01%, 7/01/36 (h)	8,260	8,260,000

Louisiana - 0.1%
City of Baton Rouge/Parish of East Baton Rouge LA (Exxon Mobil Corp.)
Series 1989
0.01%, 11/01/19 (h)	7,800	7,800,000

Mississippi - 0.3%
County of Jackson MS (Chevron Corp.)
Series 1993
0.01%, 6/01/23 (h)	12,500	12,500,000
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2007E
0.03%, 12/01/30 (h)	7,000	7,000,000

		19,500,000

	Principal Amount (000)	U.S. $ Value
Texas - 0.2%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.01%, 11/01/41 (h)	$13,400	$13,400,000

Total Short-Term Municipal Notes (cost $60,135,000)		60,135,000

Total Municipal Obligations (cost $5,576,769,080)		5,815,998,071

CORPORATES - INVESTMENT GRADE - 4.7%
Financial Institutions - 3.2%
Banking - 2.8%
Bank of America Corp.
1.50%, 10/09/15	33,318	33,454,637
4.50%, 4/01/15	18,940	19,117,960
Capital One Bank USA NA
1.20%, 2/13/17	4,905	4,862,469
Citigroup, Inc.
2.65%, 3/02/15	8,048	8,071,717
4.587%, 12/15/15	14,497	14,980,011
6.01%, 1/15/15	15,000	15,021,345
JPMorgan Chase & Co.
1.35%, 2/15/17	41,328	41,327,091
1.875%, 3/20/15	1,875	1,880,589
3.15%, 7/05/16	3,950	4,060,351
Morgan Stanley
5.375%, 10/15/15	25,375	26,246,378
Series G
5.45%, 1/09/17	8,860	9,513,106

		178,535,654

Finance - 0.4%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	27,612,528

		206,148,182

Industrial - 1.5%
Capital Goods - 0.2%
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,660,289

Communications - Telecommunications - 0.2%
Verizon Communications, Inc.
2.50%, 9/15/16	14,764	15,091,392

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	12,630	12,847,324

Consumer Non-Cyclical - 0.2%
Becton Dickinson and Co.
0.691%, 6/15/16 (i)	10,000	10,002,380
Actavis, Inc.
1.875%, 10/01/17	2,807	2,796,120

		12,798,500

	Principal Amount (000)	U.S. $ Value
Technology - 0.7%
International Business Machines Corp.
0.55%, 2/06/15	$14,866	$14,869,107
Cisco Systems, Inc.
1.10%, 3/03/17	29,031	29,043,280

		43,912,387

		98,309,892

Total Corporates - Investment Grade (cost $303,828,027)		304,458,074

GOVERNMENTS - TREASURIES - 1.6%
United States - 1.6%
U.S. Treasury Notes
0.75%, 1/15/17 (cost $100,084,073)	100,000	100,070,300

SHORT-TERM INVESTMENTS - 2.8%
Time Deposit - 2.8%
State Street Time Deposit
0.01%, 1/02/15 (cost $183,849,181)	183,849	183,849,181

Total Investments - 99.3% (cost $6,164,530,361) (j)		6,404,375,626
Other assets less liabilities - 0.7%		41,930,622

Net Assets - 100.0%		$6,446,306,248

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	When-Issued or delayed delivery security.
(e)	Fair valued by the Adviser.
(f)	Variable rate coupon, rate shown as of December 31, 2014.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(j)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,945,166 and gross unrealized depreciation of investments was $(30,099,901), resulting in net unrealized appreciation of $239,845,265.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.8% and 11.5%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,726,805,627		$29,057,444^		$5,755,863,071
Short-Term Municipal Notes		– 0	–	60,135,000		– 0	–	60,135,000
Corporates - Investment Grade		– 0	–	304,458,074		– 0	–	304,458,074
Governments - Treasuries		– 0	–	100,070,300		– 0	–	100,070,300
Short-Term Investments		– 0	–	183,849,181		– 0	–	183,849,181

Total Investments in Securities		– 0	–	6,375,318,182		29,057,444		6,404,375,626
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$6,375,318,182		$29,057,444		$6,404,375,626

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/14	$33,238,346		$33,238,346
Accrued discounts/(premiums)	12,350		12,350
Realized gain (loss)	6,291		6,291
Change in unrealized appreciation/depreciation	30,039		30,039
Purchases	1,253,256		1,253,256
Sales	(5,482,838)		(5,482,838)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$29,057,444		$29,057,444

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$30,039		$30,039

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.9%
Financials - 12.3%
Banks - 4.4%
Associated Banc-Corp	8,680	$161,708
Australia & New Zealand Banking Group Ltd.	33,500	871,668
Axis Bank Ltd.	48,620	384,364
Banco Bradesco SA (Preference Shares)	8,100	106,834
Banco Davivienda SA (Preference Shares)	16,960	200,537
Banco do Brasil SA	36,400	325,494
Banco Macro SA (ADR)	1,150	50,290
Bangkok Bank PCL (NVDR)	49,700	291,918
Bank Hapoalim BM	181,670	854,235
Bank Mandiri Persero Tbk PT	585,000	508,738
Bank of America Corp.	699,700	12,517,633
Bank of Baroda	5,130	87,696
Bank of China Ltd.-Class H	1,890,000	1,060,798
Bank of Communications Co., Ltd.-Class H	156,000	144,443
Bank of Montreal	10,920	772,427
Bank of Queensland Ltd.	115,710	1,139,966
BOC Hong Kong Holdings Ltd.	286,000	951,156
China CITIC Bank Corp. Ltd.-Class H	266,000	211,725
China Construction Bank Corp.-Class H	1,698,000	1,382,542
China Merchants Bank Co., Ltd.-Class H	159,000	396,888
Comerica, Inc.	4,670	218,743
Commerzbank AG (a)	82,900	1,087,365
Credicorp Ltd.	3,020	483,744
Danske Bank A/S	102,820	2,779,825
DBS Group Holdings Ltd.	77,000	1,192,062
DGB Financial Group, Inc. (a)	24,820	255,128
First Niagara Financial Group, Inc.	19,050	160,592
First Republic Bank/CA	4,740	247,049
Hang Seng Bank Ltd.	30,200	501,938
HDFC Bank Ltd. (ADR)	11,960	606,970
HSBC Holdings PLC	283,630	2,680,236
Huntington Bancshares, Inc./OH	28,270	297,400
Iberiabank Corp.	3,080	199,738
ICICI Bank Ltd.	36,100	200,411
ICICI Bank Ltd. (Sponsored ADR)	12,050	139,178
Industrial & Commercial Bank of China Ltd.-Class H	751,000	548,374
ING Groep NV (a)	125,420	1,620,384
Itausa - Investimentos Itau SA (Preference Shares)	108,200	382,213
JPMorgan Chase & Co. (b)	124,200	7,772,436
Kasikornbank PCL (NVDR)	38,500	266,275
KB Financial Group, Inc. (a)	29,300	957,935
Komercni banka AS	2,530	520,677
Mitsubishi UFJ Financial Group, Inc.	358,500	1,969,679
National Bank of Canada	10,520	447,675
Popular, Inc. (a)	8,110	276,145
Punjab National Bank	14,900	51,309
Resona Holdings, Inc.	251,500	1,270,452
Seven Bank Ltd.	269,800	1,132,481
Shinhan Financial Group Co., Ltd. (a)	6,450	259,258
Signature Bank/New York NY (a)	2,540	319,938
Societe Generale SA	51,743	2,165,453
State Bank of India	19,900	98,043
Susquehanna Bancshares, Inc.	20,480	275,046

Company	Shares	U.S. $ Value
SVB Financial Group (a)	2,450	$284,371
Synovus Financial Corp.	6,420	173,918
Toronto-Dominion Bank (The)	21,100	1,008,143
UniCredit SpA	463,240	2,967,336
US Bancorp/MN	165,300	7,430,235
Webster Financial Corp.	5,420	176,313
Wells Fargo & Co.	354,100	19,411,762
Zions Bancorporation	8,660	246,897

		85,504,187

Capital Markets - 1.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio (a)	4,500	229,590
Affiliated Managers Group, Inc. (a)	25,492	5,410,422
China Cinda Asset Management Co., Ltd.-Class H (a)	51,000	24,827
Daiwa Securities Group, Inc.	463,000	3,625,353
E*TRADE Financial Corp. (a)	9,540	231,393
Goldman Sachs Group, Inc. (The)	33,000	6,396,390
Lazard Ltd.-Class A	6,303	315,339
Partners Group Holding AG	3,050	887,358
UBS Group AG (a)	260,041	4,470,027

		21,590,699

Consumer Finance - 1.4%
American Express Co. (b)	123,782	11,516,677
Capital One Financial Corp.	120,200	9,922,510
Muthoot Finance Ltd.	55,947	169,731
Shriram Transport Finance Co., Ltd.	25,890	451,610
SLM Corp.	444,260	4,527,010

		26,587,538

Diversified Financial Services - 0.5%
Cerved Information Solutions SpA (a)	79,242	418,474
Challenger Ltd./Australia	177,888	939,699
Cielo SA	10,100	158,328
Intercontinental Exchange, Inc.	21,000	4,605,090
ORIX Corp.	223,700	2,814,770
Power Finance Corp. Ltd.	45,340	215,371
Premium Leisure Corp. (a)	3,302,000	156,915

		9,308,647

Insurance - 3.7%
Admiral Group PLC	162,520	3,334,113
AIA Group Ltd.	837,400	4,602,595
Allstate Corp. (The)	120,158	8,441,099
American Financial Group, Inc./OH	5,150	312,708
American International Group, Inc.	216,900	12,148,569
Aon PLC	98,000	9,293,340
Aspen Insurance Holdings Ltd.	6,670	291,946
Assurant, Inc.	40,930	2,800,840
BB Seguridade Participacoes SA	49,000	592,822
Chubb Corp. (The)	60,200	6,228,894
CNO Financial Group, Inc.	16,890	290,846
Direct Line Insurance Group PLC	215,230	973,613
Everest Re Group Ltd.	13,100	2,230,930

Company	Shares	U.S. $ Value
Gjensidige Forsikring ASA	64,030	$1,044,802
Hanover Insurance Group, Inc. (The)	4,150	295,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,610	4,303,359
PartnerRe Ltd.	78,274	8,933,412
Prudential PLC	140,660	3,251,985
StanCorp Financial Group, Inc.	2,860	199,800
Suncorp Group Ltd.	116,831	1,334,652
Topdanmark A/S (a)	20,910	678,667
Tryg A/S	7,220	806,740
Validus Holdings Ltd.	6,070	252,269

		72,643,979

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	92,865	9,179,705
DDR Corp.	11,580	212,609
DiamondRock Hospitality Co.	19,340	287,586
LTC Properties, Inc.	6,520	281,468
Medical Properties Trust, Inc.	17,360	239,221
Mid-America Apartment Communities, Inc.	2,510	187,447
Parkway Properties, Inc./Md	11,080	203,761
STAG Industrial, Inc.	7,820	191,590

		10,783,387

Real Estate Management & Development - 0.5%
Ayala Land, Inc.	1,297,000	967,143
China Overseas Land & Investment Ltd.	106,000	314,252
China Vanke Co., Ltd.-Class H (a)	115,400	255,405
CIFI Holdings Group Co., Ltd.	476,000	95,391
Country Garden Holdings Co., Ltd.	363,933	143,810
Daito Trust Construction Co., Ltd.	21,700	2,461,600
Global Logistic Properties Ltd.	2,091,000	3,898,464
Huaku Development Co., Ltd.	21,000	37,658
Kaisa Group Holdings Ltd. (c)(d)	204,000	41,828
KWG Property Holding Ltd.	539,500	367,374
Mitsubishi Estate Co., Ltd.	32,000	674,268
Mitsui Fudosan Co., Ltd.	5,000	134,078
Pruksa Real Estate PCL	214,500	187,443
Shimao Property Holdings Ltd.	82,000	182,016
Sunac China Holdings Ltd.	348,000	351,984

		10,112,714

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	7,949	204,369
Housing Development Finance Corp., Ltd.	160,390	2,868,700
LIC Housing Finance Ltd.	19,440	133,621

		3,206,690

		239,737,841

Information Technology - 11.3%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	406,980	4,818,643
BYD Electronic International Co., Ltd.	364,000	350,083
F5 Networks, Inc. (a)	22,100	2,883,276
Finisar Corp. (a)	7,900	153,339
Harris Corp.	3,480	249,934

Company	Shares	U.S. $ Value
Palo Alto Networks, Inc. (a)	2,480	$303,974
VTech Holdings Ltd.	50,000	718,279

		9,477,528

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	125,850	6,771,989
Anixter International, Inc. (a)	1,840	162,766
Arrow Electronics, Inc. (a)	5,280	305,659
Avnet, Inc.	6,820	293,396
CDW Corp./DE	6,980	245,487
Innolux Corp.	147,294	71,189
Insight Enterprises, Inc. (a)	8,820	228,350
Jabil Circuit, Inc.	8,130	177,478
Ju Teng International Holdings Ltd.	198,000	97,689
LG Display Co., Ltd. (a)	4,430	134,359
TTM Technologies, Inc. (a)	17,600	132,528
Unimicron Technology Corp.	120,000	90,890
Vishay Intertechnology, Inc.	20,220	286,113
Yageo Corp.	20,022	32,123
Zebra Technologies Corp.-Class A (a)	3,820	295,706

		9,325,722

Internet Software & Services - 1.8%
Alibaba Group Holding Ltd. (ADR) (a)	1,881	195,511
Baidu, Inc. (Sponsored ADR) (a)	11,990	2,733,360
CoStar Group, Inc. (a)	1,366	250,838
eBay, Inc. (a)	127,900	7,177,748
Facebook, Inc.-Class A (a)	71,100	5,547,222
Google, Inc.-Class A (a)	11,100	5,890,326
Google, Inc.-Class C (a)	18,200	9,580,480
HomeAway, Inc. (a)	6,705	199,675
Just Dial Ltd.	7,098	151,960
Pandora Media, Inc. (a)	10,920	194,704
Telecity Group PLC	177,244	2,213,741
Tencent Holdings Ltd.	28,400	410,917

		34,546,482

IT Services - 2.5%
Amdocs Ltd.	129,006	6,018,775
Booz Allen Hamilton Holding Corp.	104,400	2,769,732
DH Corp.	6,700	211,473
Fidelity National Information Services, Inc.	155,900	9,696,980
Fiserv, Inc. (a)	68,400	4,854,348
Genpact Ltd. (a)	11,970	226,592
HCL Technologies Ltd.	39,910	1,012,427
Obic Co., Ltd.	39,100	1,268,783
QIWI PLC (Sponsored ADR)	2,488	50,233
Tata Consultancy Services Ltd.	21,090	856,663
VeriFone Systems, Inc. (a)	6,860	255,192
Visa, Inc.-Class A	54,800	14,368,560
Xerox Corp.	541,800	7,509,348

		49,099,106

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (a)	30,100	$80,367
Advanced Semiconductor Engineering, Inc.	967,000	1,148,436
Advanced Semiconductor Engineering, Inc. (ADR)	71,720	439,644
Cavium, Inc. (a)	3,752	231,949
Fairchild Semiconductor International, Inc. (a)	10,220	172,514
Infineon Technologies AG	66,214	700,667
Intersil Corp.-Class A	11,470	165,971
King Yuan Electronics Co., Ltd.	180,000	143,610
Kinsus Interconnect Technology Corp.	106,000	350,236
Lam Research Corp.	3,690	292,765
Mellanox Technologies Ltd. (a)	5,250	224,333
Novatek Microelectronics Corp.	202,000	1,128,795
NXP Semiconductors NV (a)	56,400	4,308,960
ON Semiconductor Corp. (a)	20,250	205,133
Samsung Electronics Co., Ltd. (Preference Shares)	60	56,434
SK Hynix, Inc. (a)	20,820	889,751
Sumco Corp.	96,000	1,374,346
Taiwan Semiconductor Manufacturing Co., Ltd.	357,000	1,572,753
Teradyne, Inc.	11,850	234,511
Tokyo Electron Ltd.	15,400	1,167,785

		14,888,960

Software - 2.6%
ANSYS, Inc. (a)	105,800	8,675,600
Aspen Technology, Inc. (a)	5,370	188,057
Barracuda Networks, Inc. (a)	5,357	191,995
Cadence Design Systems, Inc. (a)	14,050	266,529
Dassault Systemes	24,228	1,477,432
Electronic Arts, Inc. (a)	244,390	11,489,996
Guidewire Software, Inc. (a)	4,381	221,810
Microsoft Corp.	365,600	16,982,120
NetSuite, Inc. (a)	28,220	3,080,777
Open Text Corp.	5,030	292,717
Oracle Corp.	51,600	2,320,452
Oracle Corp. Japan	35,100	1,430,193
SAP SE	6,087	425,045
ServiceNow, Inc. (a)	42,208	2,863,813
SolarWinds, Inc. (a)	6,993	348,461
Tableau Software, Inc.-Class A (a)	3,249	275,385
Ultimate Software Group, Inc. (The) (a)	1,920	281,885

		50,812,267

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (b)	205,600	22,694,128
Asustek Computer, Inc.	109,000	1,189,299
Casetek Holdings Ltd.	59,000	332,228
Catcher Technology Co., Ltd.	235,000	1,814,772
EMC Corp./MA	212,400	6,316,776
Hewlett-Packard Co. (b)	420,000	16,854,600
Inventec Corp.	203,000	135,766
Lite-On Technology Corp.	116,050	132,573
NCR Corp. (a)	9,530	277,704

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	590	$709,325
Samsung Electronics Co., Ltd. (GDR) (e)	1,640	760,578
Samsung Electronics Co., Ltd. (GDR) (London) (e)	2,040	1,224,504

		52,442,253

		220,592,318

Consumer Discretionary - 10.3%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	48,300	1,735,343
Cie Generale des Etablissements Michelin-Class B	22,494	2,030,459
Dana Holding Corp.	10,840	235,662
Lear Corp.	2,880	282,470
Plastic Omnium SA	41,650	1,130,291
Sumitomo Electric Industries Ltd.	153,300	1,914,606
Tenneco, Inc. (a)	5,230	296,070
Valeo SA	20,300	2,525,932

		10,150,833

Automobiles - 1.1%
Ford Motor Co.	701,800	10,877,900
Great Wall Motor Co., Ltd.-Class H	308,000	1,748,118
Honda Motor Co., Ltd.	94,800	2,781,268
Hyundai Motor Co. (a)	1,450	221,496
Hyundai Motor Co. (Preference Shares) (a)	400	45,672
Kia Motors Corp. (a)	5,560	264,189
Tata Motors Ltd. (Sponsored ADR)	10,030	424,068
Tata Motors Ltd.-Class A	43,370	229,575
Thor Industries, Inc.	3,860	215,658
Toyota Motor Corp.	64,200	4,000,774

		20,808,718

Distributors - 0.0%
LKQ Corp. (a)	13,690	384,963

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	6,171	290,099
Estacio Participacoes SA	198,700	1,780,541
Grand Canyon Education, Inc. (a)	7,610	355,082
Kroton Educacional SA	372,600	2,172,636
New Oriental Education & Technology Group, Inc. (ADR) (a)	12,960	264,514
TAL Education Group (ADR) (a)	18,203	511,322

		5,374,194

Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	305,000	231,748
Bloomin’ Brands, Inc. (a)	14,730	364,715
Buffalo Wild Wings, Inc. (a)	1,690	304,842
Galaxy Entertainment Group Ltd.	77,000	427,867
Melco International Development Ltd.	636,000	1,393,907
Merlin Entertainments PLC (e)	260,108	1,609,456
NagaCorp Ltd.	162,000	132,015
Norwegian Cruise Line Holdings Ltd. (a)	4,688	219,211

Company	Shares	U.S. $ Value
Oriental Land Co., Ltd./Japan	3,200	$737,964
Sands China Ltd.	84,400	411,410
Sodexo SA	20,950	2,050,676
Starbucks Corp.	161,700	13,267,485
Tabcorp Holdings Ltd.	86,850	293,181
Tatts Group Ltd.	416,404	1,171,137
Wyndham Worldwide Corp.	3,190	273,574
Yum! Brands, Inc.	17,350	1,263,947

		24,153,135

Household Durables - 0.1%
Even Construtora e Incorporadora SA	65,100	133,227
Hanssem Co., Ltd. (a)	1,357	141,051
Helen of Troy Ltd. (a)	3,350	217,951
Meritage Homes Corp. (a)	6,950	250,130
PulteGroup, Inc.	10,300	221,038
Rossi Residencial SA (a)	19,200	24,486
Skyworth Digital Holdings Ltd.	536,000	290,061
Tempur Sealy International, Inc. (a)	5,130	281,688

		1,559,632

Internet & Catalog Retail - 0.5%
JD.com, Inc. (ADR) (a)	8,449	195,510
Just Eat PLC (a)	207,278	1,000,529
Priceline Group, Inc. (The) (a)	7,286	8,307,570
Vipshop Holdings Ltd. (ADR) (a)	20,180	394,317

		9,897,926

Leisure Products - 0.3%
Polaris Industries, Inc.	40,510	6,126,732

Media - 2.3%
AMC Networks, Inc.-Class A (a)	2,620	167,077
Cineplex, Inc.	17,930	691,859
Comcast Corp.-Class A	187,800	10,894,278
CTS Eventim AG & Co. KGaA	9,820	289,314
Liberty Global PLC-Class A (a)	5,043	253,184
Liberty Global PLC-Series C (a)	64,142	3,098,700
Naspers Ltd.-Class N	31,624	4,090,726
Reed Elsevier PLC	65,230	1,114,258
Sky PLC	35,090	489,727
Smiles SA	16,200	280,645
Surya Citra Media Tbk PT	369,500	104,274
Thomson Reuters Corp.	36,900	1,488,641
Time Warner, Inc.	103,109	8,807,571
Walt Disney Co. (The) (b)	133,082	12,534,994

		44,305,248

Multiline Retail - 0.7%
B&M European Value Retail SA	564,572	2,507,836
Big Lots, Inc.	6,190	247,724
Canadian Tire Corp., Ltd.-Class A	2,610	275,737
Dillard’s, Inc.-Class A	1,890	236,590
Dollar General Corp. (a)	116,700	8,250,690
Matahari Department Store Tbk PT	221,500	266,899

Company	Shares	U.S. $ Value
Next PLC	8,970	$951,330
Poundland Group PLC (a)	236,250	1,208,497

		13,945,303

Specialty Retail - 1.9%
AutoZone, Inc. (a)	9,900	6,129,189
Brown Shoe Co., Inc.	6,850	220,227
Cabela’s, Inc. (a)	3,060	161,293
Children’s Place, Inc. (The)	4,840	275,880
Chow Tai Fook Jewellery Group Ltd.	108,147	144,841
Fielmann AG	5,030	343,521
Five Below, Inc. (a)	9,538	389,436
Foschini Group Ltd. (The)	5,732	65,806
GameStop Corp.-Class A	157,950	5,338,710
Home Depot, Inc. (The)	131,300	13,782,561
L’Occitane International SA	20,250	51,182
Luk Fook Holdings International Ltd.	9,000	33,751
Mr. Price Group Ltd.	5,080	102,763
Office Depot, Inc. (a)	608,141	5,214,809
Pier 1 Imports, Inc.	12,320	189,728
Shimamura Co., Ltd.	10,400	897,488
Sports Direct International PLC (a)	205,455	2,260,151
Tractor Supply Co.	3,300	260,106
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,230	412,923
Yamada Denki Co., Ltd.	387,100	1,298,767

		37,573,132

Textiles, Apparel & Luxury Goods - 1.3%
Cie Financiere Richemont SA	45,689	4,050,723
Cie Financiere Richemont SA (Johannesburg)	79,549	719,074
Crocs, Inc. (a)	14,410	179,981
Eclat Textile Co., Ltd.	47,880	481,213
Global Brands Group Holding Ltd. (a)	1,828,000	356,955
HUGO BOSS AG	11,841	1,448,529
NIKE, Inc.-Class B	109,300	10,509,195
Samsonite International SA	592,400	1,755,544
Titan Co., Ltd.	71,385	430,011
Under Armour, Inc.-Class A (a)	3,020	205,058
VF Corp.	59,980	4,492,502
Yue Yuen Industrial Holdings Ltd.	206,000	739,410

		25,368,195

		199,648,011

Health Care - 7.7%
Biotechnology - 1.4%
Actelion Ltd. (REG) (a)	28,795	3,314,911
Agios Pharmaceuticals, Inc. (a)	464	51,987
Biogen Idec, Inc. (a)	27,700	9,402,765
CSL Ltd.	16,100	1,130,956
Gilead Sciences, Inc. (a)	140,900	13,281,234
Isis Pharmaceuticals, Inc. (a)	996	61,493
Juno Therapeutics, Inc. (a)	735	38,382
NPS Pharmaceuticals, Inc. (a)	3,252	116,324
Pharmacyclics, Inc. (a)	1,470	179,722

Company	Shares	U.S. $ Value
Puma Biotechnology, Inc. (a)	860	$162,772
Receptos, Inc. (a)	773	94,700
Synageva BioPharma Corp. (a)	1,094	101,512
TESARO, Inc. (a)	3,045	113,243

		28,050,001

Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (a)	4,550	254,391
DBV Technologies SA (Sponsored ADR) (a)	2,627	71,244
HeartWare International, Inc. (a)	2,210	162,280
Insulet Corp. (a)	4,140	190,688
Intuitive Surgical, Inc. (a)	13,700	7,246,478
Medtronic, Inc.	28,042	2,024,633
Sirona Dental Systems, Inc. (a)	2,860	249,878

		10,199,592

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	6,664	407,903
Aetna, Inc.	124,500	11,059,335
Anthem, Inc.	110,000	13,823,700
Bangkok Dusit Medical Services PCL-Class F	43,000	22,480
Envision Healthcare Holdings, Inc. (a)	8,682	301,179
LifePoint Hospitals, Inc. (a)	3,630	261,033
McKesson Corp.	10,671	2,215,086
Molina Healthcare, Inc. (a)	3,130	167,549
Premier, Inc.-Class A (a)	6,748	226,260
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	136,300	306,902
Sonic Healthcare Ltd.	120,360	1,810,763
UnitedHealth Group, Inc.	44,065	4,454,531
WellCare Health Plans, Inc. (a)	3,510	288,031

		35,344,752

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	17,233	4,398,758
ICON PLC (a)	3,565	181,779
Quintiles Transnational Holdings, Inc. (a)	104,919	6,176,582

		10,757,119

Pharmaceuticals - 3.4%
Actavis PLC (a)	32,600	8,391,566
Akorn, Inc. (a)	9,602	347,592
Allergan, Inc./United States	43,400	9,226,406
Astellas Pharma, Inc.	150,600	2,096,668
GlaxoSmithKline PLC	181,511	3,894,064
GW Pharmaceuticals PLC (ADR) (a)	1,219	82,502
Indivior PLC (a)	18,979	44,193
Jazz Pharmaceuticals PLC (a)	1,940	317,636
Johnson & Johnson	129,900	13,583,643
Lupin Ltd.	10,914	246,758
Merck & Co., Inc.	60,500	3,435,795
Novartis AG	19,710	1,827,974
Novo Nordisk A/S-Class B	51,261	2,168,328

Company	Shares	U.S. $ Value
Orion Oyj-Class B	14,700	$457,177
Pfizer, Inc.	448,402	13,967,722
Richter Gedeon Nyrt	7,300	98,309
Roche Holding AG	17,020	4,611,436
Sun Pharmaceutical Industries Ltd.	96,210	1,257,981
Tetraphase Pharmaceuticals, Inc. (a)	2,260	89,745

		66,145,495

		150,496,959

Industrials - 6.1%
Aerospace & Defense - 2.1%
Airbus Group NV	72,220	3,570,412
Boeing Co. (The)	30,400	3,951,392
Hexcel Corp. (a)	9,000	373,410
L-3 Communications Holdings, Inc.	59,597	7,521,737
Lockheed Martin Corp.	45,300	8,723,421
Precision Castparts Corp.	10,600	2,553,328
Raytheon Co.	96,700	10,460,039
Safran SA	23,280	1,436,259
Spirit Aerosystems Holdings, Inc.-Class A (a)	7,480	321,939
TransDigm Group, Inc.	1,582	310,626
Zodiac Aerospace	51,824	1,744,799

		40,967,362

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	5,360	239,110
Oesterreichische Post AG	9,000	439,757
Singapore Post Ltd.	243,000	351,548

		1,030,415

Airlines - 0.6%
Delta Air Lines, Inc.	170,292	8,376,663
International Consolidated Airlines Group SA (a)	325,640	2,451,440
Qantas Airways Ltd. (a)	685,840	1,332,116
Turk Hava Yollari (a)	63,615	261,392

		12,421,611

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	182,063	2,982,605
Berendsen PLC	20,020	342,186
Edenred	75,902	2,099,145
Regus PLC	81,467	263,032

		5,686,968

Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	10,772	327,146
Granite Construction, Inc.	5,950	226,219
IRB Infrastructure Developers Ltd.	54,180	225,344
Larsen & Toubro Ltd.	8,900	209,590
Tutor Perini Corp. (a)	10,680	257,067

		1,245,366

Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	28,462	371,346
AMETEK, Inc.	5,984	314,938

Company	Shares	U.S. $ Value
General Cable Corp.	8,210	$122,329
Regal-Beloit Corp.	3,190	239,888

		1,048,501

Industrial Conglomerates - 0.6%
Alliance Global Group, Inc.	718,500	358,916
Bidvest Group Ltd. (The)	11,900	311,112
Carlisle Cos., Inc.	4,030	363,667
Danaher Corp. (b)	114,500	9,813,795
SM Investments Corp.	12,623	228,085
Toshiba Corp.	409,000	1,724,875

		12,800,450

Machinery - 0.6%
Actuant Corp.-Class A	4,960	135,110
IDEX Corp.	5,050	393,092
ITT Corp.	215,266	8,709,663
JTEKT Corp.	121,000	2,036,404
Lincoln Electric Holdings, Inc.	4,710	325,414
Middleby Corp. (The) (a)	4,260	422,166
Oshkosh Corp.	2,770	134,760
Terex Corp.	5,420	151,110
Valmont Industries, Inc.	2,078	263,906

		12,571,625

Marine - 0.1%
Kirby Corp. (a)	4,299	347,101
Nippon Yusen KK	553,000	1,561,952

		1,909,053

Professional Services - 0.7%
51job, Inc. (ADR) (a)	7,442	266,796
Applus Services SA (a)	80,830	890,304
Bureau Veritas SA	151,012	3,345,815
Capita PLC	266,913	4,475,514
Intertek Group PLC	91,845	3,324,054
Robert Half International, Inc.	7,410	432,596
Teleperformance	17,050	1,160,595

		13,895,674

Road & Rail - 0.6%
CAR, Inc. (a)	93,000	124,430
Central Japan Railway Co.	11,700	1,753,552
ComfortDelGro Corp., Ltd.	119,000	232,873
Con-way, Inc.	2,940	144,589
Genesee & Wyoming, Inc.-Class A (a)	3,645	327,759
Globaltrans Investment PLC (Sponsored GDR) (e)	18,928	95,371
Ryder System, Inc.	2,830	262,766
Union Pacific Corp.	67,700	8,065,101

		11,006,441

Trading Companies & Distributors - 0.2%
Brenntag AG	43,130	2,411,401
Bunzl PLC	23,030	629,576
MSC Industrial Direct Co., Inc.-Class A	2,210	179,563

Company	Shares	U.S. $ Value
United Rentals, Inc. (a)	3,150	$321,331
WESCO International, Inc. (a)	3,520	268,259

		3,810,130

		118,393,596

Consumer Staples - 5.5%
Beverages - 1.3%
Anheuser-Busch InBev NV	5,770	649,363
Asahi Group Holdings Ltd.	27,200	841,495
Dr Pepper Snapple Group, Inc.	129,500	9,282,560
Heineken NV	19,870	1,410,923
Monster Beverage Corp. (a)	92,300	10,000,705
PepsiCo, Inc.	43,700	4,132,272

		26,317,318

Food & Staples Retailing - 2.1%
7-Eleven Malaysia Holdings Bhd (a)	169,524	72,726
Alimentation Couche-Tard, Inc.-Class B	29,009	1,215,741
Axfood AB	2,270	135,500
Bizim Toptan Satis Magazalari AS	3,460	28,216
Costco Wholesale Corp.	62,100	8,802,675
CP ALL PCL	40,300	52,059
CVS Health Corp.	141,600	13,637,496
Diplomat Pharmacy, Inc. (a)	1,100	30,107
Jean Coutu Group PJC, Inc. (The)-Class A	25,490	621,124
Koninklijke Ahold NV	151,909	2,699,857
Kroger Co. (The)	139,980	8,988,116
Lawson, Inc.	7,500	453,211
Lenta Ltd. (GDR) (a)(e)	70,664	477,689
Magnit PJSC (Sponsored GDR) (e)	11,720	531,523
Olam International Ltd.	867,038	1,315,799
Sprouts Farmers Market, Inc. (a)	8,873	301,504
Sugi Holdings Co., Ltd.	5,400	220,425
Tsuruha Holdings, Inc.	4,800	277,743
X5 Retail Group NV (GDR) (a)(e)	16,150	196,687

		40,058,198

Food Products - 0.5%
Dean Foods Co.	18,915	366,573
Gruma SAB de CV-Class B	18,380	196,547
Ingredion, Inc.	2,300	195,132
JBS SA	67,400	283,982
Keurig Green Mountain, Inc.	1,546	204,683
Mead Johnson Nutrition Co.-Class A	78,300	7,872,282
MHP SA (GDR) (e)	5,900	54,280
Nestle SA	16,590	1,209,427
Unilever PLC	7,388	300,161
Universal Robina Corp.	16,370	71,371
WH Group Ltd. (a)(e)	183,500	104,410

		10,858,848

Household Products - 0.1%
Reckitt Benckiser Group PLC	18,979	1,537,184

Company	Shares	U.S. $ Value
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	91,900	$7,002,780
Kao Corp.	28,600	1,127,828

		8,130,608

Tobacco - 1.1%
Altria Group, Inc.	125,244	6,170,772
British American Tobacco PLC	108,420	5,875,382
Imperial Tobacco Group PLC	45,830	2,017,414
KT&G Corp. (a)	1,200	83,320
Philip Morris International, Inc.	80,600	6,564,870

		20,711,758

		107,613,914

Materials - 3.1%
Chemicals - 2.3%
A Schulman, Inc.	4,490	181,980
Arkema SA	23,188	1,533,581
Chr Hansen Holding A/S	31,360	1,389,353
Denki Kagaku Kogyo KK	271,000	992,558
Dow Chemical Co. (The)	132,600	6,047,886
Essentra PLC	366,532	4,155,040
Givaudan SA (a)	550	986,621
Huabao International Holdings Ltd.	177,000	144,244
Huntsman Corp.	5,440	123,923
Hyosung Corp. (a)	7,010	435,040
IMCD Group NV (a)	8,374	285,749
JSR Corp.	121,300	2,082,027
Koninklijke DSM NV	26,947	1,643,578
LyondellBasell Industries NV-Class A	66,500	5,279,435
Mitsubishi Gas Chemical Co., Inc.	159,000	798,004
Monsanto Co.	66,200	7,908,914
PolyOne Corp.	9,351	354,496
Sherwin-Williams Co. (The)	40,400	10,626,816
UPL Ltd.	19,170	104,948

		45,074,193

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	17,592	118,440
Grasim Industries Ltd.	269	14,381
Grasim Industries Ltd. (GDR) (e)	3,604	193,130
West China Cement Ltd.	592,000	62,023

		387,974

Containers & Packaging - 0.5%
Avery Dennison Corp.	4,370	226,715
Ball Corp.	144,886	9,876,879
Graphic Packaging Holding Co. (a)	12,850	175,017

		10,278,611

Metals & Mining - 0.2%
Dowa Holdings Co., Ltd.	81,861	650,387
KGHM Polska Miedz SA	1,620	49,385
MMC Norilsk Nickel OJSC (ADR)	6,520	92,810
Rio Tinto PLC	28,330	1,305,930
Steel Dynamics, Inc.	9,190	181,411

Company	Shares	U.S. $ Value
Tata Steel Ltd.	31,880	$200,676
Ternium SA (Sponsored ADR)	3,076	54,261

		2,534,860

Paper & Forest Products - 0.1%
Mondi PLC	74,510	1,210,451
Nine Dragons Paper Holdings Ltd.	261,000	227,277
Sappi Ltd. (a)	92,590	335,707

		1,773,435

		60,049,073

Energy - 3.1%
Energy Equipment & Services - 0.4%
FMC Technologies, Inc. (a)	3,043	142,534
Oceaneering International, Inc.	3,999	235,181
Schlumberger Ltd. (b)	85,100	7,268,391
Superior Energy Services, Inc.	5,450	109,818

		7,755,924

Oil, Gas & Consumable Fuels - 2.7%
BG Group PLC	190,468	2,548,786
Bill Barrett Corp. (a)	12,390	141,122
China Petroleum & Chemical Corp.-Class H	338,800	274,373
Concho Resources, Inc. (a)	1,470	146,633
EOG Resources, Inc.	19,800	1,822,986
Gazprom OAO (Sponsored ADR)	111,210	505,607
Hess Corp.	158,600	11,707,852
JX Holdings, Inc.	606,900	2,361,815
KazMunaiGas Exploration Production JSC (GDR) (e)	10,250	148,625
Lukoil OAO (London) (Sponsored ADR)	18,760	719,446
Murphy Oil Corp.	74,643	3,770,964
Oasis Petroleum, Inc. (a)	2,730	45,154
Occidental Petroleum Corp.	148,000	11,930,280
Petroleo Brasileiro SA (Sponsored ADR)	151,253	1,146,498
Petronet LNG Ltd.	90,460	298,802
Rosetta Resources, Inc. (a)	7,370	164,425
Royal Dutch Shell PLC-Class B	30,259	1,045,481
SM Energy Co.	3,340	128,857
Statoil ASA	33,570	591,061
Total SA	46,660	2,390,485
Valero Energy Corp.	197,705	9,786,398

		51,675,650

		59,431,574

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	268,918	477,011
Nippon Telegraph & Telephone Corp.	57,000	2,911,708
Singapore Telecommunications Ltd.	261,000	765,674
Swisscom AG	1,630	855,322
Telecom Italia SpA (savings shares)	2,620,969	2,191,246
Telekomunikasi Indonesia Persero Tbk PT	937,000	215,350
Telenor ASA	82,000	1,658,746
Telstra Corp., Ltd.	197,560	959,119

Company	Shares	U.S. $ Value
Verizon Communications, Inc.	147,500	$6,900,050
Vivendi SA (a)	92,904	2,312,430

		19,246,656

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	184,000	2,159,908
SK Telecom Co., Ltd.	1,160	283,728
SoftBank Corp.	43,600	2,595,214
StarHub Ltd.	64,000	199,959
Tower Bersama Infrastructure Tbk PT	797,000	623,346
Turkcell Iletisim Hizmetleri AS (a)	51,280	312,935
Vodafone Group PLC	765,646	2,625,114

		8,800,204

		28,046,860

Utilities - 1.1%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	73,200	4,444,704
Electricite de France SA	74,870	2,061,051
Elia System Operator SA/NV	12,830	597,454
Light SA	20,300	129,978
PNM Resources, Inc.	10,680	316,448
Power Assets Holdings Ltd.	134,500	1,299,483
Westar Energy, Inc.	7,480	308,475

		9,157,593

Gas Utilities - 0.0%
Atmos Energy Corp.	4,650	259,191
Southwest Gas Corp.	4,980	307,814
UGI Corp.	6,965	264,531

		831,536

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	137,724	397,373
China Resources Power Holdings Co., Ltd.	32,000	82,235
Datang International Power Generation Co., Ltd.-Class H	110,000	59,394
Huadian Power International Corp. Ltd.-Class H	350,000	303,637
Huaneng Power International, Inc.-Class H	102,000	138,090
NTPC Ltd.	111,040	252,479

		1,233,208

Multi-Utilities - 0.5%
DTE Energy Co.	103,476	8,937,222
United Utilities Group PLC	21,510	305,526

		9,242,748

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	38,300	246,669

Company	Shares	U.S. $ Value
Cia de Saneamento de Minas Gerais-COPASA	23,000	$217,869

		464,538

		20,929,623

Total Common Stocks (cost $993,386,637)		1,204,939,769

INVESTMENT COMPANIES - 18.6%
Funds and Investment Trusts - 18.6%
AB Pooling Portfolio - Multi-Asset Real Return Portfolio (f)	17,459,862	125,536,410
iShares Core MSCI Emerging Markets ETF	347,780	16,356,093
SPDR S&P 500 ETF Trust	1,069,332	219,747,726

Total Investment Companies (cost $372,615,583)		361,640,229

WARRANTS - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Muscat SAOG, Citigroup Global Markets, expiring 2/04/16 (a)	12,750	19,340
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(e)	15,540	267,383
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	15,658	294,582
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	15,254	70,603
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (a)	48,800	169,751
Union Bank of India, Merrill Lynch Intl & Co., expiring 8/20/18 (a)	20,416	77,301

		898,960

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	114,873	349,011
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(e)	9,552	168,255

		517,266

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	93,837	185,482

		1,601,708

Industrials - 0.0%
Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	138,460	56,547

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	77,730	148,170

		204,717

Company	Shares	U.S. $ Value
Materials - 0.0%
Chemicals - 0.0%
UPL Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	32,610	$179,476

Total Warrants (cost $1,461,128)		1,985,901

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
DGB Financial Group, expiring 1/13/15 (a) (cost $0)	4	4

SHORT-TERM INVESTMENTS - 18.4%
Investment Companies - 17.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (f)(g) (cost $345,648,555)	345,648,555	345,648,555

	Principal Amount (000)
U.S. Treasury Bills - 0.6%
U.S. Treasury Bill Zero Coupon 1/02/15-3/12/15 (cost $11,999,975)	$12,000	11,999,975

Total Investments - 99.0% (cost $1,725,111,878) (h)		1,926,214,433
Other assets less liabilities - 1.0%		18,790,453

Net Assets - 100.0%		$1,945,004,886

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	6	March 2015	$616,486	$627,705	$11,219
Euro STOXX 50 Futures	983	March 2015	35,632,412	37,266,388	1,633,976
FTSE 100 Index Futures	327	March 2015	32,269,556	33,242,740	973,184
Hang Seng Index Futures	22	January 2015	3,321,103	3,354,620	33,517
Russell 2000 E Mini Futures	51	March 2015	5,902,406	6,123,570	221,164
S&P Mid 400 E Mini Futures	56	March 2015	7,900,060	8,112,160	212,100
SPI 200 Futures	77	March 2015	8,081,175	8,459,760	378,585
TOPIX Index Futures	1,001	March 2015	119,646,581	117,624,604	(2,021,977)
Sold Contracts
10 Yr Canadian Bond Futures	20	March 2015	2,338,747	2,384,576	(45,829)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
10 Yr Japan Bond (OSE) Futures	13	March 2015	$15,952,007	$16,039,990	$(87,983)
Euro BUXL 30 Yr Bond Futures	15	March 2015	2,685,563	2,813,004	(127,441)
Euro-BOBL Future	43	March 2015	6,731,337	6,778,750	(47,413)
Euro-BUND Futures	34	March 2015	6,297,923	6,412,758	(114,835)
Long GILT Futures	30	March 2015	5,439,783	5,588,988	(149,205)
U.S. Long Bond (CBT) Futures	101	March 2015	14,152,482	14,600,813	(448,331)
U.S. T-Note 5 Yr (CBT) Futures	248	March 2015	29,486,927	29,494,563	(7,636)
U.S. T-Note 10 Yr (CBT) Futures	169	March 2015	21,295,080	21,428,672	(133,592)
U.S. Ultra Bond Futures	71	March 2015	11,139,688	11,728,313	(588,625)

					$(309,122)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	1,112,121	USD	10,423	2/18/15	$1,135,182
Barclays Bank PLC	NOK	21,227	USD	3,096	2/18/15	251,544
Barclays Bank PLC	USD	4,343	SEK	32,015	2/18/15	(235,890)
BNP Paribas SA	KRW	984,180	USD	904	2/17/15	5,937
BNP Paribas SA	AUD	25,400	USD	20,997	2/18/15	326,696
BNP Paribas SA	GBP	25,813	USD	41,603	2/18/15	1,384,492
BNP Paribas SA	JPY	1,723,603	USD	16,149	2/18/15	1,754,069
BNP Paribas SA	USD	11,173	AUD	12,961	2/18/15	(625,347)
BNP Paribas SA	USD	11,578	GBP	7,212	2/18/15	(340,958)
BNP Paribas SA	USD	7,563	NZD	9,638	2/18/15	(76,496)
Citibank	CAD	1,101	USD	982	2/18/15	35,557
Citibank	EUR	1,474	USD	1,866	2/18/15	81,320
Citibank	USD	2,217	EUR	1,770	2/18/15	(74,135)
Citibank	USD	4,381	SEK	32,358	2/18/15	(229,787)
Credit Suisse International	USD	8,230	EUR	6,613	2/18/15	(224,246)
Deutsche Bank AG	GBP	1,409	USD	2,196	2/18/15	592
Deutsche Bank AG	USD	4,869	EUR	3,914	2/18/15	(131,164)
Deutsche Bank AG	USD	3,163	GBP	2,023	2/18/15	(10,614)
Deutsche Bank AG	USD	5,207	JPY	612,860	2/18/15	(88,466)
Goldman Sachs Bank USA	BRL	7,829	USD	2,947	1/05/15	2,218
Goldman Sachs Bank USA	USD	2,949	BRL	7,829	1/05/15	(3,550)
Goldman Sachs Bank USA	BRL	7,829	USD	2,924	2/03/15	1,213
Goldman Sachs Bank USA	AUD	22,896	USD	19,933	2/18/15	1,300,769
Goldman Sachs Bank USA	EUR	12,866	USD	15,947	2/18/15	372,142
Goldman Sachs Bank USA	JPY	1,075,019	USD	9,567	2/18/15	588,799
Goldman Sachs Bank USA	USD	6,957	CHF	6,705	2/18/15	(208,242)
HSBC Bank USA	GBP	10,209	USD	16,394	2/18/15	487,970
HSBC Bank USA	HKD	28,356	USD	3,655	2/18/15	(1,414)
HSBC Bank USA	HKD	74,353	USD	9,591	2/18/15	2,721
HSBC Bank USA	JPY	96,710	USD	844	2/18/15	36,336
HSBC Bank USA	USD	2,758	JPY	297,596	2/18/15	(272,756)
JPMorgan Chase Bank	BRL	7,829	USD	3,074	1/05/15	129,129
JPMorgan Chase Bank	USD	2,947	BRL	7,829	1/05/15	(2,218)
JPMorgan Chase Bank	CAD	2,267	USD	2,014	2/18/15	64,928
Morgan Stanley & Co., Inc.	USD	2,485	EUR	2,001	2/18/15	(62,450)
Royal Bank of Scotland PLC	JPY	2,104,330	USD	18,238	2/18/15	663,016
Standard Chartered Bank	USD	6,065	AUD	6,905	2/18/15	(445,697)
Standard Chartered Bank	USD	1,892	HKD	14,676	2/18/15	453
State Street Bank & Trust Co.	CAD	99	USD	87	2/18/15	1,381

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	16,184	USD	17,157	2/18/15	$866,431
State Street Bank & Trust Co.	EUR	16,060	USD	19,940	2/18/15	498,542
State Street Bank & Trust Co.	GBP	2,108	USD	3,405	2/18/15	120,981
State Street Bank & Trust Co.	JPY	286,670	USD	2,468	2/18/15	73,562
State Street Bank & Trust Co.	USD	16,339	EUR	13,111	2/18/15	(467,125)
State Street Bank & Trust Co.	USD	617	HKD	4,785	2/18/15	(21)
UBS AG	CAD	4,914	USD	4,289	2/18/15	63,609
UBS AG	EUR	2,750	USD	3,500	2/18/15	171,200
UBS AG	GBP	1,354	USD	2,117	2/18/15	7,517
UBS AG	USD	743	CAD	838	2/18/15	(22,745)

						$6,904,985

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA SPDR S&P 500 ETF Trust	171,915	LIBOR Plus 0.27%	USD 34,299	6/15/15	$1,024,009

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $5,831,891 or 0.3% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $246,794,690 and gross unrealized depreciation of investments was $(45,692,135), resulting in net unrealized appreciation of $201,102,555.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Country Breakdown*

December 31, 2014 (unaudited)

78.5%	United States
4.1%	United Kingdom
3.6%	Japan
2.4%	France
1.5%	Switzerland
1.1%	China
0.8%	India
0.8%	Netherlands
0.8%	Hong Kong
0.7%	Germany
0.7%	Australia
0.6%	Taiwan
0.5%	Brazil
0.5%	Singapore
3.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Austria, Belgium, Canada, Colombia, Cyprus, Czech Republic, Denmark, Finland, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Luxembourg, Malaysia, Mexico, Norway, Oman, Peru, Philippines, Poland, Puerto Rico, Qatar, Russia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$165,947,145		$73,748,868		$41,828		$239,737,841
Information Technology	196,593,629		23,998,689		– 0	–	220,592,318
Consumer Discretionary	149,694,740		49,953,271		– 0	–	199,648,011
Health Care	122,853,494		27,643,465		– 0	–	150,496,959
Industrials	76,142,638		42,250,958		– 0	–	118,393,596
Consumer Staples	87,029,528		20,584,386		– 0	–	107,613,914
Materials	41,615,551		18,433,522		– 0	–	60,049,073
Energy	49,806,647		9,624,927		– 0	–	59,431,574
Telecommunication Services	6,900,050		21,146,810		– 0	–	28,046,860
Utilities	15,186,232		5,743,391		– 0	–	20,929,623
Investment Companies	361,640,229		– 0	–	– 0	–	361,640,229
Warrants	– 0	–	1,985,901		– 0	–	1,985,901
Rights	– 0	–	– 0	–	4		4
Short-Term Investments:
Investment Companies	345,648,555		– 0	–	– 0	–	345,648,555
U.S. Treasury Bills	– 0	–	11,999,975		– 0	–	11,999,975

Total Investments in Securities	1,619,058,438		307,114,163+		41,832		1,926,214,433

Other Financial Instruments*:
Assets:
Futures	444,483		3,019,262	– 0	–	3,463,745
Forward Currency Exchange Contracts	– 0	–	10,428,306	– 0	–	10,428,306
Total Return Swaps	– 0	–	1,029,009	– 0	–	1,029,009
Liabilities:
Futures	(1,750,890)		(2,021,977)	– 0	–	(3,772,867)
Forward Currency Exchange Contracts	– 0	–	(3,523,321)	– 0	–	(3,523,321)

Total^	$1,617,752,031		$316,045,442	$41,832		$1,933,839,305

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimus transfers under 1% of net assets between level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Rights			Total
Balance as of 9/30/14	$139,247		$	– 0	–	$139,247
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		7,102		7,102
Change in unrealized appreciation/depreciation	(34,631)			4		(34,627)
Purchases	52,372			– 0	–	52,372
Sales	– 0	–		(7,102)		(7,102)
Transfers in to Level 3	24,087			– 0	–	24,087
Transfers out of Level 3	(139,247)			– 0	–	(139,247)

Balance as of 12/31/14^	$41,828			$4		$41,832

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(34,631)			$4		$(34,627)

^	There were de minimus transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 28.5%
Australia - 0.3%
Australia Government Bond
Series 128
5.75%, 7/15/22	AUD	3,030	$3,007,292

Belgium - 0.5%
Belgium Government Bond
Series 67
3.00%, 9/28/19 (a)	EUR	1,645	2,257,463
Series 68
2.25%, 6/22/23 (a)		1,575	2,154,082
Series 71
3.75%, 6/22/45 (a)		510	876,078

			5,287,623

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	9,535	3,414,950

Canada - 0.3%
Canadian Government Bond
1.25%, 2/01/16	CAD	3,395	2,929,904

France - 0.5%
France Government Bond OAT
1.75%, 11/25/24	EUR	2,525	3,323,028
4.50%, 4/25/41		735	1,393,104
French Treasury Note BTAN
2.50%, 7/25/16		495	622,455

			5,338,587

Germany - 0.2%
Bundesrepublik Deutschland
2.50%, 7/04/44		393	604,619
3.00%, 7/04/20		939	1,320,194

			1,924,813

Ireland - 0.5%
Ireland Government Bond
5.40%, 3/13/25		2,870	4,785,114

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro
3.75%, 3/01/21-5/01/21		2,090	2,906,126
4.00%, 9/01/20		111	155,438
4.50%, 2/01/20 (a)		570	809,197
4.50%, 3/01/24		975	1,451,837
4.75%, 9/01/44 (a)		335	525,007
5.00%, 3/01/22		1,720	2,585,440
5.00%, 9/01/40 (a)		720	1,150,337
5.50%, 11/01/22		875	1,361,522

			10,944,904

	Principal Amount (000)		U.S. $ Value
Japan - 0.9%
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39	JPY	37,900	$390,159
Series 36
2.00%, 3/20/42		259,800	2,551,848
Series 44
1.70%, 9/20/44		128,650	1,187,511
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		241,750	2,424,421
Series 128
1.90%, 6/20/31		169,750	1,656,964
Series 143
1.60%, 3/20/33		81,650	756,922
Series 144
1.50%, 3/20/33		114,300	1,043,660

			10,011,485

Mexico - 0.7%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	27,773	2,167,127
Series M 10
7.75%, 12/14/17		44,469	3,291,707
8.50%, 12/13/18		29,945	2,287,036

			7,745,870

Netherlands - 1.2%
Netherlands Government Bond
1.25%, 1/15/19 (a)	EUR	2,485	3,155,733
2.25%, 7/15/22 (a)		273	375,300
2.50%, 1/15/33 (a)		1,675	2,458,767
3.25%, 7/15/21 (a)		3,690	5,319,885
3.75%, 1/15/23		1,074	1,636,671

			12,946,356

New Zealand - 0.3%
New Zealand Government Bond
Series 1217
6.00%, 12/15/17 (a)	NZD	2,470	2,058,049
Series 423
5.50%, 4/15/23 (a)		1,465	1,290,991

			3,349,040

Poland - 0.1%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	4,335	1,487,017

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	475	637,268
4.75%, 6/14/19 (a)		525	723,519

			1,360,787

	Principal Amount (000)		U.S. $ Value
Singapore - 0.1%
Singapore Government Bond
3.375%, 9/01/33	SGD	1,755	$1,438,069

South Africa - 0.2%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	16,505	1,471,685
Series R213
7.00%, 2/28/31		10,430	786,690

			2,258,375

Spain - 0.3%
Spain Government Bond
5.15%, 10/31/44 (a)	EUR	1,530	2,647,265

Sweden - 0.1%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	7,085	1,097,902

United Kingdom - 3.6%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (a)		5,555	8,858,481
2.25%, 9/07/23 (a)		4,508	7,362,025
3.75%, 9/07/19 (a)		6,292	10,973,325
4.25%, 6/07/32-12/07/46 (a)		3,642	7,565,519
4.50%, 12/07/42 (a)		175	384,961
5.00%, 3/07/18 (a)		1,805	3,183,727

			38,328,038

United States - 17.3%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	880	900,075
3.00%, 11/15/44		1,677	1,762,738
3.125%, 11/15/41-8/15/44		19,046	20,512,633
3.625%, 8/15/43		4,388	5,160,593
4.50%, 2/15/36		4,291	5,722,922
U.S. Treasury Notes
0.25%, 7/31/15		10,220	10,227,185
0.50%, 9/30/16		41,835	41,785,770
0.625%, 8/15/16		4,550	4,557,467
0.875%, 4/30/17		6,919	6,927,109
1.50%, 6/30/16-2/28/19		16,605	16,748,995
1.75%, 9/30/19		28,992	29,161,764
2.25%, 11/15/24		1,384	1,392,896
2.375%, 8/15/24		25,200	25,666,094
2.50%, 5/15/24		1,835	1,890,336
2.75%, 2/15/24		1,086	1,142,866

	Principal Amount (000)		U.S. $ Value
4.50%, 5/15/17	U.S.$	10,094	$10,960,661

			184,520,104

Total Governments - Treasuries (cost $304,455,290)			304,823,495

	Shares
INVESTMENT COMPANIES - 24.3%
Funds and Investment Trusts - 24.3%
iShares Core MSCI Emerging Markets ETF		290,260	13,650,928
AB Pooling Portfolios-Multi-Asset Real Return Portfolio (b)		4,783,192	34,391,151
SPDR S&P 500 ETF Trust		1,031,301	211,932,356

Total Investment Companies (cost $255,526,556)			259,974,435

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 12.2%
Industrial - 6.7%
Basic - 0.5%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	580	565,433
Braskem Finance Ltd.
6.45%, 2/03/24		770	771,925
EI du Pont de Nemours & Co.
3.25%, 1/15/15		103	103,068
Glencore Funding LLC
4.125%, 5/30/23 (a)		265	258,576
International Paper Co.
3.65%, 6/15/24		1,200	1,199,138
LyondellBasell Industries NV
5.00%, 4/15/19		610	665,366
Yamana Gold, Inc.
4.95%, 7/15/24		1,470	1,434,686

			4,998,192

Capital Goods - 0.3%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)		672	688,853
Caterpillar Financial Services Corp.
2.625%, 3/01/23		330	323,356
General Dynamics Corp.
3.875%, 7/15/21		630	676,539
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		615	537,817
Republic Services, Inc.
5.25%, 11/15/21		555	628,418

			2,854,983

Communications - Media - 1.0%
21st Century Fox America, Inc.
3.00%, 9/15/22		230	228,448

	Principal Amount (000)		U.S. $ Value
6.15%, 3/01/37	U.S.$	830	$1,040,244
CBS Corp.
5.75%, 4/15/20		1,340	1,527,287
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.95%, 1/15/25		320	322,518
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		157	159,727
4.45%, 4/01/24		1,480	1,548,530
5.00%, 3/01/21		1,325	1,444,911
Discovery Communications LLC
4.875%, 4/01/43		255	262,910
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,850	1,831,789
Time Warner Cable, Inc.
4.50%, 9/15/42		255	262,126
Viacom, Inc.
3.875%, 4/01/24		1,520	1,525,846
WPP Finance 2010
3.625%, 9/07/22		765	777,863

			10,932,199

Communications - Telecommunications - 1.1%
American Tower Corp.
3.50%, 1/31/23		665	642,528
5.05%, 9/01/20		995	1,079,518
AT&T, Inc.
5.80%, 2/15/19		280	318,035
6.45%, 6/15/34		220	269,235
British Telecommunications PLC
9.625%, 12/15/30		505	792,876
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		815	871,178
SBA Tower Trust
2.898%, 10/15/19 (a)		934	936,449
3.869%, 10/15/24 (a)		774	787,396
Verizon Communications, Inc.
3.50%, 11/01/24		1,941	1,907,031
3.85%, 11/01/42		850	757,759
4.60%, 4/01/21		1,354	1,469,596
6.55%, 9/15/43		1,085	1,390,047
Vodafone Group PLC
2.50%, 9/26/22		795	741,392

			11,963,040

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	931,398
5.875%, 8/02/21		2,265	2,622,390
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		760	764,813
Toyota Motor Credit Corp.
3.30%, 1/12/22		735	765,220

			5,083,821

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.95%, 3/01/17	U.S.$	440	$449,343

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
2.55%, 4/11/23		830	817,553
Walgreens Boots Alliance, Inc./Old
3.30%, 11/18/21		676	680,703
3.80%, 11/18/24		1,060	1,081,094

			2,579,350

Consumer Non-Cyclical - 1.1%
Alicorp SAA
3.875%, 3/20/23 (a)		337	322,846
Altria Group, Inc.
2.625%, 1/14/20		1,860	1,865,400
Baxter International, Inc.
4.25%, 3/15/20		107	115,059
Bayer US Finance LLC
3.375%, 10/08/24 (a)		251	255,410
Becton Dickinson and Co.
2.675%, 12/15/19		249	252,275
3.734%, 12/15/24		638	656,869
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		680	682,672
Kroger Co. (The)
3.40%, 4/15/22		1,185	1,206,348
Medtronic, Inc.
2.50%, 3/15/20 (a)		385	386,010
3.50%, 3/15/25 (a)		1,065	1,089,463
Novartis Capital Corp.
2.90%, 4/24/15		105	105,815
Perrigo Finance PLC
3.50%, 12/15/21		727	735,480
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,895,820
Reynolds American, Inc.
3.25%, 11/01/22		860	837,676
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		415	437,654
Tyson Foods, Inc.
2.65%, 8/15/19		160	161,458
3.95%, 8/15/24		1,060	1,095,744

			12,101,999

Energy - 1.2%
Anadarko Petroleum Corp.
6.375%, 9/15/17		572	635,951
BP Capital Markets PLC
3.245%, 5/06/22		780	766,770
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		380	323,728
Energy Transfer Partners LP
3.60%, 2/01/23		55	53,222
4.15%, 10/01/20		310	317,806
7.50%, 7/01/38		475	589,539

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	U.S.$	1,780	$1,764,979
6.85%, 2/15/20		270	310,128
Noble Energy, Inc.
3.90%, 11/15/24		972	960,674
8.25%, 3/01/19		1,530	1,834,319
Occidental Petroleum Corp.
1.50%, 2/15/18		707	699,457
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		1,465	1,585,874
Schlumberger Norge AS
4.20%, 1/15/21 (a)		310	336,344
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		211	228,931
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		670	675,327
Transocean, Inc.
6.50%, 11/15/20		595	561,066
Williams Partners LP
3.90%, 1/15/25		290	278,712
4.125%, 11/15/20		875	896,436
4.50%, 11/15/23		245	247,238

			13,066,501

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		587	582,163

Technology - 0.7%
EMC Corp./MA
3.375%, 6/01/23		760	762,760
Hewlett-Packard Co.
2.75%, 1/14/19		147	147,188
3.75%, 12/01/20		1,978	2,046,166
KLA-Tencor Corp.
4.65%, 11/01/24		1,845	1,910,031
Oracle Corp.
5.75%, 4/15/18		95	107,394
Seagate HDD Cayman
4.75%, 6/01/23		420	436,232
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,316	1,337,631
Total System Services, Inc.
2.375%, 6/01/18		195	193,330

			6,940,732

			71,552,323

Financial Institutions - 5.1%
Banking - 3.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		2,840	2,868,445
Bank of America Corp.
0.919%, 3/28/18	EUR	250	298,414
4.00%, 4/01/24	U.S.$	905	942,309
4.20%, 8/26/24		320	325,992

	Principal Amount (000)		U.S. $ Value
4.875%, 4/01/44	U.S.$	460	$508,202
BNP Paribas SA
2.375%, 9/14/17		799	812,666
BPCE SA
5.15%, 7/21/24 (a)		560	577,064
5.70%, 10/22/23 (a)		880	944,915
Citigroup, Inc.
6.675%, 9/13/43		510	659,457
Compass Bank
2.75%, 9/29/19		325	325,317
5.50%, 4/01/20		549	597,379
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,070	1,089,933
Countrywide Financial Corp.
6.25%, 5/15/16		1,420	1,507,106
Credit Suisse AG
6.50%, 8/08/23 (a)		490	533,158
Credit Suisse/New York NY
3.00%, 10/29/21		375	373,249
Fifth Third Bancorp
2.30%, 3/01/19		786	787,177
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		3,405	3,938,860
Series G
7.50%, 2/15/19		400	475,784
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,968,948
ING Bank NV
3.75%, 3/07/17 (a)		705	737,784
JPMorgan Chase & Co.
4.50%, 1/24/22		445	485,830
Series X
6.10%, 10/01/24 (c)		430	428,925
Lloyds Bank PLC
2.30%, 11/27/18		774	781,311
4.20%, 3/28/17		165	174,501
6.50%, 9/14/20 (a)		405	469,282
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)		765	760,231
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,160	1,201,960
Morgan Stanley
3.70%, 10/23/24		1,075	1,089,641
5.625%, 9/23/19		1,701	1,920,079
Series F
3.875%, 4/29/24		755	774,657
Murray Street Investment Trust I
4.647%, 3/09/17		182	192,082
Nationwide Building Society
6.25%, 2/25/20 (a)		345	404,693
Nordea Bank AB
3.125%, 3/20/17 (a)		751	778,017
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		435	451,530
Societe Generale SA

	Principal Amount (000)		U.S. $ Value
5.75%, 4/20/16 (a)	U.S.$	449	$470,149
Standard Chartered Bank Hong Kong Ltd.
5.875%, 6/24/20 (a)		1,311	1,455,181
Standard Chartered PLC
4.00%, 7/12/22 (a)		315	320,273
State Street Corp.
3.70%, 11/20/23		310	325,703
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		384	381,453
UBS AG/Stamford CT
7.50%, 7/15/25		885	1,141,100
7.625%, 8/17/22		280	329,660
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,904,990

			36,513,407

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		645	650,203

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		575	659,148
General Electric Capital Corp.
4.65%, 10/17/21		290	326,867
Series G
5.625%, 5/01/18		560	630,130

			1,616,145

Insurance - 1.0%
Aflac, Inc.
8.50%, 5/15/19		679	848,561
American International Group, Inc.
3.375%, 8/15/20		465	483,042
4.875%, 6/01/22		650	730,174
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	395,172
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		1,008	1,048,320
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		374	533,741
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,615	1,815,402
Lincoln National Corp.
8.75%, 7/01/19		100	124,953
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		180	290,429
MetLife, Inc.
4.75%, 2/08/21		1,545	1,726,867
6.50%, 12/15/32		295	393,512
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		495	784,306
Prudential Financial, Inc.
5.625%, 6/15/43		1,015	1,037,634
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		770	772,975

			10,985,088

	Principal Amount (000)		U.S. $ Value
REITS - 0.4%
HCP, Inc.
5.375%, 2/01/21	U.S.$	2,280	$2,546,090
Health Care REIT, Inc.
5.25%, 1/15/22		1,225	1,361,198
Trust F/1401
5.25%, 12/15/24 (a)		665	685,016

			4,592,304

			54,357,147

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		480	454,276
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24		1,159	1,199,193
Petrobras International Finance Co. SA
5.75%, 1/20/20		1,468	1,417,662

			3,071,131

Utility - 0.1%
Electric - 0.1%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		345	433,435
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	325,507
Southern California Edison Co.
3.875%, 6/01/21		262	284,499
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		365	367,682

			1,411,123

Total Corporates - Investment Grade (cost $130,112,117)			130,391,724

INFLATION-LINKED SECURITIES - 11.8%
United States - 11.8%
U.S. Treasury Inflation Index
0.125%, 4/15/16-7/15/24		78,270	77,130,893
0.375%, 7/15/23		6,757	6,680,152
0.625%, 7/15/21-1/15/24		11,429	11,535,530
1.125%, 1/15/21		4,284	4,450,744
1.25%, 7/15/20		5,865	6,155,883
1.375%, 7/15/18-1/15/20		5,781	6,064,740
2.125%, 1/15/19		1,041	1,118,283
2.375%, 1/15/17		1,340	1,405,796
2.50%, 7/15/16		6,957	7,252,286
2.625%, 7/15/17		3,665	3,929,060

Total Inflation-Linked Securities (cost $128,616,178)			125,723,367

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 7.1%
Agency Fixed Rate 30-Year - 6.7%
Federal National Mortgage Association
3.00%, 1/01/45	U.S.$	5,216	$5,276,310
3.50%, 1/01/45		13,919	14,509,472
4.00%, 1/01/45		29,682	31,678,230
4.50%, 11/01/43-1/25/45		9,942	10,845,596
5.50%, 8/01/37-9/01/41		3,254	3,642,076
Series 2013
3.00%, 5/01/43		2,284	2,314,103
Government National Mortgage Association
3.50%, 1/01/45		3,132	3,287,621

			71,553,408

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
3.00%, 1/01/29		4,519	4,697,112

Total Mortgage Pass-Throughs (cost $75,795,974)			76,250,520

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.547%, 6/10/49		640	661,576
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4
5.54%, 9/11/41		403	424,247
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,297	1,330,839
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,895	1,912,415
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.771%, 3/15/49		1,623	1,696,678
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.04%, 12/10/49		2,556	2,790,941
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,703,830
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.702%, 6/15/39		988	1,033,958
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,096,017
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CIBC13, Class A4
5.243%, 1/12/43		481	491,607
Series 2007-LD12, Class AM
6.011%, 2/15/51		600	653,692

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A3
5.42%, 1/15/49	U.S.$	1,494	$1,595,276
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A4
5.835%, 6/12/50		1,270	1,364,051
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,039	2,150,700
Series 2007-9, Class A4
5.70%, 9/12/49		1,145	1,238,285
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		330	334,818
Series 2012-C4, Class A5
2.85%, 12/10/45		2,519	2,509,485

			24,988,415

Non-Agency Floating Rate CMBS - 0.7%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.485%, 11/15/19 (a)(d)		1,017	1,013,044
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.059%, 6/11/27 (a)(d)		1,406	1,403,866
Commercial Mortgage Pass-Through Certificates
Series 2014-SAVA, Class A
1.311%, 6/15/34 (a)(d)		1,192	1,189,076
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.081%, 6/15/29 (a)(d)		1,876	1,874,233
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.212%, 4/15/32 (a)(d)		784	775,685
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.381%, 11/15/27 (a)(d)		662	661,438

			6,917,342

Total Commercial Mortgage-Backed Securities (cost $32,489,444)			31,905,757

ASSET-BACKED SECURITIES - 1.8%
Autos - Fixed Rate - 0.8%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		1,525	1,526,877
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,335	1,371,616
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		961	955,243
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/25 (a)		1,500	1,508,007

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Motorcycle Trust 2014-1
0.49%, 4/15/18	U.S.$	1,427	$1,426,173
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,275	1,269,598

			8,057,514

Credit Cards - Floating Rate - 0.3%
American Express Issuance Trust II
Series 2013-1, Class A
0.441%, 2/15/19 (d)		2,023	2,019,088
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.501%, 3/16/20 (d)		1,700	1,700,003

			3,719,091

Credit Cards - Fixed Rate - 0.3%
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,662,755
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,446,239

			3,108,994

Other ABS - Fixed Rate - 0.2%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,060	1,059,933
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,473,016

			2,532,949

Autos - Floating Rate - 0.2%
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
0.561%, 4/10/28 (a)(d)		1,497	1,497,003
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (d)		747	747,000
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.665%, 10/20/20 (a)(d)		113	112,813

			2,356,816

Total Asset-Backed Securities (cost $19,828,280)			19,775,364

CORPORATES - NON-INVESTMENT GRADE - 1.5%
Industrial - 0.8%
Communications - Media - 0.2%
CSC Holdings LLC
8.625%, 2/15/19		450	523,125
Intelsat Jackson Holdings SA

	Principal Amount (000)		U.S. $ Value
5.50%, 8/01/23	U.S.$	390	$387,621
Numericable-SFR
5.375%, 5/15/22 (a)	EUR	105	131,121
Univision Communications, Inc.
6.875%, 5/15/19 (a)	U.S.$	580	603,925

			1,645,792

Communications - Telecommunications - 0.1%
Crown Castle International Corp.
4.875%, 4/15/22		430	434,300
Sprint Corp.
7.875%, 9/15/23		495	488,664

			922,964

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
3.50%, 10/02/18		580	591,600

Consumer Cyclical - Other - 0.0%
KB Home
4.75%, 5/15/19		265	261,025
MCE Finance Ltd.
5.00%, 2/15/21 (a)		200	188,000

			449,025

Consumer Cyclical - Retailers - 0.0%
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		470	482,925

Energy - 0.3%
California Resources Corp.
5.50%, 9/15/21 (a)		437	373,635
Cimarex Energy Co.
5.875%, 5/01/22		763	793,520
ONEOK, Inc.
4.25%, 2/01/22		595	544,576
Paragon Offshore PLC
7.25%, 8/15/24 (a)		425	255,000
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	178,912
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		435	426,844
Southern Star Central Corp.
5.125%, 7/15/22 (a)		482	484,410

			3,056,897

Transportation - Services - 0.1%
Hertz Corp. (The)
6.75%, 4/15/19		750	772,500

			7,921,703

Financial Institutions - 0.6%
Banking - 0.6%
Bank of America Corp.

	Principal Amount (000)		U.S. $ Value
Series Z
6.50%, 10/23/24 (c)	U.S.$	442	$449,912
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)		205	227,550
7.75%, 4/10/23		1,035	1,128,150
BNP Paribas SA
5.019%, 4/13/17 (a)(c)	EUR	150	189,675
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)	U.S.$	780	807,300
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,190	1,154,913
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)		355	361,213
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,265	1,437,566
Societe Generale SA
5.922%, 4/05/17 (a)(c)		330	342,170

			6,098,449

Finance - 0.0%
AerCap Aviation Solutions BV
6.375%, 5/30/17		451	476,933

Insurance - 0.0%
ING Groep NV
5.775%, 12/08/15 (c)		190	192,850

			6,768,232

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		385	435,050
EDP Finance BV
4.125%, 1/15/20 (a)		252	253,411
NRG Energy, Inc.
6.25%, 5/01/24 (a)		330	335,775

			1,024,236

Total Corporates - Non-Investment Grade (cost $16,157,453)			15,714,171

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
GSE Risk Share Floating Rate - 0.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
5.055%, 11/25/24 (d)		1,636	1,645,865
Series 2014-HQ3, Class M3
4.92%, 10/25/24		580	569,617
Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M1
1.17%, 2/25/24 (d)		766	759,728
Series 2014-DN2, Class M1
1.02%, 4/25/24 (d)		680	674,409

	Principal Amount (000)		U.S. $ Value
Series 2014-DN2, Class M3
3.77%, 4/25/24	U.S.$	950	$874,757
Series 2014-HQ1, Class M1
1.82%, 8/25/24 (d)		770	768,886
Series 2014-HQ2, Class M1
1.62%, 9/25/24 (d)		1,051	1,044,686

			6,337,948

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		2,327	2,138,037
Series 2006-9T1, Class A1
5.75%, 5/25/36		501	424,686
JP Morgan Mortgage Trust 2006-A1
Series 2006-A1, Class 2A2
2.651%, 2/25/36		1,046	944,093
Sequoia Mortgage Trust
Series 2013-6, Class A1
2.50%, 5/25/43		1,398	1,313,805

			4,820,621

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25		3,388	373,141

Total Collateralized Mortgage Obligations (cost $11,574,302)			11,531,710

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.2%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		1,803	1,866,178

China - 0.3%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23 (a)		497	523,010
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		745	780,428
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		1,651	1,735,791

			3,039,229

South Korea - 0.0%
Korea Development Bank (The)
3.25%, 3/09/16		509	520,992

United Arab Emirates - 0.2%
MDC-GMTN B.V.
3.25%, 4/28/22 (a)		1,850	1,877,750

Total Quasi-Sovereigns (cost $7,037,578)			7,304,149

	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,240,470)	U.S.$	6,490	$5,764,450

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Canada - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		295	297,950

France - 0.1%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		399	400,578
1.50%, 10/07/17 (a)		735	737,459

			1,138,037

Germany - 0.1%
Landwirtschaftliche Rentenbank
3.75%, 2/11/16 (a)	EUR	496	625,106

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)	U.S.$	776	781,820

Qatar - 0.0%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)		200	191,532

United Arab Emirates - 0.1%
Abu Dhabi National Energy Co.
3.875%, 5/06/24 (a)		770	778,469

United Kingdom - 0.1%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	1,140	1,014,378

Total Governments - Sovereign Agencies (cost $5,039,314)			4,827,292

COVERED BONDS - 0.2%
Australia - 0.1%
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	1,506	1,505,722

Canada - 0.1%
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)		743	750,630

Spain - 0.0%
CaixaBank SA
Series 27
0.154%, 1/09/18 (d)	EUR	200	239,211

Total Covered Bonds (cost $2,491,061)			2,495,563

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of British Columbia
3.25%, 12/18/21	CAD	1,337	$1,236,892
Province of Manitoba Canada
3.85%, 12/01/21		1,220	1,164,408

Total Local Governments - Provincial Bonds (cost $2,611,106)			2,401,300

	Shares
SHORT-TERM INVESTMENTS - 11.6%
Investment Companies - 9.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (b)(e) (cost $104,805,280)		104,805,280	104,805,280

	Principal Amount (000)
U.S. Treasury Bills - 1.8%
U.S. Treasury Bill Zero Coupon, 1/08/15-2/26/15 (cost $19,369,767)		$19,370	19,369,767

Total Short-Term Investments (cost $124,175,047)			124,175,047

Total Investments - 105.0% (cost $1,121,150,170) (f)			1,123,058,344
Other assets less liabilities - (5.0)% (g)			(53,407,067)

Net Assets - 100.0%			$1,069,651,277

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	8	March 2015	$9,817,376	$9,870,763	$53,387
Euro STOXX 50 Futures	628	March 2015	22,764,145	23,808,028	1,043,883
FTSE 100 Index Futures	139	March 2015	13,564,583	14,130,706	566,123
Hang Seng Index Futures	13	January 2015	1,962,470	1,982,275	19,805
Long GILT Futures	2	March 2015	362,690	372,599	9,909
SPI 200 Futures	37	March 2015	3,883,162	4,065,080	181,918
TOPIX Index Futures	258	March 2015	30,896,533	30,316,831	(579,702)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	103	March 2015	126,399,332	127,086,074	(686,742)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Long GILT Futures	6	March 2015	$1,110,681	$1,117,798	$(7,117)
U.S. Long Bond (CBT) Futures	15	March 2015	2,101,854	2,168,438	(66,584)
U.S. T-Note 5 Yr (CBT) Futures	178	March 2015	21,164,081	21,169,483	(5,402)
U.S. T-Note 2 Yr (CBT) Futures	38	March 2015	8,317,789	8,306,563	11,226
U.S. T-Note 10 Yr (CBT) Futures	240	March 2015	30,241,532	30,431,250	(189,718)
U.S. Ultra Bond Futures	5	March 2015	784,485	825,938	(41,453)

					$309,533

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	316,689	USD	2,968	2/18/15	$323,256
BNP Paribas SA	USD	1,555	CAD	1,767	1/14/15	(34,935)
BNP Paribas SA	MXN	45,439	USD	3,344	1/15/15	265,554
BNP Paribas SA	JPY	100,554	USD	843	1/23/15	2,955
BNP Paribas SA	SGD	1,680	USD	1,279	1/23/15	11,572
BNP Paribas SA	GBP	253	USD	395	1/27/15	1,529
BNP Paribas SA	AUD	7,614	USD	6,302	1/30/15	97,861
BNP Paribas SA	NZD	4,340	USD	3,336	2/13/15	(37,134)
BNP Paribas SA	AUD	4,736	USD	3,915	2/18/15	60,915
BNP Paribas SA	GBP	3,576	USD	5,763	2/18/15	191,800
BNP Paribas SA	JPY	346,326	USD	3,245	2/18/15	352,448
BNP Paribas SA	USD	3,464	AUD	3,992	2/18/15	(214,870)
BNP Paribas SA	USD	7,102	GBP	4,424	2/18/15	(209,151)
Citibank	SEK	8,496	USD	1,136	1/22/15	46,086
Credit Suisse International	EUR	5,161	USD	6,352	1/09/15	107,091
Credit Suisse International	GBP	24,544	USD	38,594	1/27/15	347,259
Credit Suisse International	USD	1,930	EUR	1,551	2/18/15	(52,594)
Deutsche Bank AG	USD	3,885	EUR	3,078	2/18/15	(158,548)
Deutsche Bank AG	USD	9,581	JPY	1,084,073	2/18/15	(526,772)
Goldman Sachs Bank USA	BRL	16,898	USD	6,467	1/05/15	109,236
Goldman Sachs Bank USA	USD	6,364	BRL	16,898	1/05/15	(6,396)
Goldman Sachs Bank USA	EUR	41,396	USD	51,973	1/09/15	1,879,194
Goldman Sachs Bank USA	ZAR	23,874	USD	2,127	1/14/15	66,380
Goldman Sachs Bank USA	MXN	11,240	USD	757	1/15/15	(4,047)
Goldman Sachs Bank USA	BRL	9,451	USD	3,530	2/03/15	1,464
Goldman Sachs Bank USA	AUD	5,177	USD	4,507	2/18/15	294,116
Goldman Sachs Bank USA	EUR	4,133	USD	5,123	2/18/15	119,889
Goldman Sachs Bank USA	JPY	212,323	USD	1,963	2/18/15	189,881
JPMorgan Chase Bank	EUR	3,433	USD	4,311	1/09/15	155,911
JPMorgan Chase Bank	MXN	58,563	USD	4,309	1/15/15	342,186
Morgan Stanley & Co., Inc.	USD	2,802	EUR	2,232	1/09/15	(101,012)
Morgan Stanley & Co., Inc.	USD	1,976	JPY	236,142	1/23/15	(3,822)
Royal Bank of Scotland PLC	MXN	33,247	USD	2,281	1/15/15	29,144
Royal Bank of Scotland PLC	MXN	22,005	USD	1,482	1/15/15	(8,538)
Royal Bank of Scotland PLC	USD	4,303	MXN	58,982	1/15/15	(307,246)
Royal Bank of Scotland PLC	JPY	2,361,000	USD	19,732	1/23/15	18,096
Royal Bank of Scotland PLC	AUD	15,023	USD	12,444	1/30/15	201,684
Royal Bank of Scotland PLC	EUR	949	USD	1,156	2/18/15	6,994

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	2,005	USD	777	1/05/15	$22,375
State Street Bank & Trust Co.	EUR	163	USD	200	1/09/15	3,162
State Street Bank & Trust Co.	EUR	680	USD	823	1/09/15	(155)
State Street Bank & Trust Co.	USD	82	EUR	66	1/09/15	(1,193)
State Street Bank & Trust Co.	CAD	12,910	USD	11,366	1/14/15	256,652
State Street Bank & Trust Co.	USD	19	CAD	22	1/14/15	46
State Street Bank & Trust Co.	MXN	3,904	USD	263	1/15/15	(957)
State Street Bank & Trust Co.	USD	162	MXN	2,375	1/15/15	(1,256)
State Street Bank & Trust Co.	USD	34	JPY	4,151	1/23/15	169
State Street Bank & Trust Co.	PLN	5,281	USD	1,571	1/28/15	80,689
State Street Bank & Trust Co.	AUD	474	USD	384	1/30/15	(2,057)
State Street Bank & Trust Co.	CAD	29	USD	25	2/18/15	404
State Street Bank & Trust Co.	EUR	30	USD	38	2/18/15	1,643
State Street Bank & Trust Co.	USD	1,777	EUR	1,442	2/18/15	(31,354)
State Street Bank & Trust Co.	USD	204	JPY	22,085	2/18/15	(19,232)

						$3,866,372

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.53%	4,700	$298,324	$(27,702)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	1.00%	0.66%	15,660	256,087	(12,836)

				$554,411	$(40,538)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Clearnet)	2,300	12/18/17	1.174%	3 Month LIBOR	$5,763

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Clearnet)	2,650	11/12/24	2.464%	3MonthLIBOR	$(51,406)

					$(45,643)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
Kohl’s Corp.,
6.25%, 12/15/17, 12/20/19*	1.00%	0.98%	$750	$331	$(7,973)	$8,304

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,200	1/15/16	CPI #	0.970%		$32,045
Barclays Bank PLC	2,850	7/15/16	1.433%	CPI	#	(40,034)
Citibank	2,200	1/15/16	0.945%	CPI	#	(31,411)

						$(39,400)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
SPDR S&P 500 ETF Trust	16,541	LIBOR Plus 0.27%	USD	3,300	6/15/15	$98,526
SPDR S&P 500 ETF Trust	2,275	LIBOR Plus 0.27%	USD	454	6/15/15	13,551
Citibank
MSCI Daily TR Net EAFE	4,408	LIBOR Plus 0.05%	USD	20,907	5/6/15	553,389
Goldman Sachs International
Russell 2000 Total Return Index	846	LIBOR Minus 0.60%	USD	4,743	2/26/15	65,355
Standard and Poor’s Midcap 400 Index	195	LIBOR Plus 0.07%	USD	399	2/26/15	7
Standard and Poor’s Midcap 400 Index	2,960	LIBOR Plus 0.14%	USD	5,808	3/16/15	254,373

						$985,201

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $131,681,117 or 12.3% of net assets.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,638,966 and gross unrealized depreciation of investments was $(16,730,792), resulting in net unrealized appreciation of $1,908,174.
(g)	An amount of U.S. $4,909,719 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BTAN	-	Bon à Taux Annuel Normalisé
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index

Country Breakdown*

December 31, 2014 (unaudited)

81.7%	United States
5.0%	United Kingdom
1.8%	Netherlands
1.6%	Japan
1.2%	Italy
1.0%	France
0.9%	Mexico
0.8%	Canada
0.6%	Brazil
0.6%	China
0.5%	Belgium
0.5%	Ireland
0.5%	Australia
3.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Chile, Germany, Hong Kong, India, Israel, Luxembourg, New Zealand, Peru, Poland, Portugal, Qatar, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$304,823,495		$	– 0	–	$304,823,495
Investment Companies		259,974,435		– 0	–		– 0	–	259,974,435
Corporates - Investment Grade		– 0	–	130,391,724			– 0	–	130,391,724
Inflation-Linked Securities		– 0	–	125,723,367			– 0	–	125,723,367
Mortgage Pass-Throughs		– 0	–	76,250,520			– 0	–	76,250,520
Commercial Mortgage-Backed Securities		– 0	–	24,070,700			7,835,057		31,905,757
Asset-Backed Securities		– 0	–	17,242,415			2,532,949		19,775,364
Corporates - Non-Investment Grade		– 0	–	15,714,171			– 0	–	15,714,171
Collateralized Mortgage Obligations		– 0	–	373,141			11,158,569		11,531,710
Quasi-Sovereigns		– 0	–	7,304,149			– 0	–	7,304,149
Agencies		– 0	–	5,764,450			– 0	–	5,764,450
Governments - Sovereign Agencies		– 0	–	4,827,292			– 0	–	4,827,292
Covered Bonds		– 0	–	2,495,563			– 0	–	2,495,563

Local Governments - Provincial Bonds	– 0	–	2,401,300		– 0	–	2,401,300
Short-Term Investments
Investment Companies	104,805,280		– 0	–	– 0	–	104,805,280
U.S. Treasury Bills	– 0	–	19,369,767		– 0	–	19,369,767

Total Investments in Securities	364,779,715		736,752,054		21,526,575		1,123,058,344
Other Financial Instruments*:
Assets:
Futures	74,522		1,811,729		– 0	–	1,886,251
Forward Currency Exchange Contracts	– 0	–	5,587,641		– 0	–	5,587,641
Centrally Cleared Interest Rate Swaps	– 0	–	5,763		– 0	–	5,763
Credit Default Swaps	– 0	–	8,304		– 0	–	8,304
Inflation (CPI) Swaps	– 0	–	32,045		– 0	–	32,045
Total Return Swaps	– 0	–	985,201		– 0	–	985,201
Liabilities:
Futures	(997,016)		(579,702)		– 0	–	(1,576,718)
Forward Currency Exchange Contracts	– 0	–	(1,721,269)		– 0	–	(1,721,269)
Centrally Cleared Credit Default Swaps	– 0	–	(40,538)		– 0	–	(40,538)
Centrally Cleared Interest Rate Swaps	– 0	–	(51,406)		– 0	–	(51,406)
Inflation (CPI) Swaps	– 0	–	(71,445)		– 0	–	(71,445)

Total^	$363,857,221		$742,718,377		$21,526,575		$1,128,102,173

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/14	$2,832,949		$	– 0	–	$11,188,339
Accrued discounts/(premiums)	(4,351)			(121)		3,314
Realized gain (loss)	(963)			– 0	–	(117,102)
Change in unrealized appreciation/depreciation	(107,876)			(12,470)		243,749
Purchases	5,122,406			2,545,540		6,573,901
Sales	(7,108)			– 0	–	(6,733,633)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/14	$7,835,057			$2,532,949		$11,158,568

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(107,876)			$(12,470)		$243,751

	Total
Balance as of 9/30/14	$14,021,288
Accrued discounts/(premiums)	(1,158)
Realized gain (loss)	(118,065)
Change in unrealized appreciation/depreciation	123,403
Purchases	14,241,847
Sales	(6,740,741)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/14	$21,526,574

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$123,405

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.0%
Financials - 13.0%
Banks - 4.5%
Associated Banc-Corp	22,650	$421,969
Australia & New Zealand Banking Group Ltd.	69,850	1,817,493
Axis Bank Ltd.	101,180	799,875
Banco Bradesco SA (Preference Shares)	16,700	220,263
Banco Davivienda SA (Preference Shares)	35,414	418,739
Banco do Brasil SA	76,100	680,497
Banco Macro SA (ADR)	3,140	137,312
Bangkok Bank PCL (NVDR)	95,200	559,167
Bank Hapoalim BM	331,910	1,560,683
Bank Mandiri Persero Tbk PT	1,219,500	1,060,523
Bank of America Corp.	1,567,823	28,048,353
Bank of Baroda	2,480	42,395
Bank of China Ltd.-Class H	3,950,000	2,217,013
Bank of Communications Co., Ltd.-Class H	320,000	296,293
Bank of Montreal	17,640	1,247,767
Bank of Queensland Ltd.	228,360	2,249,784
BOC Hong Kong Holdings Ltd.	597,000	1,985,455
China CITIC Bank Corp. Ltd.-Class H	556,000	442,552
China Construction Bank Corp.-Class H	3,548,000	2,888,846
China Merchants Bank Co., Ltd.-Class H	334,500	834,963
Comerica, Inc.	13,040	610,794
Commerzbank AG (a)	172,870	2,267,465
Credicorp Ltd.	6,290	1,007,532
Danske Bank A/S	214,430	5,797,296
DBS Group Holdings Ltd.	163,000	2,523,456
DGB Financial Group, Inc.	51,500	529,375
First Niagara Financial Group, Inc.	39,540	333,322
First Republic Bank/CA	9,865	514,164
Hang Seng Bank Ltd.	63,000	1,047,089
HDFC Bank Ltd. (ADR)	23,900	1,212,925
HSBC Holdings PLC	589,360	5,569,311
Huntington Bancshares, Inc./OH	58,680	617,314
Iberiabank Corp.	6,410	415,688
ICICI Bank Ltd.	63,600	353,078
ICICI Bank Ltd. (Sponsored ADR)	30,600	353,430
Industrial & Commercial Bank of China Ltd.-Class H	1,564,000	1,142,020
ING Groep NV (a)	244,140	3,154,205
Itausa - Investimentos Itau SA (Preference Shares)	226,000	798,337
JPMorgan Chase & Co.	255,200	15,970,416
Kasikornbank PCL (NVDR)	80,600	557,449
KB Financial Group, Inc.	61,840	2,021,798
Komercni banka AS	5,242	1,078,809
Mitsubishi UFJ Financial Group, Inc.	762,500	4,189,346
National Bank of Canada	21,920	932,798
Popular, Inc. (a)	16,840	573,402
Punjab National Bank	7,800	26,860
Resona Holdings, Inc.	524,400	2,649,007
Seven Bank Ltd.	613,200	2,573,898
Shinhan Financial Group Co., Ltd.	17,770	714,267
Signature Bank/New York NY (a)	5,287	665,951
Societe Generale SA	107,915	4,516,261
State Bank of India	41,600	204,954
Susquehanna Bancshares, Inc.	42,500	570,775
SVB Financial Group (a)	5,100	591,957

Company	Shares	U.S. $ Value
Synovus Financial Corp.	13,330	361,110
Toronto-Dominion Bank (The)	45,500	2,173,958
UniCredit SpA	962,420	6,164,890
US Bancorp/MN	340,600	15,309,970
Webster Financial Corp.	11,260	366,288
Wells Fargo & Co.	774,000	42,430,680
Zions Bancorporation	17,980	512,610

		181,334,197

Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	46,093	9,782,778
China Cinda Asset Management Co., Ltd.-Class H (a)	128,800	62,702
Daiwa Securities Group, Inc.	968,000	7,579,572
E*TRADE Financial Corp. (a)	19,800	480,249
Goldman Sachs Group, Inc. (The)	71,600	13,878,228
Lazard Ltd.-Class A	13,064	653,592
Partners Group Holding AG	6,350	1,847,450
Stifel Financial Corp. (a)	9,370	478,057
UBS Group AG (a)	542,153	9,319,448

		44,082,076

Consumer Finance - 1.5%
American Express Co.	277,958	25,861,212
Capital One Financial Corp.	286,100	23,617,555
Muthoot Finance Ltd.	138,595	420,467
Shriram Transport Finance Co., Ltd.	53,880	939,852
SLM Corp.	911,110	9,284,211

		60,123,297

Diversified Financial Services - 0.6%
Cerved Information Solutions SpA (a)	164,669	869,611
Challenger Ltd./Australia	369,920	1,954,115
Cielo SA	21,000	329,196
Intercontinental Exchange, Inc.	61,300	13,442,477
ORIX Corp.	480,500	6,046,031
Power Finance Corp. Ltd.	95,370	453,019
Premium Leisure Corp. (a)	6,889,000	327,373

		23,421,822

Insurance - 4.0%
Admiral Group PLC	346,347	7,105,342
AIA Group Ltd.	1,754,800	9,644,892
Allstate Corp. (The)	252,358	17,728,150
American Financial Group, Inc./OH	10,700	649,704
American International Group, Inc.	467,895	26,206,799
Aon PLC	188,551	17,880,291
Aspen Insurance Holdings Ltd.	13,860	606,652
Assurant, Inc.	96,538	6,606,095
BB Seguridade Participacoes SA	105,800	1,280,012
Chubb Corp. (The)	122,100	12,633,687
CNO Financial Group, Inc.	35,050	603,561
Direct Line Insurance Group PLC	380,490	1,721,182
Everest Re Group Ltd.	35,400	6,028,620
Gjensidige Forsikring ASA	135,020	2,203,174
Hanover Insurance Group, Inc. (The)	8,620	614,778
Lincoln National Corp.	103,620	5,975,765

Company	Shares	U.S. $ Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	45,190	8,999,019
PartnerRe Ltd.	195,254	22,284,339
Prudential PLC	283,260	6,548,822
StanCorp Financial Group, Inc.	5,880	410,777
Suncorp Group Ltd.	242,731	2,772,906
Topdanmark A/S (a)	43,620	1,415,756
Tryg A/S	14,810	1,654,824
Validus Holdings Ltd.	12,600	523,656

		162,098,803

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	202,900	20,056,665
DDR Corp.	24,040	441,374
DiamondRock Hospitality Co.	40,150	597,030
LTC Properties, Inc.	13,541	584,565
Medical Properties Trust, Inc.	36,060	496,907
Mid-America Apartment Communities, Inc.	5,220	389,830
Parkway Properties, Inc./Md	22,998	422,933
STAG Industrial, Inc.	16,240	397,880

		23,387,184

Real Estate Management & Development - 0.5%
Ayala Land, Inc.	2,702,400	2,015,117
China Overseas Land & Investment Ltd.	222,000	658,151
China Vanke Co., Ltd.-Class H (a)	240,900	533,164
CIFI Holdings Group Co., Ltd.	1,208,000	242,084
Country Garden Holdings Co., Ltd.	759,600	300,161
Daito Trust Construction Co., Ltd.	47,200	5,354,264
Global Logistic Properties Ltd.	4,449,000	8,294,724
Huaku Development Co., Ltd.	55,000	98,627
Kaisa Group Holdings Ltd. (b)(c)	422,000	86,526
KWG Property Holding Ltd.	1,131,000	770,158
Mitsubishi Estate Co., Ltd.	66,000	1,390,677
Mitsui Fudosan Co., Ltd.	10,000	268,155
Pruksa Real Estate PCL	441,900	386,159
Shimao Property Holdings Ltd.	171,500	380,680
Sunac China Holdings Ltd.	753,000	761,620

		21,540,267

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	16,533	425,063
Housing Development Finance Corp., Ltd.	311,670	5,574,460
LIC Housing Finance Ltd.	35,043	240,869

		6,240,392

		522,228,038

Information Technology - 12.2%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	787,335	9,322,047
BYD Electronic International Co., Ltd.	750,500	721,807
F5 Networks, Inc. (a)	48,778	6,363,822
Finisar Corp. (a)	16,420	318,712
Harris Corp.	7,220	518,540
Palo Alto Networks, Inc. (a)	5,162	632,706

Company	Shares	U.S. $ Value
VTech Holdings Ltd.	104,000	1,494,020

		19,371,654

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	307,200	16,530,432
Anixter International, Inc. (a)	3,810	337,033
Arrow Electronics, Inc. (a)	10,950	633,896
Avnet, Inc.	14,160	609,163
CDW Corp./DE	14,490	509,613
Innolux Corp.	375,223	181,350
Insight Enterprises, Inc. (a)	18,320	474,305
Jabil Circuit, Inc.	16,880	368,490
Ju Teng International Holdings Ltd.	420,000	207,219
LG Display Co., Ltd. (a)	9,370	284,186
TTM Technologies, Inc. (a)	36,530	275,071
Unimicron Technology Corp.	295,000	223,438
Vishay Intertechnology, Inc.	41,980	594,017
Yageo Corp.	73,337	117,660
Zebra Technologies Corp.-Class A (a)	7,934	614,171

		21,960,044

Internet Software & Services - 1.9%
Alibaba Group Holding Ltd. (ADR) (a)	3,909	406,302
Baidu, Inc. (Sponsored ADR) (a)	24,060	5,484,958
CoStar Group, Inc. (a)	2,833	520,224
eBay, Inc. (a)	263,600	14,793,232
Facebook, Inc.-Class A (a)	151,600	11,827,832
Google, Inc.-Class A (a)	33,600	17,830,176
Google, Inc.-Class C (a)	34,100	17,950,240
HomeAway, Inc. (a)	13,962	415,788
Just Dial Ltd.	15,534	332,565
Pandora Media, Inc. (a)	22,658	403,992
Telecity Group PLC	346,121	4,322,979
Tencent Holdings Ltd.	59,000	853,666

		75,141,954

IT Services - 2.7%
Amdocs Ltd.	291,372	13,593,961
Booz Allen Hamilton Holding Corp.	240,810	6,388,689
DH Corp.	17,080	539,098
Fidelity National Information Services, Inc.	362,300	22,535,060
Fiserv, Inc. (a)	156,600	11,113,902
Genpact Ltd. (a)	24,840	470,221
HCL Technologies Ltd.	85,175	2,160,697
Obic Co., Ltd.	73,600	2,388,297
QIWI PLC (Sponsored ADR)	3,333	67,293
Tata Consultancy Services Ltd.	53,280	2,164,203
VeriFone Systems, Inc. (a)	14,254	530,249
Visa, Inc.-Class A	115,000	30,153,000
Xerox Corp.	1,273,100	17,645,166

		109,749,836

Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. (a)	62,490	166,848

Company	Shares	U.S. $ Value
Advanced Semiconductor Engineering, Inc.	2,464,000	2,926,314
Advanced Semiconductor Engineering, Inc. (ADR)	114,420	701,395
Cavium, Inc. (a)	7,800	482,196
Fairchild Semiconductor International, Inc. (a)	21,140	356,843
Infineon Technologies AG	138,041	1,460,730
Intersil Corp.-Class A	25,599	370,418
King Yuan Electronics Co., Ltd.	369,000	294,401
Kinsus Interconnect Technology Corp.	224,000	740,122
Lam Research Corp.	7,660	607,744
Mellanox Technologies Ltd. (a)	10,910	466,184
Novatek Microelectronics Corp.	490,000	2,738,167
NXP Semiconductors NV (a)	111,800	8,541,520
ON Semiconductor Corp. (a)	42,110	426,574
SK Hynix, Inc. (a)	43,330	1,851,726
Sumco Corp.	182,100	2,606,962
Taiwan Semiconductor Manufacturing Co., Ltd.	740,000	3,260,049
Teradyne, Inc.	24,600	486,834
Tokyo Electron Ltd.	30,600	2,320,405

		30,805,432

Software - 2.9%
ANSYS, Inc. (a)	250,300	20,524,600
Aspen Technology, Inc. (a)	11,162	390,893
Barracuda Networks, Inc. (a)	11,141	399,293
Cadence Design Systems, Inc. (a)	29,210	554,114
Dassault Systemes	50,513	3,080,301
Electronic Arts, Inc. (a)	572,800	26,930,192
Guidewire Software, Inc. (a)	9,110	461,239
Microsoft Corp.	799,971	37,158,653
NetSuite, Inc. (a)	56,274	6,143,433
Open Text Corp.	12,800	744,885
Oracle Corp.	154,500	6,947,865
Oracle Corp. Japan	72,700	2,962,251
SAP SE	12,707	887,309
ServiceNow, Inc. (a)	119,421	8,102,715
SolarWinds, Inc. (a)	14,529	723,980
Tableau Software, Inc.-Class A (a)	6,757	572,723
Ultimate Software Group, Inc. (The) (a)	3,986	585,205

		117,169,651

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc. (d)	464,832	51,308,156
Asustek Computer, Inc.	256,000	2,793,216
Casetek Holdings Ltd.	122,000	686,980
Catcher Technology Co., Ltd.	529,000	4,085,168
EMC Corp./MA	443,500	13,189,690
Hewlett-Packard Co.	945,200	37,930,876
Inventec Corp.	424,000	283,571
Lite-On Technology Corp.	240,596	274,852
NCR Corp. (a)	19,690	573,767
Samsung Electronics Co., Ltd.	1,710	2,055,837
Samsung Electronics Co., Ltd. (GDR) (e)	4,289	1,989,098

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (GDR) (London) (e)	2,270	1,362,561

		116,533,772

		490,732,343

Consumer Discretionary - 10.6%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	100,800	3,621,585
Cie Generale des Etablissements Michelin-Class B	44,108	3,981,482
Dana Holding Corp.	22,500	489,150
Lear Corp.	5,970	585,538
Plastic Omnium SA	72,270	1,961,253
Sumitomo Electric Industries Ltd.	297,800	3,719,306
Tenneco, Inc. (a)	10,850	614,218
TRW Automotive Holdings Corp. (a)	4,010	412,429
Valeo SA	42,343	5,268,745

		20,653,706

Automobiles - 1.1%
Ford Motor Co.	1,654,800	25,649,400
Great Wall Motor Co., Ltd.-Class H	578,500	3,283,397
Honda Motor Co., Ltd.	197,800	5,803,111
Hyundai Motor Co.	2,880	439,938
Hyundai Motor Co. (Preference Shares)	1,019	116,348
Kia Motors Corp.	11,400	541,682
Tata Motors Ltd. (Sponsored ADR)	25,520	1,078,986
Tata Motors Ltd.-Class A	51,750	273,933
Thor Industries, Inc.	8,020	448,077
Toyota Motor Corp.	133,800	8,338,061

		45,972,933

Distributors - 0.0%
LKQ Corp. (a)	28,491	801,167

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	12,832	603,232
Estacio Participacoes SA	394,500	3,535,095
Grand Canyon Education, Inc. (a)	15,833	738,768
Kroton Educacional SA	743,000	4,332,444
New Oriental Education & Technology Group, Inc. (ADR) (a)	27,073	552,560
TAL Education Group (ADR) (a)	37,870	1,063,768

		10,825,867

Hotels, Restaurants & Leisure - 1.2%
Ajisen China Holdings Ltd.	635,000	482,493
Bloomin’ Brands, Inc. (a)	30,580	757,161
Buffalo Wild Wings, Inc. (a)	3,513	633,675
Galaxy Entertainment Group Ltd.	160,000	889,074
Melco International Development Ltd.	1,277,000	2,798,772
Merlin Entertainments PLC (e)	542,386	3,356,093
NagaCorp Ltd.	322,000	262,400
Norwegian Cruise Line Holdings Ltd. (a)	9,749	455,863
Oriental Land Co., Ltd./Japan	6,700	1,545,113
Sands China Ltd.	175,600	855,966

Company	Shares	U.S. $ Value
Sodexo SA	43,690	4,276,564
Starbucks Corp.	332,200	27,257,010
TABCORP Holdings Ltd.	181,090	611,308
Tatts Group Ltd.	801,336	2,253,758
Wyndham Worldwide Corp.	6,640	569,446
Yum! Brands, Inc.	38,440	2,800,355

		49,805,051

Household Durables - 0.1%
Even Construtora e Incorporadora SA	135,000	276,277
Hanssem Co., Ltd.	2,846	295,822
Helen of Troy Ltd. (a)	6,950	452,167
Meritage Homes Corp. (a)	14,440	519,696
PulteGroup, Inc.	21,410	459,459
Rossi Residencial SA (a)	39,960	50,961
Skyworth Digital Holdings Ltd.	1,140,000	616,920
Tempur Sealy International, Inc. (a)	10,670	585,890

		3,257,192

Internet & Catalog Retail - 0.5%
JD.com, Inc. (ADR) (a)	17,587	406,963
Just Eat PLC (a)	378,133	1,825,243
Priceline Group, Inc. (The) (a)	16,148	18,412,111
Vipshop Holdings Ltd. (ADR) (a)	42,150	823,611

		21,467,928

Leisure Products - 0.4%
Polaris Industries, Inc.	91,711	13,870,372

Media - 2.3%
AMC Networks, Inc.-Class A (a)	5,460	348,184
Cineplex, Inc.	24,670	951,933
Comcast Corp.-Class A	382,200	22,171,422
CTS Eventim AG & Co. KGaA	20,480	603,376
Liberty Global PLC-Class A (a)	9,413	472,580
Liberty Global PLC-Series C (a)	130,423	6,300,735
Naspers Ltd.-Class N	68,255	8,829,134
Reed Elsevier PLC	119,610	2,043,176
Sky PLC	62,930	878,271
Smiles SA	32,600	564,754
Surya Citra Media Tbk PT	558,500	157,610
Thomson Reuters Corp.	77,440	3,124,129
Time Warner, Inc.	226,788	19,372,231
Walt Disney Co. (The)	292,498	27,550,387

		93,367,922

Multiline Retail - 0.7%
B&M European Value Retail SA	1,229,290	5,460,522
Big Lots, Inc.	12,870	515,057
Canadian Tire Corp., Ltd.-Class A	5,480	578,942
Dillard’s, Inc.-Class A	4,060	508,231
Dollar General Corp. (a)	212,300	15,009,610
Matahari Department Store Tbk PT	461,000	555,487
Next PLC	16,110	1,708,577

Company	Shares	U.S. $ Value
Poundland Group PLC (a)	458,090	2,343,281

		26,679,707

Specialty Retail - 2.1%
AutoZone, Inc. (a)	21,400	13,248,954
Brown Shoe Co., Inc.	14,380	462,317
Cabela’s, Inc. (a)	6,360	335,236
Children’s Place, Inc. (The)	10,050	572,850
Chow Tai Fook Jewellery Group Ltd.	226,743	303,675
Fielmann AG	10,600	723,921
Five Below, Inc. (a)	19,819	809,210
Foschini Group Ltd. (The)	11,978	137,512
GameStop Corp.-Class A	345,242	11,669,180
Home Depot, Inc. (The)	310,000	32,540,700
L’Occitane International SA	47,000	118,793
Luk Fook Holdings International Ltd.	17,000	63,752
Mr. Price Group Ltd.	10,270	207,751
Office Depot, Inc. (a)	1,550,600	13,296,395
Pier 1 Imports, Inc.	25,580	393,932
Shimamura Co., Ltd.	18,700	1,613,752
Sports Direct International PLC (a)	404,687	4,451,845
Tractor Supply Co.	6,870	541,493
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,719	858,957
Yamada Denki Co., Ltd.	745,700	2,501,913

		84,852,138

Textiles, Apparel & Luxury Goods - 1.4%
Cie Financiere Richemont SA	94,925	8,415,918
Cie Financiere Richemont SA (Johannesburg)	171,530	1,550,525
Crocs, Inc. (a)	30,000	374,700
Eclat Textile Co., Ltd.	97,240	977,301
Global Brands Group Holding Ltd. (a)	4,664,000	910,743
HUGO BOSS AG	24,703	3,021,958
NIKE, Inc.-Class B	244,700	23,527,905
Samsonite International SA	1,235,500	3,661,335
Titan Co., Ltd.	162,883	981,180
Under Armour, Inc.-Class A (a)	6,270	425,733
VF Corp.	126,132	9,447,287
Yue Yuen Industrial Holdings Ltd.	430,000	1,543,429

		54,838,014

		426,391,997

Health Care - 8.4%
Biotechnology - 1.6%
Actelion Ltd. (REG) (a)	61,182	7,043,336
Agios Pharmaceuticals, Inc. (a)	972	108,903
Biogen Idec, Inc. (a)(d)	60,400	20,502,780
CSL Ltd.	33,560	2,357,445
Gilead Sciences, Inc. (a)	322,600	30,408,276
Isis Pharmaceuticals, Inc. (a)	2,073	127,987
Juno Therapeutics, Inc. (a)	1,528	79,792
NPS Pharmaceuticals, Inc. (a)	6,749	241,412
Pharmacyclics, Inc. (a)	3,060	374,116
Puma Biotechnology, Inc. (a)	1,786	338,036

Company	Shares	U.S. $ Value
Receptos, Inc. (a)	1,602	196,261
Synageva BioPharma Corp. (a)	2,269	210,541
TESARO, Inc. (a)	6,334	235,561
Vertex Pharmaceuticals, Inc. (a)	29,840	3,544,992

		65,769,438

Health Care Equipment & Supplies - 0.6%
Align Technology, Inc. (a)	9,461	528,965
DBV Technologies SA (Sponsored ADR) (a)	5,462	148,129
HeartWare International, Inc. (a)	4,601	337,851
Insulet Corp. (a)	8,608	396,485
Intuitive Surgical, Inc. (a)	36,300	19,200,522
Medtronic, Inc.	48,956	3,534,623
Sirona Dental Systems, Inc. (a)	5,935	518,541

		24,665,116

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	13,859	848,309
Aetna, Inc.	269,400	23,930,802
Anthem, Inc.	241,831	30,390,902
Envision Healthcare Holdings, Inc. (a)	18,063	626,605
Health Net, Inc./CA (a)	55,000	2,944,150
LifePoint Hospitals, Inc. (a)	7,530	541,482
McKesson Corp.	19,889	4,128,559
Molina Healthcare, Inc. (a)	6,500	347,945
Premier, Inc.-Class A (a)	14,043	470,862
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	281,200	633,169
Sonic Healthcare Ltd.	251,010	3,776,333
UnitedHealth Group, Inc.	77,308	7,815,066
WellCare Health Plans, Inc. (a)	7,280	597,397

		77,051,581

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	35,977	9,183,201
ICON PLC (a)	7,425	378,601
Quintiles Transnational Holdings, Inc. (a)	238,768	14,056,272

		23,618,074

Pharmaceuticals - 3.7%
Actavis PLC (a)	82,100	21,133,361
Akorn, Inc. (a)	19,966	722,769
Allergan, Inc./United States	90,700	19,281,913
Astellas Pharma, Inc.	327,400	4,558,096
GlaxoSmithKline PLC	378,544	8,121,131
GW Pharmaceuticals PLC (ADR) (a)	2,534	171,501
Indivior PLC (a)	38,112	88,746
Jazz Pharmaceuticals PLC (a)	3,974	650,663
Johnson & Johnson (d)	290,600	30,388,042
Lupin Ltd.	23,169	523,834
Merck & Co., Inc.	112,900	6,411,591
Novartis AG	38,360	3,557,640

Company	Shares	U.S. $ Value
Novo Nordisk A/S-Class B	106,865	4,520,364
Orion Oyj-Class B	31,310	973,756
Pfizer, Inc.	1,077,656	33,568,984
Richter Gedeon Nyrt	15,250	205,371
Roche Holding AG	35,650	9,659,089
Sun Pharmaceutical Industries Ltd.	206,630	2,701,762
Tetraphase Pharmaceuticals, Inc. (a)	4,690	186,240

		147,424,853

		338,529,062

Industrials - 6.5%
Aerospace & Defense - 2.3%
Airbus Group NV	150,588	7,444,770
Boeing Co. (The)	93,100	12,101,138
Hexcel Corp. (a)	18,709	776,236
L-3 Communications Holdings, Inc.	111,354	14,053,988
Lockheed Martin Corp.	94,880	18,271,042
Precision Castparts Corp.	39,300	9,466,584
Raytheon Co.	206,022	22,285,400
Safran SA	48,560	2,995,907
Spirit Aerosystems Holdings, Inc.-Class A (a)	15,510	667,550
TransDigm Group, Inc.	3,287	645,402
Zodiac Aerospace	108,037	3,637,365

		92,345,382

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	11,170	498,294
Oesterreichische Post AG	18,650	911,273
Singapore Post Ltd.	501,000	724,797

		2,134,364

Airlines - 0.6%
Delta Air Lines, Inc.	359,885	17,702,743
International Consolidated Airlines Group SA (a)	679,070	5,112,084
Qantas Airways Ltd. (a)	1,587,003	3,082,457
Turk Hava Yollari (a)	133,272	547,610

		26,444,894

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	391,125	6,407,515
Berendsen PLC	51,080	873,071
Edenred	159,075	4,399,375
Regus PLC	207,805	670,939

		12,350,900

Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	22,375	679,529
Granite Construction, Inc.	12,360	469,927
IRB Infrastructure Developers Ltd.	112,750	468,946
Larsen & Toubro Ltd.	18,510	435,901
Tutor Perini Corp. (a)	22,190	534,113

		2,588,416

Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	59,243	772,948

Company	Shares	U.S. $ Value
AMETEK, Inc.	12,442	654,822
General Cable Corp.	17,050	254,045
Regal-Beloit Corp.	6,620	497,824

		2,179,639

Industrial Conglomerates - 0.8%
Alliance Global Group, Inc.	1,495,200	746,906
Bidvest Group Ltd. (The)	24,760	647,322
Carlisle Cos., Inc.	8,371	755,399
Danaher Corp.	288,100	24,693,051
SM Investments Corp.	26,268	474,636
Toshiba Corp.	794,000	3,348,535

		30,665,849

Machinery - 0.6%
Actuant Corp.-Class A	10,320	281,117
IDEX Corp.	10,508	817,943
ITT Corp.	429,368	17,372,229
JTEKT Corp.	233,100	3,923,023
Lincoln Electric Holdings, Inc.	9,828	679,016
Middleby Corp. (The) (a)	8,846	876,639
Terex Corp.	11,250	313,650
Valmont Industries, Inc.	4,313	547,751

		24,811,368

Marine - 0.1%
Kirby Corp. (a)	8,939	721,735
Nippon Yusen KK	1,076,000	3,039,169

		3,760,904

Professional Services - 0.7%
51job, Inc. (ADR) (a)	15,486	555,173
Applus Services SA (a)	143,665	1,582,402
Bureau Veritas SA	315,744	6,995,609
Capita PLC	554,530	9,298,186
Intertek Group PLC	192,970	6,983,971
Robert Half International, Inc.	15,420	900,220
Teleperformance	35,550	2,419,892

		28,735,453

Road & Rail - 0.6%
CAR, Inc. (a)	194,000	259,563
Central Japan Railway Co.	24,500	3,671,968
ComfortDelGro Corp., Ltd.	304,000	594,904
Con-way, Inc.	6,110	300,490
Genesee & Wyoming, Inc.-Class A (a)	7,592	682,673
Globaltrans Investment PLC (Sponsored GDR) (e)	39,391	198,686
Ryder System, Inc.	5,880	545,958
Union Pacific Corp.	170,800	20,347,404

		26,601,646

Trading Companies & Distributors - 0.2%
Brenntag AG	90,250	5,045,884
Bunzl PLC	44,840	1,225,800
MSC Industrial Direct Co., Inc.-Class A	4,600	373,750
United Rentals, Inc. (a)	6,547	667,859

Company	Shares	U.S. $ Value
WESCO International, Inc. (a)	7,380	562,430

		7,875,723

		260,494,538

Consumer Staples - 6.2%
Beverages - 1.5%
Anheuser-Busch InBev NV	12,040	1,354,997
Asahi Group Holdings Ltd.	57,300	1,772,708
Dr Pepper Snapple Group, Inc.	220,700	15,819,776
Heineken NV	41,270	2,930,487
Monster Beverage Corp. (a)	266,400	28,864,440
PepsiCo, Inc.	94,200	8,907,552

		59,649,960

Food & Staples Retailing - 2.4%
7-Eleven Malaysia Holdings Bhd (a)	369,470	158,503
Alimentation Couche-Tard, Inc.-Class B	63,900	2,677,992
Axfood AB	6,970	416,052
Bizim Toptan Satis Magazalari AS	10,622	86,620
Costco Wholesale Corp. (d)	144,500	20,482,875
CP ALL PCL	102,400	132,280
CVS Health Corp.	348,200	33,535,142
Diplomat Pharmacy, Inc. (a)	2,294	62,787
Jean Coutu Group PJC, Inc. (The)-Class A	58,860	1,434,263
Koninklijke Ahold NV	298,095	5,298,000
Kroger Co. (The)	359,260	23,068,085
Lawson, Inc.	15,600	942,679
Lenta Ltd. (GDR) (a)(e)	153,147	1,035,273
Magnit PJSC (Sponsored GDR) (e)	25,178	1,142,594
Olam International Ltd.	1,713,183	2,599,891
Sprouts Farmers Market, Inc. (a)	18,451	626,965
Sugi Holdings Co., Ltd.	13,900	567,390
Tsuruha Holdings, Inc.	17,800	1,029,963
X5 Retail Group NV (GDR) (a)(e)	33,600	409,667

		95,707,021

Food Products - 0.6%
Dean Foods Co.	39,260	760,859
Gruma SAB de CV-Class B	38,360	410,205
Ingredion, Inc.	4,810	408,080
JBS SA	140,500	591,980
Keurig Green Mountain, Inc.	3,216	425,782
Mead Johnson Nutrition Co.-Class A	191,743	19,277,841
MHP SA (GDR) (e)	15,000	138,000
Nestle SA	31,720	2,312,419
Unilever PLC	18,851	765,882
Universal Robina Corp.	34,190	149,064
WH Group Ltd. (a)(e)	389,500	221,623

		25,461,735

Household Products - 0.1%
Reckitt Benckiser Group PLC	38,112	3,086,841

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	170,300	12,976,860

Company	Shares	U.S. $ Value
Kao Corp.	59,500	2,346,355

		15,323,215

Tobacco - 1.2%
Altria Group, Inc.	292,933	14,432,809
British American Tobacco PLC	225,679	12,229,758
Imperial Tobacco Group PLC	90,180	3,969,679
KT&G Corp.	4,050	281,205
Lorillard, Inc.	115,000	7,238,100
Philip Morris International, Inc.	143,300	11,671,785

		49,823,336

		249,052,108

Energy - 3.3%
Energy Equipment & Services - 0.5%
FMC Technologies, Inc. (a)	6,323	296,169
Oceaneering International, Inc.	8,310	488,711
Schlumberger Ltd. (d)	204,200	17,440,722
Superior Energy Services, Inc.	11,330	228,300

		18,453,902

Oil, Gas & Consumable Fuels - 2.8%
BG Group PLC	397,176	5,314,891
Bill Barrett Corp. (a)	25,730	293,065
China Petroleum & Chemical Corp.-Class H	706,400	572,070
Concho Resources, Inc. (a)	3,057	304,936
EOG Resources, Inc.	39,300	3,618,351
Gazprom OAO (Sponsored ADR)	231,220	1,048,272
Hess Corp.	383,973	28,344,887
JX Holdings, Inc.	1,247,900	4,856,334
KazMunaiGas Exploration Production JSC (GDR) (e)	21,330	309,285
LUKOIL OAO (London) (Sponsored ADR)	39,770	1,525,179
Murphy Oil Corp.	144,591	7,304,737
Oasis Petroleum, Inc. (a)	5,670	93,782
Occidental Petroleum Corp.	336,700	27,141,387
Petroleo Brasileiro SA (Sponsored ADR)	321,422	2,436,379
Petronet LNG Ltd.	188,102	621,328
Rosetta Resources, Inc. (a)	15,350	342,458
Royal Dutch Shell PLC-Class B	63,140	2,181,554
SM Energy Co.	6,930	267,359
Statoil ASA	70,010	1,232,655
Total SA	97,280	4,983,849
Valero Energy Corp.	440,204	21,790,098

		114,582,856

		133,036,758

Materials - 3.2%
Chemicals - 2.4%
A Schulman, Inc.	10,430	422,728
Arkema SA	45,120	2,984,093
Chr Hansen Holding A/S	59,870	2,652,441
Denki Kagaku Kogyo KK	604,000	2,212,195
Dow Chemical Co. (The)	276,300	12,602,043
Essentra PLC	765,816	8,681,359

Company	Shares	U.S. $ Value
Givaudan SA (a)	1,160	2,080,874
Huabao International Holdings Ltd.	372,000	303,157
Huntsman Corp.	11,290	257,186
Hyosung Corp.	14,580	904,833
IMCD Group NV (a)	21,689	740,103
JSR Corp.	250,700	4,303,085
Koninklijke DSM NV	62,121	3,788,945
LyondellBasell Industries NV-Class A	167,300	13,281,947
Mitsubishi Gas Chemical Co., Inc.	307,000	1,540,800
Monsanto Co.	127,000	15,172,690
PolyOne Corp.	19,449	737,312
Sherwin-Williams Co. (The)	88,200	23,200,128
UPL Ltd.	24,530	134,291

		96,000,210

Construction Materials - 0.0%
Cemex Latam Holdings SA (a)	36,748	247,409
Grasim Industries Ltd.	565	30,206
Grasim Industries Ltd. (GDR) (e)	7,358	394,221
West China Cement Ltd.	1,204,000	126,140

		797,976

Containers & Packaging - 0.6%
Avery Dennison Corp.	9,080	471,070
Ball Corp.	323,055	22,022,659
Graphic Packaging Holding Co. (a)	26,680	363,382

		22,857,111

Metals & Mining - 0.1%
Dowa Holdings Co., Ltd.	204,000	1,620,783
KGHM Polska Miedz SA	3,370	102,734
MMC Norilsk Nickel OJSC (ADR)	13,560	192,823
Rio Tinto PLC	58,670	2,704,515
Steel Dynamics, Inc.	19,080	376,639
Tata Steel Ltd.	66,730	420,048
Ternium SA (Sponsored ADR)	8,179	144,278

		5,561,820

Paper & Forest Products - 0.1%
Mondi PLC	144,100	2,340,974
Nine Dragons Paper Holdings Ltd.	536,000	466,745
Sappi Ltd. (a)	192,555	698,155

		3,505,874

		128,722,991

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	685,043	1,215,140
Nippon Telegraph & Telephone Corp.	118,500	6,053,288
Singapore Telecommunications Ltd.	596,000	1,748,320
Swisscom AG	3,400	1,784,107
Telecom Italia SpA (savings shares)	5,466,075	4,569,880
Telekomunikasi Indonesia Persero Tbk PT	1,965,000	451,613
Telenor ASA	170,120	3,441,292
Telstra Corp., Ltd.	412,050	2,000,431
Verizon Communications, Inc.	339,100	15,863,098
Vivendi SA (a)	193,737	4,822,216

		41,949,385

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.5%
China Mobile Ltd.	370,500	4,349,163
SK Telecom Co., Ltd.	2,430	594,361
SoftBank Corp.	91,000	5,416,616
StarHub Ltd.	162,000	506,147
Tower Bersama Infrastructure Tbk PT	1,655,000	1,294,402
Turkcell Iletisim Hizmetleri AS (a)	107,160	653,942
Vodafone Group PLC	1,596,466	5,473,685

		18,288,316

		60,237,701

Utilities - 1.1%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	172,600	10,480,272
Electricite de France SA	156,910	4,319,480
Elia System Operator SA/NV	26,660	1,241,475
Light SA	42,400	271,480
PNM Resources, Inc.	22,180	657,193
Power Assets Holdings Ltd.	274,000	2,647,274
Westar Energy, Inc.	15,520	640,045

		20,257,219

Gas Utilities - 0.0%
Atmos Energy Corp.	9,650	537,891
Southwest Gas Corp.	10,350	639,734
UGI Corp.	14,480	549,950

		1,727,575

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	259,501	748,735
China Resources Power Holdings Co., Ltd.	74,000	190,169
Datang International Power Generation Co., Ltd.-Class H	258,000	139,306
Huadian Power International Corp. Ltd.-Class H	732,000	635,035
Huaneng Power International, Inc.-Class H	206,000	278,887
NTPC Ltd.	232,440	528,514

		2,520,646

Multi-Utilities - 0.5%
DTE Energy Co.	240,500	20,771,985
United Utilities Group PLC	44,970	638,750

		21,410,735

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	79,900	514,591
Cia de Saneamento de Minas Gerais-COPASA	48,000	454,684

		969,275

		46,885,450

Total Common Stocks (cost $2,129,993,192)		2,656,310,986

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 16.4%
Funds and Investment Trusts - 16.4%
AB Pooling Portfolios-Multi-Asset Real Return Portfolio (f)	34,264,531	246,361,977
iShares Core MSCI Emerging Markets ETF	717,710	33,753,901
SPDR S&P 500 ETF Trust	1,848,295	379,824,622

Total Investment Companies (cost $675,532,532)		659,940,500

WARRANTS - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Baroda, JPMorgan Chase Bank, expiring 5/05/16 (a)(e)	39,470	679,124
Bank Muscat SAOG, Citigroup Global Markets, expiring 2/04/16 (a)	34,240	51,938
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)	32,578	612,907
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	31,861	147,469
Punjab National Bank, Merrill Lynch Intl & Co., expiring 8/08/18 (a)	123,850	430,812
Union Bank of India, Merrill Lynch Intl & Co., expiring 8/20/18 (a)	42,656	161,508

		2,083,758

Consumer Finance - 0.0%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	296,382	900,479
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(e)	19,926	350,989

		1,251,468

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	196,056	387,532

		3,722,758

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	197,430	376,344

Airlines - 0.0%
Air Arabia PJSC, Deutsche Bank AG, expiring 7/31/17 (a)	351,990	143,751

		520,095

Materials - 0.0%
Chemicals - 0.0%
UPL Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	82,800	455,709

Company	Shares	U.S. $ Value
Total Warrants (cost $3,591,249)		4,698,562

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
DGB Financial Group, expiring 1/13/15 (a) (cost $0)	6	6

SHORT-TERM INVESTMENTS - 16.4%
Investment Companies - 15.2%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f)(g) (cost $613,482,773)	613,482,773	613,482,773

	Principal Amount (000)
U.S. Treasury Bills - 1.2%
U.S. Treasury Bill Zero Coupon 1/02/15-3/12/15 (cost $49,999,951)	$50,000	49,999,951

Total Short-Term Investments (cost $663,482,724)		663,482,724

Total Investments - 98.9% (cost $3,472,599,697) (h)		3,984,432,778
Other assets less liabilities - 1.1%		42,418,585

Net Assets - 100.0%		$4,026,851,363

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	2,154	March 2015	$78,079,568	$81,660,019	$3,580,451
FTSE 100 Index Futures	669	March 2015	66,426,975	68,010,376	1,583,401
Hang Seng Index Futures	36	January 2015	5,434,532	5,489,377	54,845
Russell 2000 E Mini Futures	106	March 2015	12,267,746	12,727,420	459,674
S&P Mid 400 E Mini Futures	116	March 2015	16,364,409	16,803,760	439,351
SPI 200 Futures	140	March 2015	14,693,045	15,381,381	688,336
TOPIX Index Futures	1,963	March 2015	234,546,664	230,666,430	(3,880,234)
Sold Contracts
U.S. Long Bond (CBT) Futures	228	March 2015	31,948,174	32,960,250	(1,012,076)
U.S. T-Note 5 Yr (CBT) Futures	906	March 2015	107,713,673	107,750,297	(36,624)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	698	March 2015	$87,952,455	$88,504,219	$(551,764)

					$1,325,360

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	2,359,459	USD	22,114	2/18/15	$2,408,385
Barclays Bank PLC	NOK	45,268	USD	6,603	2/18/15	536,435
Barclays Bank PLC	USD	6,967	SEK	51,354	2/18/15	(378,382)
BNP Paribas SA	KRW	1,512,514	USD	1,389	2/17/15	9,124
BNP Paribas SA	AUD	52,291	USD	43,227	2/18/15	672,570
BNP Paribas SA	GBP	55,689	USD	89,754	2/18/15	2,986,905
BNP Paribas SA	JPY	3,588,035	USD	33,618	2/18/15	3,651,456
BNP Paribas SA	USD	23,535	AUD	27,288	2/18/15	(1,328,114)
BNP Paribas SA	USD	2,551	CAD	2,974	2/18/15	6,165
BNP Paribas SA	USD	27,674	GBP	17,239	2/18/15	(814,999)
BNP Paribas SA	USD	15,776	NZD	20,105	2/18/15	(159,572)
Citibank	CAD	2,972	USD	2,651	2/18/15	95,982
Citibank	EUR	8,059	USD	10,264	2/18/15	507,478
Citibank	HKD	19,566	USD	2,522	2/18/15	(837)
Citibank	USD	4,535	EUR	3,621	2/18/15	(151,664)
Citibank	USD	11,105	SEK	82,014	2/18/15	(582,414)
Credit Suisse International	USD	17,784	EUR	14,290	2/18/15	(484,572)
Deutsche Bank AG	USD	10,291	EUR	8,272	2/18/15	(277,207)
Deutsche Bank AG	USD	5,342	GBP	3,417	2/18/15	(17,927)
Deutsche Bank AG	USD	10,430	JPY	1,227,637	2/18/15	(177,209)
Goldman Sachs Bank USA	BRL	15,721	USD	5,919	1/05/15	4,453
Goldman Sachs Bank USA	USD	5,921	BRL	15,721	1/05/15	(7,128)
Goldman Sachs Bank USA	BRL	15,721	USD	5,871	2/03/15	2,435
Goldman Sachs Bank USA	AUD	49,092	USD	42,740	2/18/15	2,789,018
Goldman Sachs Bank USA	EUR	26,438	USD	32,772	2/18/15	766,537
Goldman Sachs Bank USA	JPY	2,420,176	USD	21,589	2/18/15	1,376,421
Goldman Sachs Bank USA	USD	13,180	CHF	12,702	2/18/15	(394,496)
HSBC Bank USA	GBP	24,879	USD	39,924	2/18/15	1,161,229
HSBC Bank USA	HKD	196,232	USD	25,311	2/18/15	7,181
JPMorgan Chase Bank	BRL	15,721	USD	6,173	1/05/15	259,298
JPMorgan Chase Bank	USD	5,919	BRL	15,721	1/05/15	(4,453)
Morgan Stanley & Co., Inc.	USD	5,548	EUR	4,468	2/18/15	(139,443)
Royal Bank of Scotland PLC	JPY	3,653,692	USD	31,644	2/18/15	1,129,538
Standard Chartered Bank	USD	13,371	AUD	15,223	2/18/15	(982,600)
Standard Chartered Bank	USD	4,130	HKD	32,038	2/18/15	985
State Street Bank & Trust Co.	CHF	32,820	USD	34,795	2/18/15	1,759,123
State Street Bank & Trust Co.	EUR	29,734	USD	36,918	2/18/15	923,017
State Street Bank & Trust Co.	JPY	609,225	USD	5,245	2/18/15	157,038
State Street Bank & Trust Co.	USD	33,457	EUR	26,946	2/18/15	(836,470)
State Street Bank & Trust Co.	USD	1,221	HKD	9,467	2/18/15	(93)
UBS AG	CAD	13,657	USD	11,920	2/18/15	176,783
UBS AG	EUR	5,027	USD	6,399	2/18/15	312,953
UBS AG	GBP	2,510	USD	3,925	2/18/15	13,934
UBS AG	GBP	3,412	USD	5,303	2/18/15	(13,541)

						$14,963,322

(a)	Non-income producing security.

(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $11,587,214 or 0.3% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $590,542,764 and gross unrealized depreciation of investments was $(78,709,683), resulting in net unrealized appreciation of $511,833,081.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Country Breakdown*

December 31, 2014 (unaudited)

79.0%	United States
4.0%	United Kingdom
3.6%	Japan
2.3%	France
1.4%	Switzerland
1.0%	China
0.8%	India
0.8%	Netherlands
0.8%	Hong Kong
0.7%	Germany
0.7%	Australia
0.6%	Taiwan
0.5%	Singapore
0.5%	Brazil
3.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2014. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Argentina, Austria, Belgium, Canada, Colombia, Cyprus, Czech Republic, Denmark, Finland, Hungary, Indonesia, Ireland, Israel, Italy, Kazakhstan, Luxembourg, Malaysia, Mexico, Norway, Oman, Peru, Philippines, Poland, Puerto Rico, Qatar, Russia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$368,890,924		$153,250,588		$86,526		$522,228,038
Information Technology	440,278,459		50,453,884		– 0	–	490,732,343
Consumer Discretionary	324,956,732		101,435,265		– 0	–	426,391,997
Health Care	280,714,535		57,814,527		– 0	–	338,529,062
Industrials	172,618,427		87,876,111		– 0	–	260,494,538
Consumer Staples	206,415,177		42,636,931		– 0	–	249,052,108
Energy	113,221,227		19,815,531		– 0	–	133,036,758
Materials	90,486,974		38,236,017		– 0	–	128,722,991
Telecommunication Services	15,863,098		44,374,603		– 0	–	60,237,701
Utilities	35,003,234		11,882,216		– 0	–	46,885,450
Investment Companies	659,940,500		– 0	–	– 0	–	659,940,500
Warrants	– 0	–	4,698,562		– 0	–	4,698,562
Rights	– 0	–	– 0	–	6		6
Short-Term Investments:
Investment Companies	613,482,773		– 0	–	– 0	–	613,482,773
U.S. Treasury Bills	– 0	–	49,999,951		– 0	–	49,999,951

Total Investments in Securities	3,321,872,060		662,474,186	+	86,532		3,984,432,778
Other Financial Instruments*:
Assets:
Futures	899,025		5,907,033		– 0	–	6,806,058
Forward Currency Exchange Contracts	– 0	–	21,714,443		– 0	–	21,714,443
Liabilities:
Futures	(1,600,464)		(3,880,234)		– 0	–	(5,480,698)
Forward Currency Exchange Contracts	– 0	–	(6,751,121)		– 0	–	(6,751,121)

Total+^	$3,321,170,621		$679,464,307		$86,532		$4,000,721,460

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Common Stocks		Total
Balance as of 9/30/14	$	– 0	–	$354,313		$354,313
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		14,739		– 0	–	14,739
Change in unrealized appreciation/depreciation		6		(71,513)		(71,507)
Purchases		– 0	–	96,484		96,484
Sales		(14,739)		– 0	–	(14,739)
Transfers in to Level 3		– 0	–	61,555		61,555
Transfers out of Level 3		– 0	–	(354,313)		(354,313)

Balance as of 12/31/14		$6		$86,526		$86,532	+

Net change in unrealized appreciation/depreciation from Investments held as of 12/31 /14		$(71,513)		$6		$(71,507)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.1%
Long-Term Municipal Bonds - 67.6%
Alabama – 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,750,346
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/24	3,650	4,249,184

		7,999,530

Arizona - 4.2%
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/22	8,275	10,063,641
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010C
5.00%, 7/01/24	5,305	6,160,909
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,703,306
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	11,493,417
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	8,440	8,878,121
Pima County Regional Transportation Authority
Series 2014
5.00%, 6/01/22	1,685	2,042,810
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	27,802,031

		74,144,235

California - 1.1%
California Econ Recovery
Series 2009A
5.25%, 7/01/21	2,645	3,096,343
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,167,567
Series 2010C
5.00%, 5/01/19	730	843,748
NATL Series 2006-32F
5.25%, 5/01/18	680	773,636
State of California
Series 2009A
5.25%, 7/01/19 (Pre-refunded/ETM)	4,610	5,429,658
Series 2014
5.00%, 10/01/29	50	60,023
State of California Department of Water Resources PWR
Series 2010L

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/17	7,675	8,442,270

		19,813,245

Colorado - 1.7%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	348,432
Series 2011A
5.25%, 11/15/18	13,135	15,031,563
5.50%, 11/15/19	4,375	5,169,412
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/20	2,875	2,993,508
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19	1,000	1,108,810
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,264,240
5.125%, 1/15/23	2,000	2,197,780

		29,113,745

Connecticut - 0.4%
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,758,781

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,165,520

Florida - 7.0%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	8,469,160
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	5,375	5,705,616
5.25%, 6/01/17	2,855	3,144,497
Series 2012A
5.00%, 6/01/22	7,660	9,026,008
Series 2012A-1
5.00%, 6/01/21	10,490	12,317,148
NATL Series 2007A
5.00%, 3/01/15	80	80,627
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	17,284,941
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,982,550

	Principal Amount (000)	U.S. $ Value
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,549,807
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,915,983
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,547,094
County of Orange FL (County of Orange FL Public Svc Tax)
Series 2013
4.00%, 10/01/15	4,910	5,048,266
5.00%, 10/01/16	2,650	2,857,786
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/16	22,515	23,968,794
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	5,430	5,798,045
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	2,640	2,697,948
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	300	320,241
Series 2010D
5.00%, 7/01/16	2,170	2,316,410

		123,030,921

Georgia - 0.7%
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,365,698
Richmond County Board of Education
Series 2012
5.00%, 10/01/15	1,615	1,671,137

		12,036,835

Hawaii - 1.1%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24	5,800	6,862,212
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,044,656

		18,906,868

Illinois - 4.5%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,610,589
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/21	4,685	5,172,943
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,788,906
State of Illinois
Series 2010
5.00%, 1/01/18	160	175,064
Series 2013
5.00%, 7/01/21	1,345	1,513,448
Series 2013A
5.00%, 4/01/20	1,670	1,877,147
Series 2014
5.00%, 5/01/28	5,180	5,702,196
AMBAC Series 2004
5.00%, 11/01/15	6,905	7,153,511
NATL Series 2001
5.375%, 4/01/16	3,540	3,734,700
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	10,902,233
Series 2013
4.00%, 6/15/16	3,300	3,465,198
State of Illinois Unemployment Compensation Trust Fund
Series 2012A
5.00%, 6/15/15-6/15/16	26,705	28,030,782
Series 2012B
5.00%, 6/15/19	6,105	6,232,106

		78,358,823

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	3,252,331

Louisiana - 1.0%
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/17-9/01/19	9,705	10,917,997
State of Louisiana Gasoline & Fuels Tax Revenue
NATL Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	6,760	6,864,848

		17,782,845

Maryland - 0.4%
County of Anne Arundel MD
Series 2013
5.00%, 4/01/16	4,315	4,565,011
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	1,705	1,878,944

		6,443,955

Massachusetts - 4.3%
Commonwealth of Massachusetts
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/25	8,750	10,371,725
Series 2013B
5.00%, 8/01/17	32,490	35,988,523
Massachusetts Bay Transportation Authority
Series 2004B
5.25%, 7/01/21	5,030	6,111,903
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2004A
5.25%, 2/01/16	2,695	2,840,018
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,061,668
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,979,060
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/21	5,385	6,498,726

		75,851,623

Michigan - 2.4%
City of Detroit MI Water Supply System Revenue
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,432,678
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,720,048
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	17,180	18,315,255
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22 (a)	2,000	2,351,080

		42,819,061

Minnesota - 0.2%
Minneapolis Special School District No 1 COP
Series 2013D
5.00%, 2/01/16	2,910	3,055,267

Mississippi - 1.2%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,855,104
Series 2010D
5.00%, 8/01/23	7,530	8,701,969

		21,557,073

Missouri - 0.4%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)

	Principal Amount (000)	U.S. $ Value
NATL Series 2005
5.50%, 7/01/16	5,980	6,411,935

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,471,724

Nevada - 1.0%
Clark County School District
NATL Series 2005A
5.00%, 6/15/18	210	216,317
NATL Series 2005B
5.00%, 6/15/20	6,875	7,081,112
NATL Series 2006C
5.00%, 6/15/21	4,285	4,694,132
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,177,105
State of Nevada (State of Nevada Unemployment)
Series 2013
4.00%, 6/01/15	4,645	4,716,208

		17,884,874

New Jersey - 3.6%
New Jersey Economic Development Authority
Series 2008W
5.00%, 3/01/17 (Pre-refunded/ETM)	1,050	1,148,900
5.00%, 3/01/17	460	496,726
Series 2010DD-1
5.00%, 12/15/17	4,685	5,172,240
Series 2011EE
5.00%, 9/01/18	4,940	5,522,327
5.25%, 9/01/19	2,630	3,000,330
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,177,566
New Jersey State Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	19,870,601
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,631,377
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,829,004
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 6/15/18	7,500	8,339,850

		64,188,921

New York - 9.4%
City of New York NY
Series 2010B
5.00%, 8/01/17	6,250	6,909,500
Series 2013B
5.00%, 8/01/19	3,860	4,461,851
Series 2013H
5.00%, 8/01/25	2,510	3,006,277

	Principal Amount (000)	U.S. $ Value
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	13,292,849
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	20,588,666
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	16,549,981
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/22	8,495	10,303,670
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	24,303,344
Series 2014C
5.00%, 11/01/28	10,665	12,780,723
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	6,065
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	19,388,005
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	31,573,176
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2007B
5.00%, 4/01/15	1,240	1,254,372

		164,418,479

Ohio - 0.7%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,282,930
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21 (a)	4,025	4,756,072
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant)
Series 20121
4.00%, 12/15/16	2,825	3,014,105
Series 2014
5.00%, 12/15/21	1,105	1,318,055

		12,371,162

Oregon - 0.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26	5,930	7,050,651

Pennsylvania - 5.1%
Allegheny County Sanitary Authority
Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,817,026
City of Philadelphia PA
Series 2011
5.25%, 8/01/17	2,285	2,520,286

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2010A
5.00%, 6/15/19	2,500	2,875,775
Commonwealth of Pennsylvania
Series 20092
5.00%, 4/15/16	5,190	5,497,404
Series 2010A
5.00%, 7/15/15	5,990	6,144,662
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	3,013,983
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)
Series 2010
5.00%, 2/01/16-8/01/18	6,320	6,850,820
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/16	18,710	19,963,757
Series 2012B
5.00%, 7/01/22-7/01/23	8,415	8,824,424
Pennsylvania Intergovernmental Cooperation Authority
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,678,930
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,808,039
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,241,135

		89,236,241

Puerto Rico - 0.1%
Puerto Rico Highways & Transportation Authority NATL Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	922,861
5.50%, 7/01/17	555	575,846

		1,498,707

Texas - 5.6%
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	14,204,248
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	755,131
Series 2014
5.00%, 2/01/21	2,000	2,396,920
City Public Service Board of San Antonio TX
Series 2012B
2.00%, 12/01/27	1,765	1,790,575
Fort Bend Independent School District

	Principal Amount (000)	U.S. $ Value
Series 2010
5.00%, 8/15/21	5,205	6,175,160
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	2,173,708
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20-8/15/24	10,525	12,404,687
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,174,241
Texas A&M University
Series 2005B
5.00%, 5/15/15	2,985	3,037,267
Series 2013B
4.00%, 5/15/15	12,105	12,273,623
5.00%, 5/15/16	11,065	11,756,895
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 1/01/18	16,210	17,066,374
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	9,755	11,480,367

		97,689,196

Virginia - 1.1%
County of Arlington VA
Series 2013A
4.00%, 8/01/15	4,600	4,701,292
Greater Richmond Convention Center Authority
Series 2015
5.00%, 6/15/20-6/15/23 (a)	5,815	6,705,918
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2012-12B
5.00%, 9/01/16	2,835	3,045,187
Series 2012B
5.00%, 2/01/22	3,020	3,636,533
Virginia Resources Authority (Virginia Pooled Financing Program Infrastructure)
Series 2012A
5.00%, 11/01/16	1,515	1,638,018

		19,726,948

Washington - 4.7%
Chelan County Public Utility District No 1
Series 2011A
5.25%, 7/01/22	7,835	9,209,964
Series 2011B
5.50%, 7/01/23	5,540	6,562,185
City of Seattle WA Drainage & Wastewater Revenue
Series 2014
5.00%, 5/01/21	1,825	2,177,134
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21	11,835	13,517,937

	Principal Amount (000)	U.S. $ Value
Energy Northwest (Bonneville Power Administration)
Series 2006A
5.00%, 7/01/16	1,860	1,984,341
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	17,468,935
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/15	2,220	2,260,870
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	11,488,516
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	6,315,948
Series 2012
5.00%, 12/01/26	6,065	7,060,994
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,649,986

		82,696,810

Wisconsin - 3.7%
City of Milwaukee WI
Series 2013N
5.00%, 5/15/15	16,815	17,106,404
State of Wisconsin
Series 20141
5.00%, 5/01/16	43,560	46,194,073
Series 20143
5.00%, 11/01/21	1,205	1,449,675

		64,750,152

Total Long-Term Municipal Bonds (cost $1,135,468,334)		1,187,486,458

Short-Term Municipal Notes - 0.5%
Alabama - 0.1%
Mobile County Industrial Development Authority (Exxon Capital Ventures, Inc.)
Series 2002
0.02%, 7/15/32 (b)	1,200	1,200,000

Kentucky - 0.1%
Kentucky Economic Development Finance Authority (Baptist Heathcare System/Louisville)
Series 2009B-2
0.03%, 8/15/38 (b)	1,200	1,200,000

Mississippi - 0.3%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2007E
0.03%, 12/01/30 (b)	2,700	2,700,000

	Principal Amount (000)	U.S. $ Value
Series 2009E
0.03%, 12/01/30 (b)	2,200	2,200,000

		4,900,000

South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority (Regional Health, Inc.)
Series 2008
0.03%, 9/01/27 (b)	795	795,000

Wyoming - 0.0%
County of Lincoln WY (Exxon Mobil Corp.)
Series 1985
0.01%, 8/01/15 (b)	220	220,000

Total Short-Term Municipal Notes (cost $8,315,000)		8,315,000

Total Municipal Obligations (cost $1,143,783,334)
		1,195,801,458

	Shares
INVESTMENT COMPANIES - 23.9%
Funds and Investment Trusts - 23.9%
iShares Core MSCI Emerging Markets ETF	573,582	26,975,561
SPDR S&P 500 ETF Trust	1,912,926	393,106,293

Total Investment Companies (cost $392,426,571)		420,081,854

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 2.2%
Financial Institutions - 1.8%
Banking - 1.8%
Bank of America Corp.
1.50%, 10/09/15	$6,000	6,024,606
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,516,209
Generic Municipal Bond
5.375%, 10/15/15	5,500	5,688,870
JPMorgan Chase & Co.
1.35%, 2/15/17	6,035	6,034,867
1.875%, 3/20/15	6,360	6,378,959
Morgan Stanley
Series G
5.45%, 1/09/17	1,425	1,530,043

		31,173,554

Industrial - 0.4%
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,310	2,349,748

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical - 0.1%
Becton Dickinson and Co.
0.691%, 6/15/16 (c)	1,935	1,935,461
Technology - 0.2%
Cisco Systems, Inc.
1.10%, 3/03/17	2,500	2,501,057

		6,786,266

Total Corporates - Investment Grade (cost $37,881,581)		37,959,820

	Shares
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (d)(e) (cost $50,495,299)	50,495,299	50,495,299

	Principal Amount (000)
U.S. Treasury Bills - 1.8%
U.S. Treasury Bill Zero Coupon, 1/02/15-3/12/15 (cost $30,999,970)	$31,000	30,999,970

Total Short-Term Investments (cost $81,495,269)		81,495,269

Total Investments - 98.9% (cost $1,655,586,755) (f)		1,735,338,401
Other assets less liabilities - 1.1% (g)		19,684,781

Net Assets - 100.0%		$1,755,023,182

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1,014	March 2015	$36,823,708	$38,441,625	$1,617,917
FTSE 100 Index Futures	224	March 2015	21,797,959	22,771,785	973,826
Hang Seng Index Futures	21	January 2015	3,170,144	3,202,137	31,993
SPI 200 Futures	58	March 2015	6,087,119	6,372,287	285,168
TOPIX Index Futures	420	March 2015	50,249,193	49,352,981	(896,212)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	538	March 2015	63,967,606	63,984,172	(16,566)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	377	March 2015	$47,594,187	$47,802,422	$(208,235)
U.S. Long Bond (CBT) Futures	128	March 2015	17,935,817	18,504,000	(568,183)

					$1,219,708

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	468,213	USD	4,388	2/18/15	$477,922
BNP Paribas SA	AUD	8,347	USD	6,900	2/18/15	107,360
BNP Paribas SA	GBP	5,633	USD	9,079	2/18/15	302,129
BNP Paribas SA	JPY	385,861	USD	3,615	2/18/15	392,681
BNP Paribas SA	USD	5,319	AUD	6,131	2/18/15	(330,001)
BNP Paribas SA	USD	11,491	GBP	7,158	2/18/15	(338,405)
Citibank	EUR	1,595	USD	2,019	2/18/15	87,995
Citibank	USD	2,586	EUR	2,022	2/18/15	(137,909)
Credit Suisse International	USD	3,155	EUR	2,535	2/18/15	(85,962)
Deutsche Bank AG	USD	6,537	EUR	5,177	2/18/15	(270,304)
Deutsche Bank AG	USD	12,458	JPY	1,405,085	2/18/15	(723,640)
Goldman Sachs Bank USA	AUD	7,628	USD	6,641	2/18/15	433,363
Goldman Sachs Bank USA	EUR	7,504	USD	9,344	2/18/15	259,795
Goldman Sachs Bank USA	JPY	346,046	USD	3,200	2/18/15	309,470
Royal Bank of Scotland PLC	EUR	1,651	USD	2,011	2/18/15	12,167
State Street Bank & Trust Co.	USD	3,946	EUR	3,159	2/18/15	(122,109)
UBS AG	EUR	1,428	USD	1,818	2/18/15	88,899

						$463,451

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(815,313)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(626,227)
Citibank	34,000	10/23/21	2.039%	CPI	#	(923,304)
Goldman Sachs International	22,000	10/23/24	2.245%	CPI	#	(791,286)
Barclays Bank PLC	12,000	10/23/26	2.31%	CPI	#	(484,699)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(481,624)

						$(4,122,453)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
MSCI Daily TR Net EAFE Index	10,654	LIBOR Plus 0.05%	USD 55,703	5/6/15	$(3,914,908)
Goldman Sachs International
Russell 2000 Total Return Index	1,517	LIBOR Minus 0.60%	8,506	2/26/15	117,191
Standard and Poor’s Midcap 400 Index	370	LIBOR Plus 0.07%	758	2/26/15	12
Standard and Poor’s Midcap 400 Index	5,286	LIBOR Plus 0.14%	10,430	3/16/15	375,525

					$(3,422,180)

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,212,226 and gross unrealized depreciation of investments was $(1,460,580), resulting in net unrealized appreciation of $79,751,646.
(g)	An amount of U.S. $8,494,792 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded are 8.8% and 0.6%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange

LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,186,371,583		$1,114,875		$1,187,486,458
Short-Term Municipal Notes		– 0	–	8,315,000		– 0	–	8,315,000
Investment Companies		420,081,854		– 0	–	– 0	–	420,081,854
Corporates - Investment Grade		– 0	–	37,959,820		– 0	–	37,959,820
Short-Term Investments:
Investment Companies		50,495,299		– 0	–	– 0	–	50,495,299
U.S. Treasury Bills		– 0	–	30,999,970		– 0	–	30,999,970

Total Investments in Securities		470,577,153		1,263,646,373		1,114,875		1,735,338,401
Other Financial Instruments*:
Assets:
Futures		– 0	–	2,908,904		– 0	–	2,908,904
Forward Currency Exchange Contracts		– 0	–	2,471,781		– 0	–	2,471,781
Total Return Swaps		– 0	–	492,728		– 0	–	492,728
Liabilities:
Futures		(792,984)		(896,212)		– 0	–	(1,689,196)
Forward Currency Exchange Contracts		– 0	–	(2,008,330)		– 0	–	(2,008,330)
Inflation (CPI) Swaps		– 0	–	(4,122,453)		– 0	–	(4,122,453)
Total Return Swaps		– 0	–	(3,914,908)		– 0	–	(3,914,908)

Total+		$469,784,169		$1,258,577,883		$1,114,875		$1,729,476,927

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$1,535,738		$1,535,738
Accrued discounts/(premiums)	(3,828)		(3,828)
Realized gain (loss)	1,374		1,374
Change in unrealized appreciation/depreciation	56,591		56,591
Purchases	– 0	–	– 0	–
Sales	(475,000)		(475,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$1,114,875		$1,114,875

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$15,839		$15,839

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.7%
Long-Term Municipal Bonds - 66.7%
California - 57.8%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	$1,000	$1,168,650
Bay Area Toll Authority
Series 2014A
1.00%, 4/01/47	13,160	13,212,114
California Econ Recovery
Series 2009A
5.00%, 7/01/17	2,115	2,341,516
5.00%, 7/01/19 (Pre-refunded/ETM)	12,545	14,638,886
California Infrastructure & Economic Development Bank (Broad Collection/The)
Series 2011A
5.00%, 6/01/21	3,000	3,622,410
California State Public Works Board
Series 2010C-1
5.00%, 3/01/20 (Pre-refunded/ETM)	1,500	1,779,840
Series 2011G
5.00%, 12/01/21 (Pre-refunded/ETM)	3,215	3,924,293
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,582,062
Series 2014A
5.00%, 9/01/30	4,375	5,151,606
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,414,650
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,727,435
City & County of San Francisco CA
Series 2011R
5.00%, 6/15/17	6,530	7,223,682
Series 2013A
5.00%, 6/15/15	2,015	2,058,322
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,355,700
NATL Series 1998A
6.00%, 5/15/18	3,305	3,829,140
City of Los Angeles CA Wastewater System Revenue
NATL Series 2005A
4.75%, 6/01/15 (Pre-refunded/ETM)	1,655	1,685,634
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,760,865
Series 2010D
5.25%, 5/15/28	4,145	4,932,923

	Principal Amount (000)	U.S. $ Value
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24	$5,385	$6,482,248
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/24	1,955	2,286,314
Series 2014B
5.00%, 3/01/26	2,360	2,812,270
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,076,241
East Bay Municipal Utility District Water System Revenue
Series 2012B
5.00%, 6/01/16	2,985	3,177,741
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,689,483
Los Angeles Community College District/CA
Series 2013
3.00%, 8/01/15	2,990	3,038,647
Series 2013F
5.00%, 8/01/15	2,135	2,194,033
Series 2015A
5.00%, 8/01/25 (a)	1,950	2,415,016
Los Angeles County Metropolitan Transportation Authority
Series 2013A
5.00%, 7/01/16-7/01/20	12,305	13,819,033
Series 2013C
5.00%, 7/01/19	1,240	1,442,839
Series 2014
5.00%, 7/01/23	2,145	2,654,395
Los Angeles County Sanitation Districts Financing Authority
Series 2013A
5.00%, 10/01/16	4,000	4,314,360
Los Angeles Department of Water & Power PWR
Series 2008A-2
4.00%, 7/01/16	6,570	6,916,042
Series 2012C
4.00%, 1/01/16	7,585	7,798,594
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,306,990
Los Angeles Unified School District/CA
Series 2010K
5.00%, 7/01/18	6,360	7,248,238
Series 2010KRY
5.25%, 7/01/25	160	191,672
Series 2014C
5.00%, 7/01/27	6,815	8,303,805
Los Angeles Unified School District/CA COP
Series 2010B
5.00%, 12/01/16	635	686,772

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2007
5.00%, 10/01/16	$105	$112,891
Palm Springs Unified School District
Series 2013C
3.00%, 8/01/15	1,500	1,524,060
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	7,071,669
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,723,845
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,423,500
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,709,773
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,418,480
San Diego County Water Authority
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,727,762
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21-5/15/22	7,310	8,552,205
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27	2,000	2,330,620
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	569,545
Series 2011G
5.00%, 5/01/24	2,470	2,877,451
Series 20122
5.00%, 5/01/27	1,270	1,473,759
NATL Series 2006-32F
5.25%, 5/01/18	675	767,948
Santa Rosa City Schools
Series 2013
4.00%, 8/01/15	2,500	2,552,875
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,304,486
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	6,131,206
State of California
Series 2008
5.00%, 4/01/17	1,635	1,791,469
Series 2011
5.00%, 10/01/20	1,500	1,777,515
Series 2013
5.00%, 10/01/19-2/01/21	7,185	8,436,348

	Principal Amount (000)	U.S. $ Value
NATL Series 2007
5.00%, 11/01/23	$3,200	$3,578,016
State of California Department of Water Resources PWR
Series 2010L
5.00%, 5/01/17	12,020	13,221,639
Series 2010M
5.00%, 5/01/15	1,815	1,843,278
AGM Series 2008H
5.00%, 5/01/17	1,915	2,106,443
State of California Department of Water Resources WTR
Series 2014A
5.00%, 12/01/27	2,000	2,487,780
University of California
Series 2010U
5.00%, 5/15/18	2,555	2,899,823
Series 2012G
5.00%, 5/15/23	7,400	8,945,638
Series 2013A
5.00%, 5/15/48	6,000	7,322,220
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25	1,790	2,117,821
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	5,084,528
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,386,272

		297,535,326

Colorado - 0.4%
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22	690	765,928
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,266,909

		2,032,837

Florida - 0.9%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	580	615,676
Series 2011A-1
5.00%, 6/01/19	2,035	2,337,340
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,500	1,601,670
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/17	150	164,929

		4,719,615

	Principal Amount (000)	U.S. $ Value
Illinois - 1.1%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	$550	$572,165
State of Illinois
Series 2010
5.00%, 1/01/18	160	175,064
Series 2012
5.00%, 8/01/15-8/01/23	2,870	3,131,734
Series 2013A
5.00%, 4/01/20	1,415	1,590,517

		5,469,480

Michigan - 1.2%
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/17	3,370	3,680,141
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,475,955

		6,156,096

New Jersey - 2.5%
New Jersey Economic Development Authority (New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	2,700	2,860,596
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/16	4,275	4,564,802
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 12/15/19	5,000	5,684,750

		13,110,148

New York - 0.6%
County of Nassau NY
Series 2014A
2.00%, 2/02/15	2,870	2,873,961

Ohio - 0.3%
Ohio State Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	1,445	1,519,244

Puerto Rico - 0.8%
Commonwealth of Puerto Rico
NATL Series 1997
6.50%, 7/01/15	2,860	2,914,912
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,058,620

		3,973,532

	Principal Amount (000)	U.S. $ Value
Texas - 0.6%
Spring Branch Independent School District
Series 2013
3.00%, 6/15/41	$3,020	$3,056,633

Washington - 0.5%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,672,652

Total Municipal Obligations (cost $330,017,987)		343,119,524

	Shares
INVESTMENT COMPANIES - 24.0%
Funds and Investment Trusts - 24.0%
SPDR S&P 500 ETF Trust	561,362	115,359,891
iShares Core MSCI Emerging Markets ETF	167,746	7,889,094

Total Investment Companies (cost $115,914,617)		123,248,985

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 1.8%
Financial Institutions - 1.5%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15	$3,000	3,012,303
JPMorgan Chase & Co.
3.15%, 7/05/16	3,115	3,202,024
Morgan Stanley
1.75%, 2/25/16	1,559	1,567,456

		7,781,783

Industrial - 0.3%
Communications - Media - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	760,674
Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	677	688,649

		1,449,323

Total Corporates - Investment Grade (cost $9,225,774)		9,231,106

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.2%
Investment Companies - 4.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (b)(c) (cost $23,722,601)	$23,722,601	$23,722,601

	Principal Amount (000)
U.S. Treasury Bills - 1.6%
U.S. Treasury Bill Zero Coupon, 1/02/15-3/12/15 (d) (cost $8,199,992)	$8,200	$8,199,992

Total Short-Term Investments (cost $31,922,593)		31,922,593

Total Investments - 98.7% (cost $487,080,971) (e)		507,522,208
Other assets less liabilities - 1.3%		6,921,742

Net Assets - 100.0%		$514,443,950

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	320	March 2015	$11,599,564	$12,131,479	$531,915
FTSE 100 Index Futures	70	March 2015	6,821,785	7,116,183	294,398
Hang Seng Index Futures	7	January 2015	1,056,715	1,067,380	10,665
S&P Mid 400 E Mini Futures	4	March 2015	564,289	579,440	15,151
SPI 200 Futures	18	March 2015	1,889,106	1,977,606	88,500
TOPIX Index Futures	127	March 2015	15,194,384	14,923,401	(270,983)
Sold Contracts
U.S. Long Bond (CBT) Futures	33	March 2015	4,624,078	4,770,563	(146,485)
U.S. T-Note 5 Yr (CBT) Futures	149	March 2015	17,715,935	17,720,524	(4,589)
U.S. T-Note 10 Yr (CBT) Futures	85	March 2015	10,729,128	10,777,734	(48,606)

					$469,966

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	135,612	USD	1,271	2/18/15	$138,424
BNP Paribas SA	AUD	2,421	USD	2,001	2/18/15	31,139

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	1,441	USD	2,322	2/18/15	$77,289
BNP Paribas SA	JPY	109,906	USD	1,030	2/18/15	111,849
BNP Paribas SA	USD	1,577	AUD	1,818	2/18/15	(97,854)
BNP Paribas SA	USD	3,260	GBP	2,031	2/18/15	(96,019)
Brown Brothers Harriman & Co.	USD	521	JPY	61,546	2/18/15	(6,685)
Citibank	EUR	814	USD	1,030	2/18/15	44,908
Citibank	USD	762	EUR	596	2/18/15	(40,650)
Credit Suisse International	USD	1,437	EUR	1,155	2/18/15	(39,166)
Deutsche Bank AG	EUR	562	USD	699	2/18/15	18,439
Deutsche Bank AG	USD	688	EUR	540	2/18/15	(34,232)
Deutsche Bank AG	USD	3,054	JPY	342,041	2/18/15	(197,809)
Goldman Sachs Bank USA	AUD	1,818	USD	1,583	2/18/15	103,284
Goldman Sachs Bank USA	EUR	1,070	USD	1,323	2/18/15	27,482
Goldman Sachs Bank USA	JPY	96,523	USD	892	2/18/15	86,321
Royal Bank of Scotland PLC	EUR	435	USD	530	2/18/15	3,206
State Street Bank & Trust Co.	AUD	315	USD	274	2/18/15	17,865
State Street Bank & Trust Co.	USD	1,546	EUR	1,232	2/18/15	(54,782)

						$93,009

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,000	10/23/17	1.66%	CPI	#	$(271,771)
Barclays Bank PLC	10,000	10/23/19	1.87%	CPI	#	(223,653)
Citibank	8,000	10/23/21	2.04%	CPI	#	(217,248)
Goldman Sachs International	7,000	10/23/24	2.25%	CPI	#	(251,773)
Barclays Bank PLC	5,000	10/23/26	2.31%	CPI	#	(201,958)
Barclays Bank PLC	1,000	10/23/29	2.39%	CPI	#	(48,162)

						$(1,214,565)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
MSCI Daily TR Net EAFE	2,738	LIBOR Plus 0.05%	$14,315	5/6/15	$(1,006,103)
Goldman Sachs International
Russell 2000 Total Return Index	425	LIBOR Minus 0.60%	2,383	2/26/15	32,832
Standard and Poor’s Midcap 400 Index	1,584	LIBOR Plus 0.14%	3,125	3/16/15	112,530

					$(860,741)

(a)	When-Issued or delayed delivery security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,043,522 and gross unrealized depreciation of investments was $(602,285), resulting in net unrealized appreciation of $20,441,237.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded are 4.4% and 11.2%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Local Governments - Municipal Bonds	$	– 0	–	$342,353,596		$765,928		$343,119,524
Investment Companies		123,248,985		– 0	–	– 0	–	123,248,985
Corporates - Investment Grade		– 0	–	9,231,106		– 0	–	9,231,106
Short-Term Investments:
Investment Companies		23,722,601		– 0	–	– 0	–	23,722,601
U.S. Treasury Bills		– 0	–	8,199,992		– 0	–	8,199,992

Total Investments in Securities		146,971,586		359,784,694		765,928		507,522,208
Other Financial Instruments*:
Assets:
Futures		15,151		925,478		– 0	–	940,629
Forward Currency Exchange Contracts		– 0	–	660,206		– 0	–	660,206
Total Return Swaps		– 0	–	145,362		– 0	–	145,362
Liabilities:
Futures		(199,680)		(270,983)		– 0	–	(470,663)
Forward Currency Exchange Contracts		– 0	–	(567,197)		– 0	–	(567,197)
Inflation Swaps		– 0	–	(1,214,565)		– 0	–	(1,214,565)
Total Return Swaps		– 0	–	(1,006,103)		– 0	–	(1,006,103)

Total^		$146,787,057		$358,456,892		$765,928		$506,009,877

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Local Governments - Municipal Bonds		Total
Balance as of 9/30/14	$853,375		$853,375
Accrued discounts/(premiums)	(1,558)		(1,558)
Realized gain (loss)	333		333
Change in unrealized appreciation/depreciation	28,778		28,778
Purchases	– 0	–	– 0	–
Sales	(115,000)		(115,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$765,928		$765,928

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$18,912		$18,912

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.7%
Long-Term Municipal Bonds - 66.7%
New York - 52.6%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$4,035,124
Central Islip Union Free School District
Series 2013
4.00%, 7/15/15	700	713,839
5.00%, 7/15/19	750	865,132
City of New York NY
Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,395,476
Series 2010H-2
5.00%, 6/01/19	1,220	1,405,757
Series 2012I
5.00%, 8/01/16	2,430	2,599,930
Series 2014A
5.00%, 8/01/28	1,285	1,539,944
Series 2014J
5.00%, 8/01/27	1,085	1,305,353
AMBAC Series 2011H4
5.00%, 8/01/15	2,860	2,939,422
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,363,035
Series 2014A
5.00%, 4/01/25	4,775	5,654,412
County of Onondaga NY
Series 2013
4.00%, 5/01/15	2,005	2,029,762
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	820,176
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
4.75%, 1/01/20	450	450,589
Long Island Power Authority
Series 2010-10-A
5.00%, 5/01/15 (Pre-refunded/ETM)	2,780	2,823,396
NATL Series 2006A
5.00%, 6/01/16 (Pre-refunded/ETM)	1,335	1,421,989
Metropolitan Transportation Authority
Series 2011B-1
5.00%, 11/15/15	1,400	1,457,106
Series 2011C
5.00%, 11/15/25	6,505	7,599,791
Series 2012F
5.00%, 11/15/25	1,000	1,186,740
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,885,060
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,809,399

	Principal Amount (000)	U.S. $ Value
Nassau County Interim Finance Authority
Series 2012A
5.00%, 11/15/16	9,035	9,786,079
Nassau Health Care Corp.
Series 2014
2.25%, 1/15/15	3,955	3,956,424
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	5,174,111
Series 2010I-2
5.00%, 11/01/19	2,000	2,327,280
Series 2011B
5.00%, 2/01/21	4,110	4,894,188
Series 2012F-1
5.00%, 5/01/15	2,500	2,538,950
Series 2012S
5.00%, 5/01/19	1,000	1,151,720
Series 2014B
5.00%, 11/01/26	4,000	4,830,320
Series 2014C
5.00%, 11/01/17	3,340	3,723,332
New York City Water & Sewer System
Series 2010FF
5.00%, 6/15/25	500	579,205
Series 2011GG
5.00%, 6/15/26	8,070	9,505,007
New York Local Government Assistance Corp.
Series 2007A
5.00%, 4/01/16	1,030	1,089,678
Series 2010B
5.00%, 4/01/20	4,045	4,768,691
Series 2012A
5.00%, 4/01/16	3,735	3,951,406
New York State Dormitory Authority (Fordham University)
Series 2011B
5.00%, 7/01/41	5,000	5,315,000
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	724,200
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,960,472
Series 2013A
5.00%, 7/01/21	1,000	1,184,980
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	4,635	5,215,905
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,796,874
Series 2014A
5.00%, 2/15/28	2,035	2,430,604
Series 2014C
5.00%, 3/15/29	3,000	3,574,380

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,322,021
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.464%, 4/01/34 (a)(b)	3,225	3,035,502
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	2,064,998
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,872,384
Series 2012A
5.00%, 4/01/20	1,975	2,314,186
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,872,272
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,280,885
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,028,950
Series 2013C
5.00%, 3/15/20	1,970	2,309,884
Port Authority of New York & New Jersey
Series 20131-78
5.00%, 12/01/23	2,515	3,011,788
Series 20131-80
5.00%, 6/01/21	2,500	2,986,725
Series 2014
5.00%, 9/01/28	3,615	4,236,744
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25	3,750	4,676,325
Schenectady County Capital Resource Corp. (Ellis Hospital)
Series 2012
1.75%, 2/15/18	1,115	1,107,630
Tobacco Settlement Financing Corp/NY (Tobacco Settlement Financing Corp/NY State Lease)
Series 2013B
5.00%, 6/01/20	9,650	10,218,385
Town of Brookhaven NY
Series 2010
3.00%, 3/15/15	1,425	1,433,122
Town of Hempstead NY
Series 2012
4.00%, 8/15/15	2,570	2,630,292
Triborough Bridge & Tunnel Authority
Series 2008C
5.00%, 11/15/16	5,000	5,414,650

	Principal Amount (000)	U.S. $ Value
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,775,816

		209,372,797

Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	1,000	1,119,530

Arizona - 0.7%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,999,231

Colorado - 1.4%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,796,002
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22	600	666,024
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,209,164

		5,671,190

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,428,650

Florida - 3.2%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,963,015
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	1,155	1,226,044
Series 2012A-1
5.00%, 6/01/21	2,840	3,334,671
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,888,268
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,885	2,012,765
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	191,680

		12,616,443

	Principal Amount (000)	U.S. $ Value
Idaho - 0.2%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	660	666,706

Illinois - 2.3%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	475	494,143
State of Illinois
Series 2010
5.00%, 1/01/18	160	175,064
Series 2012
5.00%, 8/01/15	2,320	2,378,348
Series 2014
5.00%, 5/01/22	1,000	1,120,740
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,977,617
Series 2013
4.00%, 6/15/16	2,915	3,060,925

		9,206,837

Michigan - 1.5%
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,803,292

New Jersey - 1.5%
New Jersey State Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,146,176
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,788,707

		5,934,883

Pennsylvania - 1.2%
Philadelphia Parking Authority (Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	227,126
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/24	4,000	4,536,840

		4,763,966

Puerto Rico - 0.5%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/16	1,945	2,015,156

	Principal Amount (000)	U.S. $ Value
Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,688,194

Total Municipal Obligations (cost $255,189,291)		265,286,875

	Shares
INVESTMENT COMPANIES - 23.9%
Funds and Investment Trusts - 23.9%
iShares Core MSCI Emerging Markets ETF	130,359	6,130,784
SPDR S&P 500 ETF Trust	433,316	89,046,438

Total Investment Companies (cost $88,471,385)		95,177,222

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 2.0%
Financial Institutions - 1.7%
Banking - 1.7%
Bank of America Corp.
1.50%, 10/09/15	$2,626	2,636,769
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,215,572
JPMorgan Chase & Co.
1.35%, 2/15/17	2,645	2,644,942

		6,497,283

Industrial - 0.3%
Communications - Media - 0.1%
Viacom, Inc.
1.25%, 2/27/15	640	640,568

Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	665	662,422

		1,302,990

Total Corporates - Investment Grade (cost $7,786,956)		7,800,273

	Shares
SHORT-TERM INVESTMENTS - 5.6%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c)(d) (cost $16,378,858)	16,378,858	16,378,858

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 1.5%
U.S. Treasury Bill
Zero Coupon, 1/02/15	$3,000	3,000,000
Zero Coupon, 3/12/15 (e)	3,000	2,999,994

Total U.S. Treasury Bills (cost $5,999,994)		5,999,994

Total Short-Term Investments (cost $22,378,852)		22,378,852

Total Investments - 98.2% (cost $373,826,484) (f)		390,643,222
Other assets less liabilities - 1.8% (g)		6,975,224

Net Assets - 100.0%		$397,618,446

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	230	March 2015	$8,337,187	$8,719,501	$382,314
FTSE 100 Index Futures	51	March 2015	4,969,509	5,184,647	215,138
Hang Seng Index Futures	5	January 2015	754,796	762,413	7,617
S&P Mid 400 E Mini Futures	3	March 2015	423,217	434,580	11,363
SPI 200 Futures	13	March 2015	1,364,354	1,428,271	63,917
TOPIX Index Futures	95	March 2015	11,365,042	11,163,174	(201,868)
Sold Contracts
U.S. Long Bond (CBT) Futures	29	March 2015	4,063,584	4,192,313	(128,729)
U.S. T-Note 5 Yr (CBT) Futures	113	March 2015	13,435,580	13,439,055	(3,475)
U.S. T-Note 10 Yr (CBT) Futures	79	March 2015	9,970,528	10,016,953	(46,425)

					$299,852

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	104,139	USD$	976	2/18/15	$106,298
BNP Paribas SA	AUD	1,883	USD	1,557	2/18/15	24,219
BNP Paribas SA	GBP	1,278	USD	2,060	2/18/15	68,546
BNP Paribas SA	JPY	86,404	USD	810	2/18/15	87,931
BNP Paribas SA	USD	1,142	AUD	1,316	2/18/15	(70,834)
BNP Paribas SA	USD	2,536	GBP	1,580	2/18/15	(74,697)
Citibank	EUR	1,116	USD	1,402	2/18/15	50,882
Citibank	USD	605	EUR	473	2/18/15	(32,261)
Credit Suisse International	USD	724	EUR	582	2/18/15	(19,736)
Deutsche Bank AG	USD	1,374	EUR	1,089	2/18/15	(55,707)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	2,799	JPY	315,765	2/18/15	$(161,587)
Goldman Sachs Bank USA	EUR	1,103	USD	1,372	2/18/15	36,833
Goldman Sachs Bank USA	AUD	1,316	USD	1,146	2/18/15	74,765
Goldman Sachs Bank USA	JPY	76,771	USD	710	2/18/15	68,657
Royal Bank of Scotland PLC	EUR	341	USD	415	2/18/15	2,513
State Street Bank & Trust Co.	AUD	359	USD	313	2/18/15	20,360
State Street Bank & Trust Co.	USD	745	EUR	597	2/18/15	(22,029)

						$104,153

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(181,181)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(134,192)
Citibank	5,000	10/23/21	2.039%	CPI	#	(135,780)
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(251,773)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(161,566)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(48,162)

						$(912,654)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank
MSCI Daily TR Net EAFE Index	2,412	LIBOR Plus 0.05%	$12,611	5/6/15	$(886,311)
Goldman Sachs International
Russell 2000 Total Return Index	335	LIBOR Minus 0.06%	1,878	2/26/15	25,880
Standard and Poor’s Midcap 400 Index	93	LIBOR Plus 0.07%	190	2/26/15	3
Standard and Poor’s Midcap 400 Index	1,156	LIBOR Plus 0.14%	2,281	3/16/15	82,124

					$(778,304)

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2014 and the aggregate market value of this security amounted to $3,035,502 or 0.76% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2014.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,324,709 and gross unrealized depreciation of investments was $(507,971), resulting in net unrealized appreciation of $16,816,738.
(g)	An amount of U.S. $1,931,867 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

As of December 31, 2014, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.7% and 4.2%, respectively.

Currency Abbreviation:

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$259,547,132		$5,739,743		$265,286,875
Investment Companies		95,177,222		– 0	–	– 0	–	95,177,222
Corporates - Investment Grade		– 0	–	7,800,273		– 0	–	7,800,273
Short-Term Investments:
Investment Companies		16,378,858		– 0	–	– 0	–	16,378,858
U.S. Treasury Bills		– 0	–	5,999,994		– 0	–	5,999,994

Total Investments in Securities		111,556,080		273,347,399		5,739,743		390,643,222
Other Financial Instruments*:
Assets:
Futures		11,363		668,986		– 0	–	680,349
Forward Currency Exchange Contracts		– 0	–	541,004		– 0	–	541,004
Total Return Swaps		– 0	–	108,007		– 0	–	108,007
Liabilities:
Futures		(178,629)		(201,868)		– 0	–	(380,497)
Forward Currency Exchange Contracts		– 0	–	(436,851)		– 0	–	(436,851)
Inflation (CPI) Swaps		– 0	–	(912,654)		– 0	–	(912,654)
Total Return Swaps		– 0	–	(886,311)		– 0	–	(886,311)

Total+		$111,388,814		$272,227,712		$5,739,743		$389,356,269

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/14	$5,280,423		$5,280,423
Accrued discounts/(premiums)	(7,591)		(7,591)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	16,911		16,911
Purchases	450,000		450,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/14	$5,739,743		$5,739,743

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$16,911		$16,911

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date: February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 23, 2015